UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 89.9% of Net Assets
	Application Software — 19.4%
297	Adobe, Inc.(1)	$73,603
143	Alteryx, Inc.(1)	10,174
351	Anaplan, Inc.(1)	11,018
303	Autodesk, Inc.(1)	44,602
607	Ceridian HCM Holding, Inc.(1)	25,014
1,277	Cloudera, Inc.(1)	17,239
325	Domo, Inc. — Class B(1)	8,775
139	Elastic NV (Netherlands) (1)	11,815
509	Salesforce.com, Inc.(1)	77,353
366	Smartsheet, Inc.(1)	11,485
583	Splunk, Inc.(1)	72,782
152	Trade Desk, Inc. (The)(1)	21,687
305	Workday, Inc.(1)	55,367

		440,914

	Auto Parts & Equipment — 1.4%
413	Aptiv PLC	32,681

	Automobile Manufacturers — 3.1%
815	General Motors Co.	31,801
126	Tesla Inc.(1)	38,685

		70,486

	Data Processing & Outsourced Services — 3.3%
197	Mastercard, Inc.	41,593
254	Visa, Inc.	34,292

		75,885

	Health Care Equipment — 3.0%
138	IDEXX Laboratories, Inc.(1)	29,364
76	Intuitive Surgical, Inc.(1)	39,796

		69,160

	Health Care Supplies — 1.0%
94	Align Technology, Inc.(1)	23,401

	Home Entertainment Software — 2.9%
474	Activision Blizzard, Inc.	22,392
260	Electronic Arts, Inc.(1)	23,982
181	Take-Two Interactive Software, Inc.(1)	19,105

		65,479

	Internet Retail — 5.0%
45	Amazon.com, Inc.(1)	77,343
105	Netflix, Inc.(1)	35,647

		112,990

	Internet Services & Infrastructure — 12.7%
254	Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	42,797
64	Alphabet, Inc.(1)	72,057
147	Baidu, Inc. (SP ADR) (China)(1)	25,377
515	Facebook, Inc.(1)	85,845
829	Tencent Holdings, Ltd. (SP ADR) (China)	36,982
790	Twitter, Inc.(1)	26,512

		289,570

	IT Consulting & Other Services — 5.1%
267	Accenture PLC	40,998
288	EPAM Systems, Inc.(1)	40,746
245	Gartner, Inc.(1)	33,293

		115,037

	Life Sciences Tools & Services — 1.7%
136	Illumina, Inc.(1)	38,052

	Managed Health Care — 1.6%
132	UnitedHealth Group, Inc.	35,666

	Restaurants — 1.8%
144	Domino’s Pizza, Inc.	40,857

	Semiconductor Equipment — 3.2%
275	ASML Holding NV (Netherlands)	48,133
152	Lam Research Corp.	25,776

		73,909

	Semiconductors — 10.2%
155	Broadcom, Inc.	41,579
1,191	Intel Corp.	56,120
881	Micron Technology, Inc.(1)	33,672
337	NVIDIA Corp.	48,444
512	QUALCOMM, Inc.	25,354
692	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	26,033

		231,202

	Specialized REITs — 3.5%
339	American Tower Corp.	58,593
55	Equinix, Inc.	21,670

		80,263

	Systems Software — 8.5%
723	Microsoft Corp.	75,503
407	ServiceNow, Inc.(1)	89,548
220	Tableau Software, Inc.(1)	28,125

		193,176

	Technology Hardware, Storage & Peripherals — 2.5%
540	NetApp, Inc.	34,436
492	Western Digital Corp.	22,135

		56,571

	Total Common Stock (Cost: $1,903,974)	2,045,299

	Money Market Investments — 10.2%
232,815	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	232,815

	Total Money Market Investments (Cost: $232,815)	232,815

	Total Investments (100.1%) (Cost: $2,136,789)	2,278,114
	Liabilities In Excess Of Other Assets (-0.1%)	(3,323)

	Net Assets (100.0%)	$2,274,791

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.
REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Application Software	19.4%
Auto Parts & Equipment	1.4
Automobile Manufacturers	3.1
Data Processing & Outsourced Services	3.3
Health Care Equipment	3.0
Health Care Supplies	1.0
Home Entertainment Software	2.9
Internet Retail	5.0
Internet Services & Infrastructure	12.7
IT Consulting & Other Services	5.1
Life Sciences Tools & Services	1.7
Managed Health Care	1.6
Restaurants	1.8
Semiconductor Equipment	3.2
Semiconductors	10.2
Specialized REITs	3.5
Systems Software	8.5
Technology Hardware, Storage & Peripherals	2.5
Money Market Investments	10.2

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$440,914	$—	$—	$440,914
Auto Parts & Equipment	32,681	—	—	32,681
Automobile Manufacturers	70,486	—	—	70,486
Data Processing & Outsourced Services	75,885	—	—	75,885
Health Care Equipment	69,160	—	—	69,160
Health Care Supplies	23,401	—	—	23,401
Home Entertainment Software	65,479	—	—	65,479
Internet Retail	112,990	—	—	112,990
Internet Services & Infrastructure	289,570	—	—	289,570
IT Consulting & Other Services	115,037	—	—	115,037
Life Sciences Tools & Services	38,052	—	—	38,052
Managed Health Care	35,666	—	—	35,666
Restaurants	40,857	—	—	40,857
Semiconductor Equipment	73,909	—	—	73,909
Semiconductors	231,202	—	—	231,202
Specialized REITs	80,263	—	—	80,263
Systems Software	193,176	—	—	193,176
Technology Hardware, Storage & Peripherals	56,571	—	—	56,571

Total Common Stock	2,045,299	—	—	2,045,299

Money Market Investments	232,815	—	—	232,815

Total Investments	$2,278,114	$—	$—	$2,278,114

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	EXCHANGE-TRADED FUNDS — 2.4% of Net Assets
11,160	iShares MSCI EAFE Index Fund	$699,509

	Total Exchange-traded Funds (Cost: $725,446)	699,509

	INVESTMENT COMPANIES — 92.1%
	Diversified Equity Funds — 33.6%
173,680	TCW New America Premier Equities Fund — I Class(1)	2,867,461
187,735	TCW Relative Value Large Cap Fund — I Class(1)	3,275,970
35,248	TCW Relative Value Mid Cap Fund — I Class(1)	710,944
113,791	TCW Select Equities Fund — I Class(1)	2,752,611

		9,606,986

	Diversified Fixed Income Funds — 58.5%
406,845	Metropolitan West Low Duration Bond Fund — I Class(1)	3,515,139
349,091	Metropolitan West Total Return Bond Fund — I Class(1)	3,661,966
461,733	Metropolitan West Unconstrained Bond Fund — I Class(1)	5,411,516
74,247	TCW Global Bond Fund — I Class(1)	726,133
351,388	TCW Total Return Bond Fund — I Class(1)	3,408,463

		16,723,217

	Total Investment Companies (Cost: $25,615,904)	26,330,203

	MONEY MARKET INVESTMENTS — 5.5%
392,034	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	392,034
1,169,336	Fidelity Institutional Government Portfolio — Select Class, 2.23%(2)	1,169,336

	Total Money Market Investments (Cost: $1,561,370)	1,561,370

	Total Investments (100.0%) (Cost: $27,902,720)	28,591,082
	Liabilities In Excess Of Other Assets (0.0%)	(6,901)

	Net Assets (100.0%)	$28,584,181

(1)	Affiliated issuer.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)	January 31, 2019

The following is a summary of the TCW Conservative Allocation Fund’s transactions in affiliated funds during the quarter ended January 31, 2019:

Name of Affiliated Fund	Value at October 31, 2018 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held January 31, 2019	Value at January 31, 2019 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
Metropolitan West Low Duration Bond Fund — I Class	$3,515	$25	$57	406,845	$3,515	$25	$—	$(1)	$34
Metropolitan West Total Return Bond Fund — I Class	$3,594	$28	$58	349,091	3,662	28	—	(3)	101
Metropolitan West Unconstrained Bond Fund — I Class	$5,432	$53	$87	461,733	5,412	53	—	(1)	15
TCW Global Bond Fund — I Class	$708	$4	$11	74,247	726	4	—	(1)	26
TCW New America Premier Equities Fund— I Class	$2,832	$37	$43	173,680	2,867	1	35	4	38
TCW Relative Value Large Cap Fund — I Class	$3,299	$377	$49	187,735	3,276	51	326	(14)	(337)
TCW Relative Value Mid Cap Fund — I Class	$731	$57	$10	35,248	711	5	52	(4)	(193)
TCW Select Equities Fund — I Class	$2,687	$355	$41	113,791	2,753	—	355	(8)	(241)
TCW Total Return Bond Fund — I Class	$3,336	$45	$55	351,388	3,408	35	—	(1)	83

Total					$26,330	$202	$768	$(29)	$(474)

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	58.5%
Diversified Equity Funds	33.6
Money Market Investments	5.5
Exchange-Traded Funds	2.4

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$699,509	$—	$—	$699,509
Investment Companies	26,330,203	—	—	26,330,203
Money Market Investments	1,561,370	—	—	1,561,370

Total Investments	$28,591,082	$—	$—	$28,591,082

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 97.2% of Net Assets
	Brazil — 7.0%
7,200	B3 S.A. — Brasil Bolsa Balcao	$62,254
8,300	Banco Bradesco S.A. (ADR)	103,086
1,000	Braskem S.A. (ADR)	28,500
5,000	BRF S.A. (ADR)(1)	32,500
12,900	CCR S.A.	52,721
1,400	Cosan, Ltd.	15,442
3,100	EDP - Energias do Brasil S.A.	14,303
3,300	Estacio Participacoes S.A.	28,191
1,700	Petroleo Brasileiro S.A. (SP ADR)	27,710
1,800	Vale S.A.	22,392

	Total Brazil (Cost: $309,925)	387,099

	China — 35.6%
1,300	58.Com, Inc. (ADR)(1)	82,420
64,000	Agricultural Bank of China, Ltd. — Class H	30,303
1,584	Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	266,888
7,000	Anhui Conch Cement Co., Ltd. — Class H	38,175
500	Autohome, Inc.(1)	36,190
2,500	Beijing Enterprises Holdings, Ltd.	14,213
26,000	China Communications Construction Co., Ltd. — Class H	26,091
13,600	China Gezhouba Group Co., Ltd.	12,562
28,000	China Jinmao Holdings Group, Ltd.	14,214
14,000	China Overseas Land & Investment, Ltd.	52,813
700	China Petroleum & Chemical Corp. (ADR)	58,415
18,500	China Railway Construction Corp., Ltd. — Class H	25,692
28,000	China Railway Group, Ltd. — Class H	26,223
40,000	China Southern Airlines Co., Ltd.	28,666
15,400	China State Construction Engineering Corp., Ltd.	14,111
24,000	CIFI Holdings Group Co., Ltd.	15,881
8,000	CITIC, Ltd.	12,120
24,000	COSCO SHIPPING Energy Transportation Co., Ltd.	13,649
5,200	Fangda Carbon New Material Co., Ltd.	14,268
15,000	Galaxy Entertainment Group, Ltd.	104,446
18,000	Guangdong Investment, Ltd.	34,376
50,000	Guangzhou Automobile Group Co., Ltd. — Class H	54,307
35,000	HKT Trust & HKT, Ltd. — Class SS	51,620
48,000	Huaneng Renewables Corp., Ltd.	13,843
4,500	Huayu Automotive Systems Co., Ltd.	13,630
250,000	Industrial & Commercial Bank of China, Ltd. — Class H	194,227
4,500	Kingboard Holdings LtdKingboard Holdings LtdKingboard Holdings LtdKingboard Holdings Ltd	15,835
4,000	Minth Group, Ltd.	13,996
500	New Oriental Education & Technology Group(1)	38,520
14,650	Ping An Insurance Group Co. of China, Ltd. — Class H	142,634
15,900	Shanxi Xishan Coal & Electricity Power Co., Ltd.	13,028
12,000	Sino Biopharmaceutical, Ltd.	10,152
30,000	Sinotrans, Ltd.	13,813
9,000	Sinotruk Hong Kong, Ltd.	16,670
9,000	Tencent Holdings, Ltd.	400,654
3,000	Wuxi Biologics, Inc.(1)	25,943
16,000	Yanzhou Coal Mining Co., Ltd.—Class H	14,711
70,000	Yuexiu Property Co., Ltd.	13,608

	Total China (Cost: $1,647,279)	1,968,907

	Egypt — 0.8%
6,982	Commercial International Bank Egypt SAE	32,737
12,790	ElSwedy Electric Co.(1)	12,667

	Total Egypt (Cost: $48,663)	45,404

	France — 1.0% (Cost: $53,603)
112	Kering S.A.	56,310

	India — 8.6%
4,690	Aurobindo Pharma, Ltd.	51,869
4,215	Axis Bank, Ltd.(1)	42,833
7,478	Bharat Petroleum Corp., Ltd.	36,621
1,100	Dr Reddy’s Laboratories, Ltd. (ADR)	42,009
7,635	Hindustan Petroleum Corp., Ltd.	25,349
1,075	Housing Development Finance Corp., Ltd.	29,080
19,300	Indian Oil Corp., Ltd.	37,268
2,815	Infosys, Ltd.	29,683
6,910	ITC, Ltd.	27,068
567	Maruti Suzuki India, Ltd.	53,049
1,656	Reliance Industries, Ltd.	28,640
1,517	Tata Consultancy Services, Ltd.	42,933
4,900	Wipro, Ltd. (ADR)	27,881

	Total India (Cost: $445,328)	474,283

	Indonesia — 4.7%
28,000	Bank Central Asia Tbk PT	56,642
113,900	Bank Rakyat Indonesia Persero Tbk PT	31,572
40,400	Charoen Pokphand Indonesia Tbk PT	21,414
113,100	Matahari Department Store Tbk PT	56,854
37,700	Semen Indonesia Persero Tbk PT	34,260
95,900	Telekomunikasi Indonesia Persero Tbk PT	26,764
47,100	Tower Bersama Infrastructure Tbk PT	16,607
93,700	Waskita Karya Persero Tbk PT	13,304

	Total Indonesia (Cost: $212,314)	257,417

	Japan — 0.1% (Cost: $9,037)
100	Eisai Co., Ltd.	7,772

	Kenya — 1.8% (Cost: $103,864)
414,100	Safari.com, Ltd.	100,699

	Malaysia — 0.2% (Cost: $13,671)
55,500	My EG Services BHD	13,616

	Mexico — 2.0%
22,400	Alfa S.A.B. de C.V.	28,406
10,100	Grupo Financiero Banorte S.A.B. de C.V. — Class O	56,450
35,900	Nemak S.A.B. de C.V.	28,281

	Total Mexico (Cost: $117,879)	113,137

	Poland — 0.8%
2,435	PLAY Communications S.A.	14,969
278	Santander Bank Polska S.A.	28,035

	Total Poland (Cost: $41,401)	43,004

	Qatar — 0.6% (Cost: $30,616)
820	Industries Qatar QSC	32,331

	Russia — 3.2%
7,810	Aeroflot PJSC	12,869
3,795	Evraz PLC	24,932
1,034	LUKOIL PJSC (SP ADR)	82,927

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
18,600	Magnitogorsk Iron & Steel Works PJSC	$12,349
5,500	Novolipetsk Steel PJSC	12,822
9,930	Sberbank of Russia	33,024

	Total Russia (Cost: $154,319)	178,923

	Slovenia — 0.3% (Cost: $13,073)
1,005	Nova Ljubljanska Banka dd(1)	14,410

	South Africa — 5.8%
920	Capitec Bank Holdings, Ltd.	81,115
4,024	Clicks Group, Ltd.	59,708
10,597	FirstRand, Ltd.	55,659
3,093	Mr Price Group, Ltd.	52,040
121	Naspers, Ltd. — N Shares	27,977
2,074	Standard Bank Group, Ltd.	30,628
2,778	Telkom S.A. SOC, Ltd.	14,049

	Total South Africa (Cost: $271,279)	321,176

	South Korea — 7.3%
140	BGF retail Co., Ltd.	23,112
124	CJ Corp.	13,465
455	Doosan Bobcat, Inc.	13,608
714	GS Retail Co., Ltd.	23,130
903	Handsome Co., Ltd.	30,028
165	Hyundai Department Store Co,Ltd	14,204
1,000	Korean Air Lines Co., Ltd.	32,756
1,700	KT Corp. (SP ADR)(1)	23,494
3,799	Samsung Electronics Co., Ltd.	158,396
57	SK Holdings Co., Ltd.	13,540
110	SK Telecom Co., Ltd.	25,466
5,625	Ssangyong Cement Industrial Co., Ltd.	33,607

	Total South Korea (Cost: $376,772)	404,806

	Taiwan — 10.8%
28,000	Accton Technology Corp.	100,771
1,000	ASPEED Technology, Inc.	20,705
36,000	China Airlines, Ltd.	12,488
34,000	Evergreen Marine Corp. Taiwan, Ltd.	13,395
16,000	Formosa Plastics Corp.	53,544
5,000	PCL Technologies, Inc.	14,165
12,000	Pou Chen Corp.	14,553
2,000	President Chain Store Corp.	21,243
6,000	Sercomm Corp.	12,703
13,000	Taiwan High Speed Rail Corp.	13,310
30,000	Taiwan Semiconductor Manufacturing Co., Ltd.	222,539
12,000	Taiwan Union Technology Corp.	37,965
11,000	Uni-President Enterprises Corp.	26,067
21,000	Wistron Corp.	14,718
2,088	Wiwynn Corp.(1)	22,345

	Total Taiwan (Cost: $590,636)	600,511

	Thailand — 0.3% (Cost: $14,553)
18,100	Charoen Pokphand Foods PCL (NVDR)	15,815

	Turkey — 2.2%
588	Tupras Turkiye Petrol Rafinerileri A.S.	15,792
8,667	Turk Hava Yollari(1)	25,773
4,600	Turkcell Iletisim Hizmetleri A.S.	31,970
17,305	Turkiye Garanti Bankasi A.S.	30,306
13,045	Turkiye Sise ve Cam Fabrikalari A.S.	17,135

	Total Turkey (Cost: $105,552)	120,976

	United Arab Emirates — 1.4% (Cost: $32,817)
2,228	NMC Health PLC	75,645

	United States — 2.7%
300	Analog Devices, Inc.	29,658
700	Applied Materials, Inc.	27,356
200	MSCI, Inc.	34,054
500	Xilinx, Inc.	55,970

	Total United States (Cost: $125,195)	147,038

	Total Common Stock (Cost: $4,717,776)	5,379,279

	PREFERRED STOCK — 1.0%
	Russia — 0.2% (Cost: $13,316)
22,100	Surgutneftegas PJSC 3.41%	13,698

	South Korea — 0.8%
373	Hyundai Motor Co. 5.13%	28,227
20	LG Household & Health Care, Ltd. 1.33%	13,662

	Total South Korea (Cost: $38,913)	41,889

	Total Preferred Stock (Cost: $52,229)	55,587

	MONEY MARKET INVESTMENTS — 1.6%
89,830	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	89,830

	Total Money Market Investments (Cost: $89,830)	89,830

	Total Investments (99.8%) (Cost: $4,859,835)	5,524,696

	Excess Of Other Assets Over Liabilities (0.2%)	10,764

	Total Net Assets (100.0%)	$5,535,460

ADR	American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Air Freight & Logistics	0.2%
Airlines	2.0
Auto Components	0.9
Automobiles	2.5
Banks	13.8
Capital Markets	1.7
Chemicals	1.5
Communications Equipment	2.2
Construction & Engineering	2.3
Construction Materials	1.9
Diversified Consumer Services	1.2
Diversified Financial Services	1.0
Diversified Telecommunication Services	2.4
Electric Utilities	0.3
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	1.0
Food & Staples Retailing	2.3
Food Products	1.8
Gas Utilities	0.3
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	1.9
Independent Power and Renewable Electricity Producers	0.2
Industrial Conglomerates	2.0
Insurance	2.6
Interactive Media & Services	14.2
IT Services	2.0
Life Sciences Tools & Services	0.5
Machinery	0.6
Marine	0.4
Media	0.5
Metals & Mining	1.3
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	6.7
Personal Products	0.3
Pharmaceuticals	2.0
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	6.5
Specialty Retail	0.9
Technology Hardware, Storage & Peripherals	3.6
Textiles, Apparel & Luxury Goods	1.8
Thrifts & Mortgage Finance	0.5
Tobacco	0.5
Transportation Infrastructure	1.1
Water Utilities	0.6
Wireless Telecommunication Services	3.2
Money Market Investments	1.6

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$13,813	$—	$13,813
Airlines	—	112,551	—	112,551
Auto Components	28,281	27,626	—	55,907
Automobiles	—	107,356	—	107,356
Banks	173,946	591,420	—	765,366
Capital Markets	34,054	62,254	—	96,308
Chemicals	28,500	53,544	—	82,044
Communications Equipment	—	127,639	—	127,639
Construction & Engineering	—	117,984	—	117,984
Construction Materials	—	106,042	—	106,042
Diversified Consumer Services	38,520	28,191	—	66,711
Diversified Financial Services	—	55,659	—	55,659
Diversified Telecommunication Services	23,494	109,040	—	132,534
Electric Utilities	—	14,303	—	14,303
Electrical Equipment	12,667	14,268	—	26,935
Electronic Equipment, Instruments & Components	—	53,801	—	53,801
Food & Staples Retailing	59,708	67,485	—	127,193
Food Products	32,500	63,296	—	95,796
Gas Utilities	—	14,213	—	14,213
Health Care Providers & Services	—	75,645	—	75,645
Hotels, Restaurants & Leisure	—	104,446	—	104,446
IT Services	27,881	86,232	—	114,113
Independent Power and Renewable Electricity Producers	—	13,843	—	13,843
Industrial Conglomerates	28,406	88,590	—	116,996
Insurance	—	142,634	—	142,634
Interactive Media & Services	385,498	400,654	—	786,152
Life Sciences Tools & Services	—	25,943	—	25,943
Machinery	—	30,278	—	30,278
Marine	—	27,045	—	27,045
Media	—	27,977	—	27,977
Metals & Mining	22,392	50,103	—	72,495
Multiline Retail	—	71,058	—	71,058
Oil, Gas & Consumable Fuels	184,494	171,409	—	355,903
Pharmaceuticals	42,009	69,792	—	111,801
Real Estate Management & Development	—	96,516	—	96,516
Semiconductors & Semiconductor Equipment	112,984	243,244	—	356,228
Specialty Retail	—	52,040	—	52,040
Technology Hardware, Storage & Peripherals	—	195,459	—	195,459
Textiles, Apparel & Luxury Goods	30,028	70,864	—	100,892
Thrifts & Mortgage Finance	—	29,080	—	29,080
Tobacco	—	27,068	—	27,068
Transportation Infrastructure	—	66,031	—	66,031
Water Utilities	—	34,376	—	34,376
Wireless Telecommunication Services	132,669	40,436	—	173,105

Total Common Stock	1,398,031	3,981,248	—	5,379,279

Preferred Stock
Automobiles	—	28,227	—	28,227
Oil, Gas & Consumable Fuels	—	13,698	—	13,698
Personal Products	—	13,662	—	13,662

Total Preferred Stock	—	55,587	—	55,587

Money Market Investments	89,830	—	—	89,830

Total Investments	$1,487,861	$4,036,835	$—	$5,524,696

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 46.7% of Net Assets
Angola — 1.0%
Angolan Government International Bond
8.25%(1)	05/09/28	$425,000	$439,344
9.38%(1)	05/08/48	625,000	661,687

Total Angola (Cost: $1,053,003)			1,101,031

Argentina — 2.6%
Argentine Republic Government International Bond
4.63%	01/11/23	220,000	189,508
5.63%	01/26/22	795,000	724,444
6.88%	04/22/21	925,000	886,844
6.88%	01/26/27	555,000	471,547
7.50%	04/22/26	830,000	738,397

Total Argentina (Cost: $3,055,649)			3,010,740

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
3.50%(2)	09/01/32	325,000	280,284
Southern Gas Corridor CJSC
6.88%(2)	03/24/26	400,000	445,440

Total Azerbaijan (Cost: $703,341)			725,724

Bahrain — 1.7%
Bahrain Government International Bond
6.75%(2)	09/20/29	600,000	610,320
7.00%(1)	10/12/28	855,000	888,131
Oil and Gas Holding Co. (The)
7.50%(1)	10/25/27	200,000	207,340
7.63%(1)	11/07/24	200,000	212,845

Total Bahrain (Cost: $1,786,033)			1,918,636

Brazil — 3.1%
Banco do Brasil S.A.
6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%)(2), (3), (4)	10/29/49	200,000	180,810
9.00% (U.S. 10-year Treasury Constant Maturity Rate + 6.362%)(2), (3), (4)	06/29/49	400,000	425,800
Cemig Geracao e Transmissao S.A.
9.25%(2)	12/05/24	200,000	219,400
CSN Resources S.A.
6.50%(2)	07/21/20	100,000	99,160
Light Servicos de Eletricidade SA/Light Energia SA
7.25%(1)	05/03/23	200,000	200,939
MARB BondCo PLC
6.88%(1)	01/19/25	200,000	191,727
Petrobras Global Finance BV
5.75%	02/01/29	1,262,000	1,240,925
6.85%	12/31/99	635,000	617,855
Suzano Austria GmbH
6.00%(1)	01/15/29	200,000	209,750
7.00%(1)	03/16/47	200,000	217,000

Total Brazil (Cost: $3,425,705)			3,603,366

China — 0.7%
China SCE Group Holdings, Ltd.
7.45%(2)	04/17/21	200,000	201,120
CIFI Holdings Group Co., Ltd.
7.75%(2)	06/05/20	200,000	205,100
Country Garden Holdings Co. Ltd.
7.25%(2)	04/04/21	200,000	203,041
New Metro Global, Ltd.
6.50%(2)	04/23/21	200,000	199,460

Total China (Cost: $795,572)			808,721

Colombia — 1.8%
Colombia Government International Bond
3.88%	04/25/27	225,000	222,469
4.00%	02/26/24	300,000	304,162
4.50%	03/15/29	200,000	204,900
5.00%	06/15/45	1,050,000	1,062,180
Ecopetrol S.A.
5.88%	05/28/45	235,000	232,591

Total Colombia (Cost: $1,974,793)			2,026,302

Costa Rica — 0.3%
Autopistas del Sol S.A.
7.38%(1)	12/30/30	189,910	176,142
Costa Rica Government International Bond
4.38%(2)	04/30/25	200,000	177,838

Total Costa Rica (Cost: $366,760)			353,980

Dominican Republic — 1.4%
Dominican Republic International Bond
5.95%(1)	01/25/27	795,000	821,632
6.00%(1)	07/19/28	350,000	361,813
6.85%(2)	01/27/45	450,000	466,875

Total Dominican Republic (Cost: $1,619,365)			1,650,320

Ecuador — 1.4%
Ecuador Government International Bond
7.88%(1)	01/23/28	800,000	709,400
7.95%(2)	06/20/24	750,000	711,562
10.75%(1)	01/31/29	200,000	203,600

Total Ecuador (Cost: $1,625,680)			1,624,562

Egypt — 1.7%
Egypt Government International Bond
5.58%(1)	02/21/23	400,000	389,760
6.13%(1)	01/31/22	275,000	274,780
6.59%(1)	02/21/28	600,000	561,000
7.50%(1)	01/31/27	570,000	567,150
8.50%(2)	01/31/47	200,000	193,756

Total Egypt (Cost: $2,035,141)			1,986,446

El Salvador — 0.3%
AES El Salvador Trust III
6.75%(2)	03/28/23	200,000	186,250
El Salvador Government International Bond
6.38%(2)	01/18/27	50,000	48,313
7.63%(2)	02/01/41	150,000	149,062

Total El Salvador (Cost: $387,580)			383,625

Ghana — 0.3% (Cost: $381,511)
Ghana Government International Bond
7.63%(2)	05/16/29	400,000	382,080

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Honduras — 0.1% (Cost: $146,254)
Honduras Government International Bond
6.25%(2)	01/19/27	$150,000	$154,688

India — 0.5%
Azure Power Energy, Ltd.
5.50%(1)	11/03/22	200,000	195,481
Neerg Energy, Ltd.
6.00%(1)	02/13/22	200,000	194,520
Vedanta Resources PLC
6.13%(2)	08/09/24	200,000	183,280

Total India (Cost: $595,539)			573,281

Indonesia — 2.6%
Indonesia Asahan Aluminium Persero PT
5.23%(1)	11/15/21	200,000	207,200
5.71%(1)	11/15/23	200,000	212,250
6.53%(1)	11/15/28	200,000	222,160
6.76%(1)	11/15/48	400,000	441,501
Indonesia Government International Bond
3.50%	01/11/28	250,000	239,375
Minejesa Capital BV
5.63%(1)	08/10/37	600,000	579,000
Perusahaan Listrik Negara PT
6.15%(2)	05/21/48	400,000	432,362
Perusahaan Penerbit SBSN Indonesia III
4.15%(2)	03/29/27	600,000	597,000

Total Indonesia (Cost: $2,820,536)			2,930,848

Iraq — 0.4% (Cost: $465,841)
Iraq International Bond
5.80%(2)	01/15/28	500,000	476,250

Ivory Coast — 0.5% (Cost: $553,513)
Ivory Coast Government International Bond
6.13%(1)	06/15/33	600,000	537,750

Kazakhstan — 1.6%
Kazakhstan Temir Zholy National Co. JSC
4.85%(1)	11/17/27	400,000	403,920
KazMunayGas National Co. JSC
4.75%(1)	04/19/27	400,000	405,920
5.38%(1)	04/24/30	200,000	207,391
5.75%(1)	04/19/47	600,000	606,900
6.38%(1)	10/24/48	200,000	214,220

Total Kazakhstan (Cost: $1,782,365)			1,838,351

Lebanon — 0.5%
Lebanon Government International Bond
6.00%(2)	01/27/23	205,000	182,142
6.65%(2)	04/22/24	503,000	445,457

Total Lebanon (Cost: $588,084)			627,599

Mexico — 1.3%
Banco Mercantil del Norte S.A.
6.88% (5 year Treasury Constant Maturity Rate + 5.035%)(1), (3), (4)	12/31/99	200,000	198,750
Banco Mercantil del Norte S.A.
7.63% (U.S. 10-year Treasury Constant Maturity Rate + 5.353%)(1), (3), (4)	12/31/99	200,000	199,400
Nemak SAB de CV
4.75%(1)	01/23/25	200,000	193,260
Petroleos Mexicanos
5.35%	02/12/28	523,000	465,313
6.50%	03/13/27	250,000	240,500
Unifin Financiera S.A.B. de C.V.
7.00%(1)	01/15/25	200,000	179,720

Total Mexico (Cost: $1,518,389)			1,476,943

Mongolia — 0.7%
Development Bank of Mongolia LLC
7.25%(1)	10/23/23	400,000	404,360
Mongolia Government International Bond
5.13%(2)	12/05/22	400,000	390,966

Total Mongolia (Cost: $784,345)			795,326

Nigeria — 1.3%
IHS Netherlands Holdco BV
9.50%(2)	10/27/21	200,000	206,886
Nigeria Government International Bond
7.14%(1)	02/23/30	200,000	193,000
7.63%(1)	11/21/25	200,000	208,048
7.70%(1)	02/23/38	400,000	386,000
8.75%(1)	01/21/31	315,000	333,900
9.25%(1)	01/21/49	200,000	213,250

Total Nigeria (Cost: $1,485,349)			1,541,084

Oman — 1.3%
Oman Government International Bond
5.63%(1)	01/17/28	600,000	549,750
6.75%(1)	01/17/48	300,000	257,250
Oman Sovereign Sukuk SAOC
5.93%(1)	10/31/25	650,000	635,375

Total Oman (Cost: $1,490,952)			1,442,375

Pakistan — 0.7% (Cost: $737,433)
Pakistan Government International Bond
6.88%(2)	12/05/27	800,000	782,000

Panama — 1.0%
Aeropuerto Internacional de Tocumen S. A.
6.00%(1)	11/18/48	200,000	207,750
AES Panama SRL
6.00%(1)	06/25/22	200,000	205,660
C&W Senior Financing Designated Activity Co.
6.88%(1)	09/15/27	200,000	191,000
7.50%(1)	10/15/26	200,000	199,062
Global Bank Corp.
4.50%(2)	10/20/21	400,000	398,000

Total Panama (Cost: $1,191,981)			1,201,472

Paraguay — 0.6%
Paraguay Government International Bond
4.70%(2)	03/27/27	250,000	256,250
5.60%(2)	03/13/48	400,000	415,000

Total Paraguay (Cost: $640,681)			671,250

Peru — 1.0%
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.38%(1)	06/01/28	200,000	211,380

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Inkia Energy, Ltd.
5.88%(1)	11/09/27	$200,000	$191,000
Nexa Resources S.A.
5.38%(1)	05/04/27	200,000	198,320
Orazul Energy Egenor S en C por A
5.63%(1)	04/28/27	200,000	185,250
Peru LNG SRL
5.38%(1)	03/22/30	200,000	202,625
Petroleos del Peru S.A.
5.63%(1)	06/19/47	200,000	203,440

Total Peru (Cost: $1,188,427)			1,192,015

Qatar — 1.6%
Qatar Government International Bond
4.50%(1)	04/23/28	1,300,000	1,375,177
5.10%(1)	04/23/48	390,000	419,981

Total Qatar (Cost: $1,700,229)			1,795,158

Russia — 1.7%
Russian Federation Government Bond
4.25%(2)	06/23/27	600,000	588,000
4.38%(1)	03/21/29	400,000	391,518
5.25%(2)	06/23/47	200,000	198,000
Russian Foreign Bond - Eurobond
4.75%(2)	05/27/26	800,000	815,968

Total Russia (Cost: $1,933,003)			1,993,486

Saudi Arabia — 1.8%
Saudi Government International Bond
3.63%(2)	03/04/28	450,000	435,780
4.38%(1)	04/16/29	400,000	408,099
4.50%(2)	10/26/46	650,000	607,730
5.00%(1)	04/17/49	400,000	397,360
5.25%(1)	01/16/50	200,000	206,000

Total Saudi Arabia (Cost: $1,999,342)			2,054,969

Senegal — 0.6%
Senegal Government International Bond
6.25%(2)	05/23/33	400,000	373,120
6.75%(2)	03/13/48	300,000	268,140

Total Senegal (Cost: $631,416)			641,260

South Africa — 2.4%
Eskom Holdings SOC, Ltd.
6.75%(2)	08/06/23	600,000	591,311
8.45%(2)	08/10/28	200,000	207,334
Petra Diamonds US Treasury PLC
7.25%(2)	05/01/22	200,000	189,500
SASOL Financing USA LLC
5.88%	03/27/24	200,000	206,500
6.50%	09/27/28	200,000	210,860
South Africa Government Bond
4.30%	10/12/28	200,000	187,300
4.88%	04/14/26	200,000	198,361
5.88%	09/16/25	400,000	420,500
5.88%	06/22/30	525,000	541,078

Total South Africa (Cost: $2,663,011)			2,752,744

Sri Lanka — 0.9%
Sri Lanka Government International Bond
5.75%(1)	04/18/23	900,000	873,270
6.75%(2)	04/18/28	200,000	192,880

Total Sri Lanka (Cost: $1,035,525)			1,066,150

Tanzania — 0.2% (Cost: $205,298)
HTA Group, Ltd.
9.13%(2)	03/08/22	200,000	207,000

Tunisia — 0.2% (Cost: $197,386)
Banque Centrale de Tunisie International Bond
6.75%(1)	10/31/23	EUR 175,000	197,177

Turkey — 2.7%
Petkim Petrokimya Holding AS
5.88%(1)	01/26/23	$200,000	189,705
Turkcell Iletisim Hizmetleri AS
5.80%(1)	04/11/28	400,000	370,000
Turkey Government International Bond
5.75%	03/22/24	600,000	591,660
6.00%	03/25/27	600,000	579,750
6.13%	10/24/28	325,000	312,812
6.88%	03/17/36	400,000	394,222
7.25%	12/23/23	200,000	209,920
7.63%	04/26/29	400,000	420,919

Total Turkey (Cost: $2,957,232)			3,068,988

Ukraine — 1.3%
Ukraine Government International Bond
7.75%(2)	09/01/22	285,000	275,538
7.75%(2)	09/01/23	625,000	599,219
8.99%(1)	02/01/24	325,000	320,606
9.75%(1)	11/01/28	325,000	323,375

Total Ukraine (Cost: $1,537,820)			1,518,738

United Arab Emirates — 0.4%
DP World Crescent, Ltd.
4.85%(1)	09/26/28	200,000	202,125
DP World, Ltd.
5.63%(1)	09/25/48	200,000	198,604

Total United Arab Emirates (Cost: $397,856)			400,729

Uruguay — 0.8%
Uruguay Government International Bond
4.38%	01/23/31	190,000	194,419
4.98%	04/20/55	600,000	605,400
5.10%	06/18/50	130,000	134,063

Total Uruguay (Cost: $903,364)			933,882

Venezuela — 0.5%
Venezuela Government International Bond
8.25%(2), (5), (6)	10/13/24	557,300	181,122
9.25%(5), (6)	09/15/27	550,000	186,285
9.25%(2), (5), (6)	05/07/28	787,000	254,516

Total Venezuela (Cost: $599,172)			621,923

Zambia — 0.6%
First Quantum Minerals, Ltd.
7.50%(1)	04/01/25	400,000	375,240
Zambia Government International Bond
8.50%(2)	04/14/24	200,000	166,174
8.97%(2)	07/30/27	200,000	165,520

Total Zambia (Cost: $769,373)			706,934

Total Fixed Income Securities (Cost: $52,729,849)			53,775,903

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	PREFERRED STOCK — 0.6%
	South Korea — 0.4%
4,098	Hyundai Motor Co. 5.14%	$310,118
225	LG Household & Health Care, Ltd. 1.31%	153,701

	Total South Korea (Cost: $430,945)	463,819

	Russia — 0.2% (Cost: $145,146)
240,900	Surgutneftegas PJSC 3.41%	149,311

	Total Preferred Stock (Cost: $576,091)	613,130

	COMMON STOCK — 49.8%
	Argentina — 0.5%
900	MercadoLibre, Inc.	327,600
20,300	Vale S.A.(7)	252,532

	Total Argentina (Cost: $588,623)	580,132

	Brazil — 3.5%
83,100	B3 S.A. - Brasil Bolsa Balcao	718,517
96,300	Banco Bradesco S.A. (ADR)	1,196,046
10,600	Braskem S.A. (ADR)	302,100
50,200	BRF S.A. (ADR)(7)	326,300
142,900	CCR S.A.	584,016
15,300	Cosan, Ltd.	168,759
34,500	EDP - Energias do Brasil S.A.	159,177
36,300	Estacio Participacoes S.A.	310,103
18,500	Petroleo Brasileiro S.A. (SP ADR)	301,550

	Total Brazil (Cost: $3,188,297)	4,066,568

	China — 18.1%
14,300	58.Com, Inc. (ADR)(7)	906,620
630,000	Agricultural Bank of China, Ltd. — Class H	298,292
16,362	Alibaba Group Holding, Ltd. (SP ADR)(7)	2,756,833
81,500	Anhui Conch Cement Co., Ltd. — Class H	444,472
5,800	Autohome, Inc. (ADR)(7)	419,804
27,500	Beijing Enterprises Holdings, Ltd.	156,339
291,000	China Communications Construction Co., Ltd. — Class H	292,015
151,400	China Gezhouba Group Co., Ltd.	139,841
318,000	China Jinmao Holdings Group, Ltd.	161,432
156,000	China Overseas Land & Investment, Ltd.	588,486
7,700	China Petroleum & Chemical Corp. (ADR)	642,565
206,000	China Railway Construction Corp., Ltd. — Class H	286,086
312,000	China Railway Group, Ltd. — Class H	292,203
462,000	China Southern Airlines Co., Ltd. — Class H	331,088
170,700	China State Construction Engineering Corp., Ltd.	156,418
280,000	CIFI Holdings Group Co., Ltd.	185,275
90,000	CITIC, Ltd.	136,346
280,000	COSCO SHIPPING Energy Transportation Co., Ltd. — Class H	159,244
57,300	Fangda Carbon New Material Co., Ltd.	157,224
159,000	Galaxy Entertainment Group, Ltd.	1,107,123
544,000	Guangzhou Automobile Group Co., Ltd. — Class H	590,864
383,000	HKT Trust & HKT, Ltd.	564,867
534,000	Huaneng Renewables Corp., Ltd. — Class H	153,998
48,800	Huayu Automotive Systems Co., Ltd.	147,807
2,163,000	Industrial & Commercial Bank of China, Ltd. — Class H	1,680,453
48,500	Kingboard Holdings, Ltd.	170,669
40,000	Minth Group, Ltd.	139,964
7,000	New Oriental Education & Technology Group (ADR)(7)	539,280
162,150	Ping An Insurance Group Co. of China, Ltd. — Class H	1,578,711
170,800	Shanxi Xishan Coal & Electricity Power Co., Ltd.	139,950
173,000	Sino Biopharmaceutical, Ltd.	146,356
328,000	Sinotrans, Ltd. — Class H	151,020
102,500	Sinotruk Hong Kong, Ltd.	189,859
98,012	Tencent Holdings, Ltd.	4,363,213
36,000	Wuxi Biologics, Inc. (7)	311,315
178,000	Yanzhou Coal Mining Co., Ltd. — Class H	163,660
770,000	Yuexiu Property Co., Ltd.	149,688

	Total China (Cost: $17,496,789)	20,799,380

	Egypt — 0.4%
76,606	Commercial International Bank Egypt SAE	359,181
138,060	ElSwedy Electric Co.(7)	136,733

	Total Egypt (Cost: $532,519)	495,914

	France — 0.5% (Cost: $587,457)
1,230	Kering S.A.	618,409

	India — 4.2%
54,692	Aurobindo Pharma, Ltd.	604,868
32,185	Axis Bank, Ltd.(7)	327,062
62,183	Bharat Petroleum Corp., Ltd.	304,521
13,100	Dr Reddy’s Laboratories, Ltd. (ADR)	500,289
87,470	Hindustan Petroleum Corp., Ltd.	290,414
12,500	Housing Development Finance Corp., Ltd.	338,143
76,000	Indian Oil Corp., Ltd.	146,754
22,278	Infosys, Ltd.	234,908
73,676	ITC, Ltd.	288,609
6,539	Maruti Suzuki India, Ltd.	611,790
18,439	Reliance Industries, Ltd.	318,896
17,664	Tata Consultancy Services, Ltd.	499,915
57,100	Wipro, Ltd. (ADR)	324,899

	Total India (Cost: $4,516,514)	4,791,068

	Indonesia — 2.5%
300,500	Bank Central Asia Tbk PT	607,885
1,291,100	Bank Rakyat Indonesia Persero Tbk PT	357,880
433,600	Charoen Pokphand Indonesia Tbk PT	229,833
1,210,900	Matahari Department Store Tbk PT	608,706
427,400	Semen Indonesia Persero Tbk PT	388,397
1,064,000	Telekomunikasi Indonesia Persero Tbk PT	296,940
523,900	Tower Bersama Infrastructure Tbk PT	184,728
1,013,600	Waskita Karya Persero Tbk PT	143,920

	Total Indonesia (Cost: $2,358,817)	2,818,289

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	Kenya — 1.0% (Cost: $1,068,654)
4,605,700	Safari.com, Ltd.	$1,119,997

	Malaysia — 0.1% (Cost: $151,706)
616,300	My EG Services Bhd	151,203

	Mexico — 1.2%
250,300	Alfa S.A.B. de C.V.	317,409
64,300	Banco del Bajio S.A.	134,830
114,200	Grupo Financiero Banorte S.A.B. de C.V.	638,270
412,700	Nemak S.A.B. de C.V.	325,115

	Total Mexico (Cost: $1,485,696)	1,415,624

	Poland — 0.1% (Cost: $148,797)
27,053	PLAY Communications S.A.	166,313

	Qatar — 0.3% (Cost: $365,353)
9,785	Industries Qatar QSC	385,806

	Russia — 1.8%
87,970	Aeroflot PJSC(7)	144,950
44,152	Evraz PLC	290,072
11,871	Lukoil PJSC (SP ADR)	952,054
202,600	Magnitogorsk Iron & Steel Works PJSC	134,508
59,940	Novolipetsk Steel PJSC	139,737
108,170	Sberbank of Russia	359,736

	Total Russia (Cost: $1,752,550)	2,021,057

	South Africa — 2.9%
7,240	Capitec Bank Holdings, Ltd.	638,335
45,289	Clicks Group, Ltd.	671,997
120,734	FirstRand, Ltd.	634,131
31,748	Mr Price Group, Ltd.	534,161
1,301	Naspers, Ltd. — N Shares	300,811
23,123	Standard Bank Group, Ltd.	341,475
30,915	Telkom SA SOC, Ltd.	156,347

	Total South Africa (Cost: $2,805,053)	3,277,257

	South Korea — 3.0%
1,360	CJ Corp.	147,680
5,062	Doosan Bobcat, Inc.	151,390
8,764	Handsome Co., Ltd.	291,438
1,770	Hyundai Department Store Co,Ltd	152,372
11,250	Korean Air Lines Co., Ltd.	368,504
42,200	Samsung Electronics Co., Ltd.	1,759,491
634	SK Holdings Co., Ltd.	150,599
63,280	Ssangyong Cement Industrial Co., Ltd.	378,068

	Total South Korea (Cost: $2,863,515)	3,399,542

	Taiwan — 6.3%
328,000	Accton Technology Corp.	1,180,460
9,000	ASPEED Technology, Inc.	186,346
395,000	China Airlines, Ltd.	137,019
369,000	Evergreen Marine Corp. Taiwan, Ltd.	145,377
86,000	Formosa Plastics Corp.	287,800
5,000	Largan Precision Co., Ltd.	635,742
55,000	PCL Technologies, Inc.	155,818
130,000	Pou Chen Corp.	157,663
29,000	President Chain Store Corp.	308,020
67,000	Sercomm Corp.	141,845
144,000	Taiwan High Speed Rail Corp.	147,433
337,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,499,854
147,000	Taiwan Union Technology Corp.	465,074
114,000	Uni-President Enterprises Corp.	270,145
231,000	Wistron Corp.	161,896
30,684	Wiwynn Corp.(7)	328,373

	Total Taiwan (Cost: $7,054,687)	7,208,865

	Thailand — 0.4%
194,400	Charoen Pokphand Foods PCL (NVDR)	169,862
131,800	CP ALL PCL	328,499

	Total Thailand (Cost: $469,857)	498,361

	Turkey — 0.8%
6,532	Tupras Turkiye Petrol Rafinerileri A.S.	175,433
95,403	Turk Hava Yollari AO(7)	283,694
186,655	Turkiye Garanti Bankasi A.S.	326,891
141,060	Turkiye Sise ve Cam Fabrikalari A.S.	185,288

	Total Turkey (Cost: $865,742)	971,306

	United Arab Emirates — 0.7% (Cost: $461,414)
24,528	NMC Health PLC	832,772

	United States — 1.5%
3,200	Analog Devices, Inc.	316,352
7,600	Applied Materials, Inc.	297,008
2,700	MSCI, Inc.	459,729
6,000	Xilinx, Inc.	671,640

	Total United States (Cost: $1,481,985)	1,744,729

	Total Common Stock (Cost: $50,244,025)	57,362,592

	MONEY MARKET INVESTMENTS — 0.6%
696,936	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(8)	696,936

	Total Money Market Investments (Cost: $696,936)	696,936

	Total Investments (97.7%) (Cost: $104,246,901)	112,448,561
	Excess Of Other Assets Over Liabilities (2.3%)	2,679,979

	Total Net Assets (100.0%)	$115,128,540

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	RUB	18,232,560	05/06/19	$276,000	$274,971	$(1,029)
Bank of America	SAR	73,915	05/20/19	19,695	19,706	11
Citibank N.A.	SAR	457,385	05/20/19	121,904	121,949	45
Citibank N.A.	SAR	565,755	04/06/20	150,187	150,503	316
Goldman Sachs & Co.	COP	1,860,770,044	03/04/19	573,000	598,334	25,334
Goldman Sachs & Co.	COP	1,725,000,550	05/06/19	553,000	552,773	(227)

				$1,693,786	$1,718,236	$24,450

SELL (10)
Bank of America	SAR	73,915	05/20/19	$19,477	$19,707	$(230)
Citibank N.A.	SAR	457,385	05/20/19	120,523	121,949	(1,426)
Citibank N.A.	SAR	565,755	04/06/20	150,000	150,503	(503)
Goldman Sachs & Co.	COP	1,860,770,044	03/04/19	588,944	598,334	(9,390)

				$878,944	$890,493	$(11,549)

COP	-	Colombian Peso.
EUR	-	Euro Currency.
RUB	-	Russian Ruble.
SAR	-	Saudi Riyal.
ADR		American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
JSC		Joint Stock Company.
NVDR		Non-Voting Depositary Receipt.
PJSC		Private Joint-Stock Company.
SP ADR		Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

(1)		Security exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $23,918,040 or 20.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(2)		Investments issued under Regulation S under the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2019, the value of these securities amounted to $16,622,804 or 14.4% of net assets.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(4)		Perpetual maturity.

(5)		Security is currently in default due to bankruptcy of the issuer failure to make payment of principal or interest by the issuer. Income is not being accrued.

(6)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)		Non-income producing security.

(8)		Rate disclosed is the 7-day net yield as of January 31, 2019.

(9)		Fund buys foreign currency, sells U.S. Dollar.

(10)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Agriculture	0.4%
Airlines	1.1
Apparel	0.9
Auto Manufacturers	1.5
Auto Parts & Equipment	0.7
Banks	7.8
Building Materials	1.0
Chemicals	1.5
Coal	0.3
Commercial Services	1.7
Computers	1.5
Cosmetics/Personal Care	0.1
Diversified Financial Services	1.6
Electric	2.9
Electrical Components & Equipment	0.3
Electronics	0.4
Energy-Alternate Sources	0.3
Engineering & Construction	1.3
Food	1.0
Foreign Government Bonds	31.4
Forest Products & Paper	0.4
Gas	0.1
Healthcare-Services	0.7
Holding Companies - Diversified	0.4
Housewares	0.2
Insurance	1.4
Internet	8.0
Iron & Steel	0.8
Lodging	1.0
Machinery-Constr&Mining	0.1
Mining	1.8
Miscellaneous Manufacturers	0.6
Oil & Gas	7.2
Pharmaceuticals	1.4
Pipelines	0.6
Real Estate	1.6
Retail	2.3
Semiconductors	5.0
Software	0.4
Telecommunications	4.5
Transportation	0.9
Money Market Investments	0.6

Total	97.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2019

Country	Percentage of Net Assets
Angola	1.0%
Argentina	3.1
Azerbaijan	0.6
Bahrain	1.7
Brazil	6.7
China	18.8
Colombia	1.8
Costa Rica	0.3
Dominican Republic	1.4
Ecuador	1.4
Egypt	2.2
El Salvador	0.3
France	0.5
Ghana	0.3
Honduras	0.1
India	4.7
Indonesia	5.0
Iraq	0.4
Ivory Coast	0.5
Kazakhstan	1.6
Kenya	1.0
Lebanon	0.5
Malaysia	0.1
Mexico	2.5
Mongolia	0.7
Nigeria	1.3
Oman	1.3
Pakistan	0.7
Panama	1.0
Paraguay	0.6
Peru	1.0
Poland	0.1
Qatar	1.9
Russia	3.6
Saudi Arabia	1.8
Senegal	0.6
South Africa	5.3
South Korea	3.4
Sri Lanka	0.9
Taiwan	6.3
Tanzania	0.2
Thailand	0.4
Tunisia	0.2
Turkey	3.5
Ukraine	1.3
United Arab Emirates	1.1
United States	2.1
Uruguay	0.8
Venezuela	0.5
Zambia	0.6

Total	97.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$193,260	$—	$193,260
Banks	—	1,599,937	—	1,599,937
Chemicals	—	607,065	—	607,065
Commercial Services	—	576,870	—	576,870
Diversified Financial Services	—	179,720	—	179,720
Electric	—	2,998,506	—	2,998,506
Energy-Alternate Sources	—	390,001	—	390,001
Engineering & Construction	—	207,750	—	207,750
Food	—	191,727	—	191,727
Foreign Government Bonds	—	35,552,509	621,924	36,174,433
Forest Products & Paper	—	426,750	—	426,750
Iron & Steel	—	99,160	—	99,160
Mining	—	2,029,451	—	2,029,451
Oil & Gas	—	5,066,619	—	5,066,619
Pipelines	—	648,065	—	648,065
Real Estate	—	808,721	—	808,721
Telecommunications	—	1,173,948	—	1,173,948
Transportation	—	403,920	—	403,920

Total Fixed Income Securities	—	53,153,979	621,924	53,775,903

Preferred Stock
Auto Manufacturers	—	310,118	—	310,118
Cosmetics/Personal Care	—	153,701	—	153,701
Oil & Gas	—	149,311	—	149,311

Total Preferred Stock	—	613,130	—	613,130

Common Stock
Agriculture	—	518,442	—	518,442
Airlines	—	1,265,254	—	1,265,254
Apparel	291,437	776,072	—	1,067,509
Auto Manufacturers	—	1,392,513	—	1,392,513
Auto Parts & Equipment	325,115	287,771	—	612,886
Banks	1,969,146	5,429,332	—	7,398,478
Building Materials	—	1,210,937	—	1,210,937
Chemicals	302,100	844,275	—	1,146,375
Coal	—	303,610	—	303,610
Commercial Services	539,280	894,119	—	1,433,399
Computers	324,899	1,375,692	—	1,700,591
Diversified Financial Services	—	1,694,996	—	1,694,996
Electric	—	313,175	—	313,175
Electrical Components & Equipment	136,733	157,224	—	293,957
Electronics	—	465,074	—	465,074
Engineering & Construction	—	1,310,483	—	1,310,483
Food	495,059	440,007	—	935,066
Gas	—	156,339	—	156,339
Healthcare-Services	—	832,772	—	832,772
Holding Companies - Diversified	317,409	147,680	—	465,089
Housewares	—	185,288	—	185,288
Insurance	—	1,578,711	—	1,578,711
Internet	4,410,857	4,815,227	—	9,226,084
Iron & Steel	252,532	564,317	—	816,849
Lodging	—	1,107,123	—	1,107,123
Machinery-Constr&Mining	—	151,390	—	151,390
Miscellaneous Manufacturers	—	635,742	—	635,742
Oil & Gas	1,896,169	1,236,018	—	3,132,187
Pharmaceuticals	500,289	1,062,539	—	1,562,828
Real Estate	—	1,084,881	—	1,084,881
Retail	671,997	1,931,759	—	2,603,756
Semiconductors	1,285,000	4,445,692	—	5,730,692
Software	459,729	—	—	459,729
Telecommunications	1,119,996	2,847,318	—	3,967,314
Transportation	—	603,073	—	603,073

Total Common Stock	15,297,747	42,064,845	—	57,362,592

Money Market Investments	696,936	—	—	696,936

Total Investments	15,994,683	95,831,954	621,924	112,448,561

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	25,706	—	25,706

Total	$15,994,683	$95,857,660	$621,924	$112,474,267

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(12,805)	$—	$(12,805)

Total	$—	$(12,805)	$—	$(12,805)

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 93.9% of Net Assets
	Australia — 8.3%
19,764	Goodman Group	$168,730
37,780	Scentre Group	109,760

	Total Australia (Cost: $245,047)	278,490

	China — 4.4% (Cost: $91,060)
13,332	Link REIT (The)	146,556

		146,556

	France — 3.8%
1,162	Klepierre	39,920
484	Unibail-Rodamco-Westfield	87,265

	Total France (Cost: $165,328)	127,185

	Germany — 4.3% (Cost: $85,434)
2,907	Deutsche Wohnen SE	145,587

	Japan — 10.7%
168	Ichigo Office REIT Investment	156,605
5,300	Mitsui Fudosan Co., Ltd.	128,875
34	Nippon Prologis REIT, Inc.	74,215

	Total Japan (Cost: $303,833)	359,695

	United Kingdom — 3.8%
5,146	British Land Co. PLC (The)	38,879
10,384	Segro PLC	88,531

	Total United Kingdom (Cost: $112,286)	127,410

	United States — 58.6%
423	Alexandria Real Estate Equities, Inc.	55,713
3,021	American Homes 4 Rent	66,794
1,000	American Tower Corp.	172,840
17,474	Braemar Hotels & Resorts, Inc.	194,311
8,000	CorePoint Lodging, Inc.	97,920
1,690	DR Horton, Inc.	64,981
215	Equinix, Inc.	84,710
16,250	Industrial Logistics Properties Trust	349,212
2,420	Invitation Homes, Inc.	54,426
4,170	JBG SMITH Properties	161,170
4,574	Kennedy-Wilson Holdings, Inc.	91,434
1,466	Macerich Co. (The)	67,671
988	Prologis, Inc.	68,330
8,555	Retail Properties of America, Inc.	108,135
448	SBA Communications Corp.(1)	81,773
763	Simon Property Group, Inc.	138,958
2,412	Tier REIT, Inc.	56,682
846	Ventas, Inc.	54,559

	Total United States (Cost: $1,792,693)	1,969,619

	Total Common Stock (Cost: $2,795,681)	3,154,542

	MONEY MARKET INVESTMENTS — 4.7%
158,000	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	158,000

	Total Money Market Investments (Cost: $158,000)	158,000

	Total Investments (98.6%) (Cost: $2,953,681)	3,312,542
	Excess Of Other Assets Over Liabilities (1.4%)	47,772

	Net Assets (100.0%)	$3,360,314

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

OTC	Over the Counter.

REIT	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Diversified REITs	10.4%
Diversified Real Estate Activities	3.8
Health Care REITs	1.6
Homebuilding	1.9
Hotel & Resort REITs	8.7
Industrial REITs	11.8
Office REITs	12.9
Real Estate Operating Companies	7.0
Residential REITs	3.6
Retail REITs	22.1
Specialized REITs	10.1
Money Market Investments	4.7

Total	98.6%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$349,212	$—	$—	$349,212
Diversified Real Estate Activities	—	128,875	—	128,875
Health Care REITs	54,559	—	—	54,559
Homebuilding	64,981	—	—	64,981
Hotel & Resort REITs	292,231	—	—	292,231
Industrial REITs	68,330	331,476	—	399,806
Office REITs	273,565	156,605	—	430,170
Real Estate Operating Companies	91,434	145,587	—	237,021
Residential REITs	121,220	—	—	121,220
Retail REITs	314,764	422,380	—	737,144
Specialized REITs	339,323	—	—	339,323

Total Common Stock	1,969,619	1,184,923	—	3,154,542

Money Market Investments	158,000	—	—	158,000

Total Investments	$2,127,619	$1,184,923	$—	$3,312,542

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 97.2% of Net Assets
	Australia — 3.5%
3,061	Altium, Ltd.	$56,108
5,509	Appen, Ltd.	64,675
1,335	Magellan Financial Group, Ltd.	27,898
12,119	Northern Star Resources, Ltd.	77,704
22,051	Whitehaven Coal, Ltd.	80,040
3,697	WiseTech Global, Ltd.	55,318

	Total Australia (Cost: $316,534)	361,743

	Austria — 1.8%
1,767	CA Immobilien Anlagen AG	63,381
4,296	S IMMO AG	83,050
4,536	UNIQA Insurance Group AG	41,516

	Total Austria (Cost: $179,041)	187,947

	Belgium — 2.2%
371	Elia System Operator S.A.	27,203
365	Melexis NV	25,800
2,391	Ontex Group NV	51,043
1,345	Orange Belgium S.A.	25,804
610	Umicore S.A.	25,853
523	Warehouses De Pauw CVA	76,575

	Total Belgium (Cost: $220,348)	232,278

	Brazil — 1.0%
11,030	EDP - Energias do Brasil S.A.	50,890
6,400	Estacio Participacoes S.A.	54,674

	Total Brazil (Cost: $98,260)	105,564

	Canada — 0.5% (Cost: $50,220)
3,000	Northland Power, Inc.	54,527

	China — 6.1%
1,700	58.Com, Inc. (ADR)(1)	107,780
1,400	Baozun, Inc. (SP ADR)(1)	50,120
115,255	China Maple Leaf Educational Systems, Ltd.	49,770
55,000	China Railway Group, Ltd. — Class H	51,510
92,000	CIFI Holdings Group Co., Ltd.	60,876
72,000	CITIC Telecom International Holdings, Ltd.	26,240
71,000	HKBN, Ltd.	109,771
1,700	Huazhu Group, Ltd. (ADR)	53,975
40,000	Melco International Developement, Ltd.	93,868
28,000	Yanzhou Coal Mining Co., Ltd. — Class H	25,744

	Total China (Cost: $596,059)	629,654

	Denmark — 1.6%
2,090	Ambu A/S Class B	55,811
2,210	Topdanmark A/S	105,545

	Total Denmark (Cost: $140,040)	161,356

	Finland — 1.2%
1,295	Cramo OYJ	24,786
765	Konecranes OYJ	26,555
16,265	Outokumpu OYJ	70,470

	Total Finland (Cost: $125,641)	121,811

	France — 5.3%
7,065	Air France-KLM(1)	89,095
1,375	AKWEL	24,828
1,825	ALD S.A.	26,552
1,600	Cellectis S.A. (ADR)(1)	28,272
1,895	Cie Plastic Omnium S.A.	52,242
2,060	DBV Technologies S.A.(1)	27,386
718	Devoteam S.A.	84,230
321	Eramet	22,422
2,918	Innate Pharma S.A.(1)	22,492
1,036	Interparfums S.A.	52,001
1,835	Korian S.A.	65,432
260	Trigano S.A.	25,199
476	Worldline S.A.(1)	25,587

	Total France (Cost: $520,411)	545,738

	Germany — 6.5%
5,255	AIXTRON SE(1)	52,532
369	bet-at-home.com AG	25,242
5,595	ElringKlinger AG	49,365
869	KION Group AG	50,300
485	LEG Immobilien AG	57,115
790	MorphoSys AG(1)	85,680
658	Nemetschek SE	84,660
2,770	PATRIZIA Immobilien AG(1)	61,855
840	Salzgitter AG	25,442
3,970	TAG Immobilien AG	100,587
1,785	TLG Immobilien AG	54,940
80	XING AG	24,020

	Total Germany (Cost: $609,239)	671,738

	Iceland — 0.4% (Cost: $45,859)
9,185	Ossur HF	45,725

	India — 1.4%
27,594	Hindustan Petroleum Corp., Ltd.	91,616
19,893	Manappuram Finance, Ltd.	25,962
3,558	Muthoot Finance, Ltd.	25,293

	Total India (Cost: $134,858)	142,871

	Indonesia — 1.7%
618,800	Ace Hardware Indonesia Tbk PT	75,377
199,800	Japfa Comfeed Indonesia Tbk PT	41,966
69,076	Semen Indonesia Persero Tbk PT	62,772

	Total Indonesia (Cost: $142,587)	180,115

	Ireland — 1.3%
20,975	C&C Group PLC	79,303
3,310	Keywords Studios PLC	52,174

	Total Ireland (Cost: $131,730)	131,477

	Israel — 0.2% (Cost: $23,095)
900	Radware, Ltd.(1)	21,789

	Italy — 2.2%
2,200	Brembo SpA	25,193
8,570	Falck Renewables SpA	27,536
6,607	FinecoBank Banca Fineco SpA	72,023
1,715	Interpump Group SpA	55,390
1,375	Moncler SpA	51,877

	Total Italy (Cost: $224,228)	232,019

	Japan — 26.2%
2,600	Advantest Corp.	59,557

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
88	AEON REIT Investment Corp.	$103,139
1,000	Ain Holdings, Inc.	73,279
900	BML, Inc.	24,853
4,700	Broadleaf Co., Ltd.	24,084
1,200	Cosmo Energy Holdings Co., Ltd.	27,191
300	Cosmos Pharmaceutical Corp.	57,484
4,700	CYBERDYNE, Inc.(1)	30,046
2,100	Daifuku Co., Ltd.	105,630
1,800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	46,153
200	Disco Corp.	29,717
800	DTS Corp.	28,340
300	Eisai Co., Ltd.	23,314
1,900	Foster Electric Co., Ltd.	29,080
800	Furukawa Electric Co., Ltd.	24,016
30	Hulic Reit, Inc.	49,328
30	Ichigo Office REIT Investment	27,965
10,500	Infomart Corp.	112,174
1,000	Information Services International-Dentsu, Ltd.	26,745
345	Invesco Office J-Reit, Inc.	52,077
1,500	Jafco Co., Ltd.	52,694
35	Japan Hotel REIT Investment Corp.	26,873
1,700	Japan Lifeline Co., Ltd.	25,895
10	Kenedix Retail REIT Corp.	23,843
3,800	Kyowa Exeo Corp.	93,479
1,700	Lasertec Corp.	56,088
10,600	Leopalace21 Corp.	50,268
1,100	Mani, Inc.	48,240
2,800	Medical Data Vision Co., Ltd.(1)	25,014
3,600	Micronics Japan Co., Ltd.	26,439
6,400	Mitsubishi Logisnext Co., Ltd.	66,626
1,000	Mitsui Mining & Smelting Co., Ltd.	23,612
600	Monogatari Corp. (The)	52,057
2,600	NET One Systems Co., Ltd.	54,539
3,300	Nichi-iko Pharmaceutical Co., Ltd.	49,883
1,300	Nihon Unisys, Ltd.	31,102
7,700	NTN Corp.	25,325
2,200	OBIC Business Consultants Co., Ltd.	81,407
10	One REIT, Inc.	25,434
1,300	Open House Co., Ltd.	54,481
1,800	Pacific Industrial Co., Ltd.	25,504
13,200	Penta-Ocean Construction Co., Ltd.	77,558
500	PeptiDream, Inc.(1)	21,376
2,500	Rakus Co., Ltd.	44,358
1,000	Relo Group, Inc.	26,417
900	Rohto Pharmaceutical Co., Ltd.	24,288
1,100	Ryobi, Ltd.	28,330
1,200	Sankyu, Inc.	58,546
2,500	Sanwa Holdings Corp.	28,751
1,300	SCSK Corp.	52,650
2,000	Ship Healthcare Holdings, Inc.	75,709
1,300	SHO-BOND Holdings Co., Ltd.	91,943
3,600	Systena Corp.	39,844
2,200	TIS, Inc.	99,118
900	Toho Holdings Co., Ltd.	22,065
600	Towa Pharmaceutical Co., Ltd.	42,199
3,400	Toyota Boshoku Corp.	55,387
700	Ulvac, Inc.	23,111
900	Yaskawa Electric Corp.	25,495

	Total Japan (Cost: $2,639,438)	2,710,120

	Luxembourg — 0.2% (Cost: $25,850)
683	Corestate Capital Holding S.A.	25,094

	Malaysia — 0.2% (Cost: $25,976)
96,600	My EG Services Bhd	23,700

	Mexico — 0.6%
12,200	Banco del Bajio S.A.	25,582
16,300	Bolsa Mexicana de Valores SAB de CV	32,766

	Total Mexico (Cost: $48,338)	58,348

	Netherlands — 5.6%
715	AMG Advanced Metallurgical Group NV	25,913
2,434	ASR Nederland NV	102,917
3,023	BE Semiconductor Industries NV	78,597
4,958	Flow Traders	153,604
1,605	IMCD Group NV	117,422
2,970	Intertrust NV	48,379
800	InterXion Holding NV(1)	48,032

	Total Netherlands (Cost: $549,248)	574,864

	New Zealand — 1.0%
28,520	Genesis Energy, Ltd.	52,725
18,300	Spark New Zealand, Ltd.	51,622

	Total New Zealand (Cost: $98,081)	104,347

	Norway — 1.5%
10,919	Selvaag Bolig ASA	56,283
6,630	SpareBank 1 Nord Norge	52,047
5,500	Storebrand ASA	42,204

	Total Norway (Cost: $152,176)	150,534

	Philippines — 0.8%
185,800	Cosco Capital, Inc.	26,349
25,800	International Container Terminal Services, Inc.	53,571

	Total Philippines (Cost: $77,719)	79,920

	Portugal — 0.3% (Cost: $25,679)
4,340	NOS SGPS S.A.	28,223

	Russia — 0.4% (Cost: $44,328)
6,902	Evraz PLC	45,345

	South Africa — 1.3%
2,945	Mr Price Group, Ltd.	49,550
92,486	Sibanye Gold, Ltd.(1)	80,345

	Total South Africa (Cost: $121,472)	129,895

	South Korea — 0.6%
925	Korean Air Lines Co., Ltd.	30,299
2,230	Kumho Industrial Co., Ltd.	26,248

	Total South Korea (Cost: $51,922)	56,547

	Spain — 1.7%
1,466	Almirall S.A.	24,934
1,850	CIE Automotive S.A.	52,087
12,990	Promotora de Informaciones S.A.(1)	25,175
12,186	Talgo S.A.(1)	76,182

	Total Spain (Cost: $173,101)	178,378

	Sweden — 1.6%
3,691	Humana AB	27,334

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
3,917	Intrum Justitia AB	$111,950
1,612	Oncopeptides AB(1)	24,019

	Total Sweden (Cost: $153,597)	163,303

	Switzerland — 2.6%
199	Burckhardt Compression Holding AG	51,273
616	Feintool International Holding AG	48,395
3,935	OC Oerlikon Corp. AG	50,970
187	Panalpina Welttransport Holding AG	32,981
175	Siegfried Holding AG(1)	61,873
250	VAT Group AG	25,946

	Total Switzerland (Cost: $259,844)	271,438

	Taiwan — 2.0%
35,000	Accton Technology Corp.	125,964
9,000	PCL Technologies, Inc.	25,498
12,000	Sercomm Corp.	25,405
8,000	Taiwan Union Technology Corp.	25,310

	Total Taiwan (Cost: $190,067)	202,177

	Thailand — 0.5%
74,800	Esso Thailand PCL (NVDR)	26,203
59,800	GFPT PCL	27,840

	Total Thailand (Cost: $53,843)	54,043

	Turkey — 1.0%
16,319	Turk Hava Yollari AO(1)	48,527
40,075	Turkiye Sise ve Cam Fabrikalari A.S.	52,640

	Total Turkey (Cost: $95,192)	101,167

	United Arab Emirates — 0.5% (Cost: $35,428)
1,376	NMC Health PLC	46,718

	United Kingdom — 8.7%
684	Bellway PLC	25,514
2,115	Bovis Homes Group PLC	28,204
9,480	Britvic PLC	109,825
2,682	Close Brothers Group PLC	52,464
25,855	EI Group PLC(1)	68,532
14,898	Greene King PLC	117,872
2,815	Just Eat PLC(1)	25,800
37,250	Marston’s PLC	46,421
14,585	Mitchells & Butlers PLC	54,334
7,560	Redrow PLC	57,823
1,345	Renishaw PLC	82,707
6,345	Softcat PLC	58,168
8,992	SSP Group PLC	78,935
5,174	Telecom Plus PLC	96,100

	Total United Kingdom (Cost: $809,623)	902,699

	United States — 3.0%
700	Bruker Corp.	24,542
7,677	Burford Capital, Ltd.	185,892
1,800	FibroGen, Inc.(1)	102,150

	Total United States (Cost: $225,513)	312,584

	Total Common Stock (Cost: $9,414,585)	10,045,796

	PREFERRED STOCK — 1.2%
	Brazil — 1.2%
13,700	Banco ABC Brasil S.A. 5.64%	75,048
7,900	Banco do Estado do Rio Grande do Sul S.A., Class B 7.50%	50,974

	Total Brazil (Cost: $103,646)	126,022

	Total Preferred Stock (Cost: $103,646)	126,022

	RIGHTS — 0.0%
	BRAZIL — 0.0%
474	Banco ABC Brasil S.A., Strike Price BRL 13.227, Expires 2/04/19(1)	—

	Total Rights (Cost: $0)	—

	MONEY MARKET INVESTMENTS — 2.8%
289,264	State Street Institutional U.S. Government Money Market Fund — Premier Class 2.32%(2)	289,264

	Total Money Market Investments (Cost: $289,264)	289,264

	Total Investments (101.2%) (Cost: $9,807,495)	10,461,082

	Liabilities In Excess Of Other Assets (-1.2%)	(122,515)

	Total Net Assets (100.0%)	$10,338,567

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

ADR	American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Air Freight & Logistics	0.3%
Airlines	1.7
Auto Components	2.7
Automobiles	0.5
Banks	2.2
Beverages	1.9
Biotechnology	2.2
Building Products	0.3
Capital Markets	4.9
Chemicals	0.7
Commercial Services & Supplies	1.1
Communications Equipment	2.0
Construction & Engineering	3.4
Construction Materials	0.6
Consumer Finance	0.5
Diversified Consumer Services	1.0
Diversified Telecommunication Services	1.9
Electric Utilities	1.3
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	1.2
Equity Real Estate	2.1
Food & Staples Retailing	1.6
Food Products	0.7
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	2.8
Health Care Technology	0.2
Hotels, Restaurants & Leisure	5.6
Household Durables	1.3
IT Services	6.4
Independent Power and Renewable Electricity Producers	0.8
Industrial Conglomerates	0.5
Insurance	2.8
Interactive Media & Services	3.6
Internet & Direct Marketing Retail	0.3
Leisure Products	0.2
Life Sciences Tools & Services	1.6
Machinery	5.8
Media	0.6
Metals & Mining	3.6
Multi-Utilities	0.9
Oil, Gas & Consumable Fuels	2.4
Personal Products	1.0
Pharmaceuticals	1.5
Professional Services	0.5
REIT	0.6
Real Estate	3.8
Real Estate Management & Development	3.2

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	3.4
Software	3.6
Specialty Retail	1.2
Textiles, Apparel & Luxury Goods	0.5
Trading Companies & Distributors	1.3
Transportation Infrastructure	0.5
Wireless Telecommunication Services	0.2
Money Market Investments	2.8

Total	101.2%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$32,981	$—	$32,981
Airlines	—	167,921	—	167,921
Auto Components	—	284,606	—	284,606
Banks	25,582	124,071	—	149,653
Beverages	79,303	109,825	—	189,128
Biotechnology	130,422	95,273	—	225,695
Building Products	—	28,751	—	28,751
Capital Markets	186,370	318,948	—	505,318
Chemicals	—	72,006	—	72,006
Commercial Services & Supplies	—	111,950	—	111,950
Communications Equipment	21,789	176,866	—	198,655
Construction & Engineering	—	340,738	—	340,738
Construction Materials	—	62,772	—	62,772
Consumer Finance	—	51,255	—	51,255
Diversified Consumer Services	—	104,443	—	104,443
Diversified Telecommunication Services	—	187,633	—	187,633
Electric Utilities	27,203	103,615	—	130,818
Electrical Equipment	—	24,017	—	24,017
Electronic Equipment, Instruments & Components	—	133,511	—	133,511
Equity Real Estate	76,575	150,683	—	227,258
Food & Staples Retailing	26,349	130,763	—	157,112
Food Products	—	69,805	—	69,805
Health Care Equipment & Supplies	—	179,822	—	179,822
Health Care Providers & Services	27,334	260,672	—	288,006
Health Care Technology	—	25,014	—	25,014
Hotels, Restaurants & Leisure	176,841	414,396	—	591,237
Household Durables	—	140,620	—	140,620
IT Services	48,032	601,029	—	649,061
Independent Power and Renewable Electricity Producers	54,527	27,536	—	82,063
Industrial Conglomerates	—	52,640	—	52,640
Insurance	—	292,182	—	292,182
Interactive Media & Services	157,900	219,244	—	377,144
Internet & Direct Marketing Retail	—	25,800	—	25,800
Leisure Products	—	25,199	—	25,199
Life Sciences Tools & Services	24,542	147,552	—	172,094
Machinery	—	610,922	—	610,922
Media	—	53,398	—	53,398
Metals & Mining	—	371,254	—	371,254
Multi-Utilities	—	96,100	—	96,100
Oil, Gas & Consumable Fuels	—	250,795	—	250,795
Personal Products	—	103,044	—	103,044
Pharmaceuticals	—	164,618	—	164,618
Professional Services	—	48,379	—	48,379
REIT	—	54,838	—	54,838
Real Estate Management & Development	63,381	272,076	—	335,457
Real Estate	—	378,979	—	378,979
Road & Rail	—	85,098	—	85,098
Semiconductors & Semiconductor Equipment	—	351,841	—	351,841
Software	—	385,779	—	385,779
Specialty Retail	—	124,927	—	124,927
Textiles, Apparel & Luxury Goods	51,877	—	—	51,877
Trading Companies & Distributors	24,785	117,422	—	142,207
Transportation Infrastructure	53,571	—	—	53,571
Wireless Telecommunication Services	25,804	—	—	25,804

Total Common Stock	1,282,187	8,763,609	—	10,045,796

Preferred Stock
Automobiles	—	50,974	—	50,974
Banks	—	75,048	—	75,048

Total Preferred Stock	—	126,022	—	126,022

Rights
Banks	—	—	—	—

Money Market Investments	289,264	—	—	289,264

Total Investments	$1,571,451	$8,889,631	$—	$10,461,082

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 92.2% of Net Assets
	Aerospace & Defense — 8.3%
16,475	HEICO Corp.	$1,392,138
4,802	Honeywell International, Inc.	689,711
4,238	TransDigm Group, Inc.(1)	1,657,058

		3,738,907

	Capital Markets — 1.5%
3,492	S&P Global, Inc.	669,242

	Chemicals — 6.4%
5,906	Air Products & Chemicals, Inc.	970,887
4,705	Celanese Corp. — Series A	450,551
6,044	Chase Corp.	609,356
5,231	Linde PLC (Canada)	852,705

		2,883,499

	Commercial Services & Supplies — 3.0%
16,184	Waste Connections, Inc. (Canada)	1,352,335

	Communications Equipment — 1.9%
7,274	Motorola Solutions, Inc.	850,403

	Diversified Financial Services — 4.4%
7,994	Berkshire Hathaway, Inc. — Class B(1)	1,643,087
32,400	GS Acquisition Holdings Corp.(1)	332,100

		1,975,187

	Health Care Equipment & Supplies — 7.9%
30,778	Baxter International, Inc.	2,231,097
11,717	Danaher Corp.	1,299,650

		3,530,747

	Household Products — 1.0%
7,257	Church & Dwight Co., Inc.	468,875

	Industrial Conglomerates — 4.5%
7,079	Roper Technologies, Inc.	2,005,197

	IT Services — 7.9%
8,043	EVO Payments, Inc.(1)	202,281
15,588	Fiserv, Inc.(1)	1,292,713
4,656	Mastercard, Inc.	983,021
7,895	Visa, Inc.	1,065,904

		3,543,919

	Life Sciences Tools & Services — 6.7%
19,800	Agilent Technologies, Inc.	1,505,790
6,068	Thermo Fisher Scientific, Inc.	1,490,725

		2,996,515

	Machinery — 3.8%
12,259	IDEX Corp.	1,690,026

	Professional Services — 7.0%
21,163	IHS Markit, Ltd.(1)	1,098,783
33,629	TransUnion	2,045,316

		3,144,099

	Semiconductors & Semiconductor Equipment — 2.0%
3,359	Broadcom, Inc.	901,052

	Software — 25.6%
8,690	Constellation Software, Inc.	6,488,683
30,466	Enghouse Systems, Ltd. (Canada)	834,202
24,085	Microsoft Corp.	2,515,197
11,516	Trade Desk, Inc. (The)(1)	1,643,103

		11,481,185

	Specialty Retail — 0.3%
4,500	National Vision Holdings, Inc.(1)	142,920

	Total Common Stock (Cost: $35,235,606)	41,374,108

	EXCHANGE-TRADED FUNDS — 6.5%
	Diversified Financial Services — 6.5%
23,798	ProShares Short S&P 500	691,808
8,262	SPDR S&P 500 ETF Trust	2,230,162

		2,921,970

	Total Exchange-traded Funds (Cost: $2,907,291)	2,921,970

	MONEY MARKET INVESTMENTS — 1.6%
715,251	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	715,251

	Total Money Market Investments (Cost: $715,251)	715,251

	Total Investments (100.3%) (Cost: $38,858,148)	45,011,329

	Liabilities In Excess Of Other Assets (-0.3%)	(129,721)

	Net Assets (100.0%)	$44,881,608

ETF	Exchange-Traded Fund.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace & Defense	8.3%
Capital Markets	1.5
Chemicals	6.4
Commercial Services & Supplies	3.0
Communications Equipment	1.9
Diversified Financial Services	4.4
Exchange-traded Funds	6.5
Health Care Equipment & Supplies	7.9
Household Products	1.0
Industrial Conglomerates	4.5
IT Services	7.9
Life Sciences Tools & Services	6.7
Machinery	3.8
Professional Services	7.0
Semiconductors & Semiconductor Equipment	2.0
Software	25.6
Specialty Retail	0.3
Money Market Investments	1.6

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,738,907	$—	$—	$3,738,907
Capital Markets	669,242	—	—	669,242
Chemicals	2,883,499	—	—	2,883,499
Commercial Services & Supplies	1,352,335	—	—	1,352,335
Communications Equipment	850,403	—	—	850,403
Diversified Financial Services	1,975,187	—	—	1,975,187
Health Care Equipment & Supplies	3,530,747	—	—	3,530,747
Household Products	468,875	—	—	468,875
Industrial Conglomerates	2,005,197	—	—	2,005,197
IT Services	3,543,919	—	—	3,543,919
Life Sciences Tools & Services	2,996,515	—	—	2,996,515
Machinery	1,690,026	—	—	1,690,026
Professional Services	3,144,099	—	—	3,144,099
Semiconductors & Semiconductor Equipment	901,052	—	—	901,052
Software	11,481,185	—	—	11,481,185
Specialty Retail	142,920	—	—	142,920

Total Common Stock	41,374,108	—	—	41,374,108

Exchange-Traded Funds	2,921,970	—	—	2,921,970

Money Markets Investments	715,251	—	—	715,251

Total Investments	$45,011,329	$—	$—	$45,011,329

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 99.9% of Net Assets
	Aerospace & Defense — 2.8%
177,306	Textron, Inc.	$9,437,998

	Air Freight & Logistics — 2.0%
63,200	United Parcel Service, Inc. — Class B	6,661,280

	Auto Components — 2.5%
253,789	Johnson Controls International PLC (Ireland)	8,570,454

	Banks — 11.3%
209,704	Citigroup, Inc.	13,517,520
138,286	JPMorgan Chase & Co.	14,312,601
67,700	PacWest Bancorp	2,612,543
165,070	Zions Bancorp	7,855,681

		38,298,345

	Beverages — 2.7%
81,873	PepsiCo, Inc.	9,224,631

	Biotechnology — 3.7%
180,365	Gilead Sciences, Inc.	12,627,354

	Capital Markets — 6.6%
167,370	Intercontinental Exchange, Inc.	12,847,321
131,619	State Street Corp.	9,331,787

		22,179,108

	Chemicals — 2.8%
174,211	DowDuPont, Inc.	9,374,294

	Communications Equipment — 4.3%
304,187	Cisco Systems, Inc.	14,385,003

	Diversified Telecommunication Services — 2.2%
246,032	AT&T, Inc.	7,395,722

	Electrical Equipment — 1.7%
225,282	nVent Electric PLC	5,636,556

	Electronic Equipment, Instruments & Components — 3.0%
300,584	Corning, Inc.	9,997,424

	Energy Equipment & Services — 4.6%
305,685	Baker Hughes, a GE Co.	7,204,995
192,656	Schlumberger, Ltd.	8,517,322

		15,722,317

	Health Care Equipment & Supplies — 2.0%
77,428	Medtronic PLC (Ireland)	6,843,861

	Household Durables — 2.2%
151,382	Lennar Corp.	7,178,535
3,511	Lennar Corp. — Class B	133,839

		7,312,374

	Household Products — 2.7%
95,542	Procter & Gamble Co. (The)	9,216,937

	Independent Power and Renewable Electricity Producers — 3.6%
750,065	AES Corp. (The)	12,293,565

	Industrial Conglomerates — 4.1%
536,755	General Electric Co.	5,453,431
212,267	Koninklijke Philips Electronics NV (NYRS) (Netherlands)	8,369,688

		13,823,119

	Insurance — 3.9%
54,800	American International Group, Inc.	2,369,004
238,778	MetLife, Inc.	10,904,991

		13,273,995

	IT Services — 1.5%
37,586	International Business Machines Corp.	5,052,310

	Machinery — 1.3%
103,482	Pentair PLC (United Kingdom)	4,262,424

	Media — 2.7%
251,594	Comcast Corp.	9,200,793

	Metals & Mining — 1.3%
388,200	Freeport-McMoRan, Inc.	4,518,648

	Multiline Retail — 1.3%
62,300	Target Corp.	4,547,900

	Oil, Gas & Consumable Fuels — 7.5%
135,025	Chevron Corp.	15,480,616
160,820	Royal Dutch Shell PLC (SP ADR) (United Kingdom)	9,927,419

		25,408,035

	Pharmaceuticals — 5.0%
151,445	Merck & Co., Inc.	11,272,051
66,300	Novartis AG (SP ADR) (Switzerland)	5,802,576

		17,074,627

	Real Estate Management & Development — 0.7%
16,512	Jones Lang LaSalle, Inc.	2,367,986

	REIT — 0.5%
179,600	Cousins Properties, Inc.	1,589,460

	Semiconductors & Semiconductor Equipment — 5.8%
714,214	Cypress Semiconductor Corp.	9,906,148
176,148	Maxim Integrated Products, Inc.	9,559,552

		19,465,700

	Technology Hardware, Storage & Peripherals — 0.8%
62,338	Seagate Technology PLC (Netherlands)	2,760,327

	Textiles, Apparel & Luxury Goods — 2.8%
244,554	Tapestry, Inc.	9,466,685

	Total Common Stock (Cost: $276,273,324)	337,989,232

	MONEY MARKET INVESTMENTS — 0.1%
344,919	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(1)	344,919

	Total Money Market Investments (Cost: $344,919)	344,919

	Total Investments (100.0%) (Cost: $276,618,243)	338,334,151

	Excess Of Other Assets Over Liabilities (0.0%)	97

	Net Assets (100.0%)	$338,334,248

NYRS	-	New York Registry Shares. NYRS are shares of non-U.S. companies that trade and settle in U.S. markets in U.S. dollar without the issuance of depositary receipts. NYRS are issued by non-U.S. companies through a U.S. bank, which provides shareholder registration, certificate transfer, dividend payment and proxy services in the U.S.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

SP ADR	-	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.

(1)		Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace & Defense	2.8%
Air Freight & Logistics	2.0
Auto Components	2.5
Banks	11.3
Beverages	2.7
Biotechnology	3.7
Capital Markets	6.6
Chemicals	2.8
Communications Equipment	4.3
Diversified Telecommunication Services	2.2
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	3.0
Energy Equipment & Services	4.6
Health Care Equipment & Supplies	2.0
Household Durables	2.2
Household Products	2.7
Independent Power and Renewable Electricity Producers	3.6
Industrial Conglomerates	4.1
Insurance	3.9
IT Services	1.5
Machinery	1.3
Media	2.7
Metals & Mining	1.3
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	5.0
Real Estate Management & Development	0.7
REIT	0.5
Semiconductors & Semiconductor Equipment	5.8
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	2.8
Money Market Investments	0.1

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$9,437,998	$—	$—	$9,437,998
Air Freight & Logistics	6,661,280	—	—	6,661,280
Auto Components	8,570,454	—	—	8,570,454
Banks	38,298,345	—	—	38,298,345
Beverages	9,224,631	—	—	9,224,631
Biotechnology	12,627,354	—	—	12,627,354
Capital Markets	22,179,108	—	—	22,179,108
Chemicals	9,374,294	—	—	9,374,294
Communications Equipment	14,385,003	—	—	14,385,003
Diversified Telecommunication Services	7,395,722	—	—	7,395,722
Electrical Equipment	5,636,556	—	—	5,636,556
Electronic Equipment, Instruments & Components	9,997,424	—	—	9,997,424
Energy Equipment & Services	15,722,317	—	—	15,722,317
Health Care Equipment & Supplies	6,843,861	—	—	6,843,861
Household Durables	7,312,374	—	—	7,312,374
Household Products	9,216,937	—	—	9,216,937
Independent Power and Renewable Electricity Producers	12,293,565	—	—	12,293,565
Industrial Conglomerates	13,823,119	—	—	13,823,119
Insurance	13,273,995	—	—	13,273,995
IT Services	5,052,310	—	—	5,052,310
Machinery	4,262,424	—	—	4,262,424
Media	9,200,793	—	—	9,200,793
Metals & Mining	4,518,648	—	—	4,518,648
Multiline Retail	4,547,900	—	—	4,547,900
Oil, Gas & Consumable Fuels	25,408,035	—	—	25,408,035
Pharmaceuticals	17,074,627	—	—	17,074,627
Real Estate Management & Development	2,367,986	—	—	2,367,986
REIT	1,589,460	—	—	1,589,460
Semiconductors & Semiconductor Equipment	19,465,700	—	—	19,465,700
Technology Hardware, Storage & Peripherals	2,760,327	—	—	2,760,327
Textiles, Apparel & Luxury Goods	9,466,685	—	—	9,466,685

Total Common Stock	337,989,232	—	—	337,989,232

Money Market Investments	344,919	—	—	344,919

Total Investments	$338,334,151	$—	$—	$338,334,151

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 99.4% of Net Assets
	Aerospace & Defense — 3.9%
270,810	Textron, Inc.	$14,415,216

	Air Freight & Logistics — 1.9%
67,540	United Parcel Service, Inc. — Class B	7,118,716

	Auto Components — 3.6%
303,598	Dana, Inc.	5,349,397
243,768	Johnson Controls International PLC (Ireland)	8,232,045

		13,581,442

	Banks — 10.6%
218,200	Citigroup, Inc.	14,065,172
155,958	JPMorgan Chase & Co.	16,141,653
193,700	Zions Bancorp	9,218,183

		39,425,008

	Beverages — 2.4%
78,800	PepsiCo, Inc.	8,878,396

	Biotechnology — 2.9%
153,829	Gilead Sciences, Inc.	10,769,568

	Capital Markets — 5.6%
172,105	Intercontinental Exchange, Inc.	13,210,780
108,800	State Street Corp.	7,713,920

		20,924,700

	Chemicals — 2.0%
140,086	DowDuPont, Inc.	7,538,028

	Communications Equipment — 4.4%
349,062	Cisco Systems, Inc.	16,507,142

	Construction & Engineering — 1.1%
116,300	Fluor Corp.	4,253,091

	Diversified Telecommunication Services — 1.8%
227,297	AT&T, Inc.	6,832,548

	Electrical Equipment — 1.3%
198,567	nVent Electric PLC	4,968,146

	Electronic Equipment, Instruments & Components — 3.2%
363,926	Corning, Inc.	12,104,179

	Energy Equipment & Services — 3.5%
368,510	Baker Hughes, a GE Co.	8,685,781
187,500	TechnipFMC PLC (United Kingdom)	4,305,000

		12,990,781

	Food Products — 0.4%
71,320	Conagra Brands, Inc.	1,543,365

	Health Care Equipment & Supplies — 2.0%
83,754	Medtronic PLC (Ireland)	7,403,016

	Health Care Providers & Services — 4.7%
71,189	Centene Corp.(1)	9,295,148
63,068	Molina Healthcare, Inc.(1)	8,386,782

		17,681,930

	Household Durables — 2.7%
204,663	Lennar Corp.	9,705,119
5,357	Lennar Corp. — Class B	204,209

		9,909,328

	Household Products — 2.8%
109,192	Procter & Gamble Co. (The)	10,533,752

	Independent Power and Renewable Electricity Producers — 3.0%
678,900	AES Corp. (The)	11,127,171

	Industrial Conglomerates — 1.1%
408,036	General Electric Co.	4,145,646

	Insurance — 4.0%
87,000	American International Group, Inc.	3,761,010
120,784	Hartford Financial Services Group, Inc.	5,667,185
116,100	MetLife, Inc.	5,302,287

		14,730,482

	IT Services — 3.7%
331,316	First Data Corp.(1)	8,166,939
41,416	International Business Machines Corp.	5,567,139

		13,734,078

	Machinery — 2.3%
79,867	Pentair PLC (Ireland)	3,289,722
167,730	Terex Corp.	5,150,988

		8,440,710

	Media — 4.2%
397,110	Comcast Corp.	14,522,313
43,500	Discovery, Inc.(1)	1,234,530

		15,756,843

	Metals & Mining — 2.1%
658,859	Freeport-McMoRan, Inc.	7,669,119

	Multiline Retail — 0.4%
20,300	Target Corp.	1,481,900

	Oil, Gas & Consumable Fuels — 4.9%
106,100	Chevron Corp.	12,164,365
90,744	Marathon Petroleum Corp.	6,012,697

		18,177,062

	Pharmaceuticals — 5.2%
27,157	Allergan PLC (Ireland)	3,910,065
186,500	Amneal Pharmaceuticals, Inc.(1)	2,290,220
178,050	Merck & Co., Inc.	13,252,261

		19,452,546

	Real Estate Management & Development — 2.1%
54,138	Jones Lang LaSalle, Inc.	7,763,931

	Semiconductors & Semiconductor Equipment — 2.8%
752,100	Cypress Semiconductor Corp.	10,431,627

	Technology Hardware, Storage & Peripherals — 0.9%
74,640	Western Digital Corp.	3,358,054

	Textiles, Apparel & Luxury Goods — 1.9%
182,942	Tapestry, Inc.	7,081,685

	Total Common Stock (Cost: $263,766,824)	370,729,206

	MONEY MARKET INVESTMENTS — 0.5%
1,965,760	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	1,965,760

	Total Money Market Investments (Cost: $1,965,760)	1,965,760

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	Total Investments (99.9%) (Cost: $265,732,584)	372,694,966

	Excess Of Other Assets Over Liabilities (0.1%)	545,614

	Net Assets (100.0%)	$373,240,580

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace & Defense	3.9%
Air Freight & Logistics	1.9
Auto Components	3.6
Banks	10.6
Beverages	2.4
Biotechnology	2.9
Capital Markets	5.6
Chemicals	2.0
Communications Equipment	4.4
Construction & Engineering	1.1
Diversified Telecommunication Services	1.8
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	3.5
Food Products	0.4
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	4.7
Household Durables	2.7
Household Products	2.8
Independent Power and Renewable Electricity Producers	3.0
Industrial Conglomerates	1.1
Insurance	4.0
IT Services	3.7
Machinery	2.3
Media	4.2
Metals & Mining	2.1
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	4.9
Pharmaceuticals	5.2
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	2.8
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	1.9
Money Market Investments	0.5

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$14,415,216	$—	$—	$14,415,216
Air Freight & Logistics	7,118,716	—	—	7,118,716
Auto Components	13,581,442	—	—	13,581,442
Banks	39,425,008	—	—	39,425,008
Beverages	8,878,396	—	—	8,878,396
Biotechnology	10,769,568	—	—	10,769,568
Capital Markets	20,924,700	—	—	20,924,700
Chemicals	7,538,028	—	—	7,538,028
Communications Equipment	16,507,142	—	—	16,507,142
Construction & Engineering	4,253,091	—	—	4,253,091
Diversified Telecommunication Services	6,832,548	—	—	6,832,548
Electrical Equipment	4,968,146	—	—	4,968,146
Electronic Equipment, Instruments & Components	12,104,179	—	—	12,104,179
Energy Equipment & Services	12,990,781	—	—	12,990,781
Food Products	1,543,365	—	—	1,543,365
Health Care Equipment & Supplies	7,403,016	—	—	7,403,016
Health Care Providers & Services	17,681,930	—	—	17,681,930
Household Durables	9,909,328	—	—	9,909,328
Household Products	10,533,752	—	—	10,533,752
Independent Power and Renewable Electricity Producers	11,127,171	—	—	11,127,171
Industrial Conglomerates	4,145,646	—	—	4,145,646
Insurance	14,730,482	—	—	14,730,482
IT Services	13,734,078	—	—	13,734,078
Machinery	8,440,710	—	—	8,440,710
Media	15,756,843	—	—	15,756,843
Metals & Mining	7,669,119	—	—	7,669,119
Multiline Retail	1,481,900	—	—	1,481,900
Oil, Gas & Consumable Fuels	18,177,062	—	—	18,177,062
Pharmaceuticals	19,452,546	—	—	19,452,546
Real Estate Management & Development	7,763,931	—	—	7,763,931
Semiconductors & Semiconductor Equipment	10,431,627	—	—	10,431,627
Technology Hardware, Storage & Peripherals	3,358,054	—	—	3,358,054
Textiles, Apparel & Luxury Goods	7,081,685	—	—	7,081,685

Total Common Stock	370,729,206	—	—	370,729,206

Money Market Investments	1,965,760	—	—	1,965,760

Total Investments	$372,694,966	$—	$—	$372,694,966

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 99.5% of Net Assets
	Aerospace & Defense — 3.2%
49,645	Textron, Inc.	$2,642,603

	Auto Components — 1.8%
6,400	Aptiv PLC	506,432
56,196	Dana, Inc.	990,174

		1,496,606

	Banks — 16.6%
20,466	Comerica, Inc.	1,611,493
154,542	KeyCorp	2,545,307
15,000	PacWest Bancorp	578,850
61,565	Popular, Inc.	3,362,064
52,529	Synovus Financial Corp.	1,860,577
95,100	Umpqua Holdings Corp.	1,681,368
42,910	Zions Bancorp	2,042,087

		13,681,746

	Capital Markets — 3.3%
23,600	E*TRADE Financial Corp.(1)	1,101,176
18,495	Evercore Partners, Inc.	1,654,378

		2,755,554

	Construction & Engineering — 3.8%
16,200	Arcosa, Inc.	476,766
24,200	Fluor Corp.	884,994
26,833	Jacobs Engineering Group, Inc.	1,738,778

		3,100,538

	Consumer Finance — 1.4%
62,400	Santander Consumer USA Holdings, Inc.	1,189,344

	Diversified Telecommunication Services — 0.4%
12,000	Zayo Group Holdings, Inc.(1)	329,400

	Electronic Equipment, Instruments & Components — 0.5%
41,400	Flex Ltd.(1)	398,268

	Energy Equipment & Services — 4.4%
298,972	Newpark Resources, Inc.(1)	2,484,457
50,000	TechnipFMC PLC (United Kingdom)	1,148,000

		3,632,457

	Entertainment — 0.9%
24,200	Viacom, Inc. — Class B	711,964

	Food Products — 2.3%
44,022	Conagra Brands, Inc.	952,636
21,600	Hain Celestial Group, Inc. (The)(1)	395,928
6,300	TreeHouse Foods, Inc.(1)	367,668
2,700	Tyson Foods, Inc.	167,184

		1,883,416

	Health Care Equipment & Supplies — 0.8%
5,929	Zimmer Biomet Holdings, Inc.	649,581

	Health Care Providers & Services — 7.9%
30,300	Acadia Healthcare Co., Inc.(1)	829,008
24,796	Centene Corp.(1)	3,237,614
5,900	Magellan Health, Inc.(1)	384,444
15,268	Molina Healthcare, Inc.(1)	2,030,338

		6,481,404

	Household Durables — 8.2%
26,479	Beazer Homes USA, Inc.(1)	331,782
24,400	DR Horton, Inc.	938,180
79,060	KB Home	1,692,675
36,100	Lennar Corp.	1,711,862
734	Lennar Corp. — Class B	27,980
55,328	Toll Brothers, Inc.	2,043,816

		6,746,295

	Independent Power and Renewable Electricity Producers — 3.4%
168,900	AES Corp. (The)	2,768,271

	Insurance — 2.0%
40,102	Assured Guaranty, Ltd.	1,626,537

	IT Services — 1.9%
65,165	First Data Corp.(1)	1,606,317

	Machinery — 7.8%
17,909	Dover Corp.	1,572,947
19,700	Kennametal, Inc.	740,326
112,900	Manitowoc Co., Inc. (The)(1)	1,718,338
24,405	SPX FLOW, Inc.(1)	799,752
31,898	Terex Corp.	979,588
24,800	Trinity Industries, Inc.	579,824

		6,390,775

	Marine — 2.9%
26,400	Kirby Corp.(1)	1,977,624
13,200	Matson, Inc.	442,332

		2,419,956

	Media — 0.9%
24,900	Discovery, Inc.(1)	706,662

	Metals & Mining — 2.9%
153,404	Freeport-McMoRan, Inc.	1,785,623
16,840	Worthington Industries, Inc.	635,373

		2,420,996

	Multi-Utilities — 0.5%
6,438	Dominion Energy, Inc.	452,205

	Oil, Gas & Consumable Fuels — 1.6%
19,430	Marathon Petroleum Corp.	1,287,432

	Pharmaceuticals — 0.9%
59,000	Amneal Pharmaceuticals, Inc.(1)	724,520

	Real Estate Management & Development — 3.3%
18,716	Jones Lang LaSalle, Inc.	2,684,062

	REIT — 2.8%
111,900	Cousins Properties, Inc.	990,315
12,600	Mid-America Apartment Communities, Inc.	1,276,128

		2,266,443

	Road & Rail — 1.4%
14,900	Genesee & Wyoming, Inc.(1)	1,169,948

	Semiconductors & Semiconductor Equipment — 5.9%
156,300	Cypress Semiconductor Corp.	2,167,881
49,246	Maxim Integrated Products, Inc.	2,672,581

		4,840,462

	Software — 1.1%
59,816	Nuance Communications, Inc.(1)	949,280

	Technology Hardware, Storage & Peripherals — 1.0%
19,280	Western Digital Corp.	867,407

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	Textiles, Apparel & Luxury Goods — 3.2%
67,043	Tapestry, Inc.	$2,595,235

	Trading Companies & Distributors — 0.5%
19,300	Univar, Inc.(1)	402,019

	Total Common Stock (Cost: $63,158,545)	81,877,703

	MONEY MARKET INVESTMENTS — 0.5%
390,620	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	390,620

	Total Money Market Investments (Cost: $390,620)	390,620

	Total Investments (100.0%) (Cost: $63,549,165)	82,268,323

	Liabilities In Excess Of Other Assets (0.0%)	(38,502)

	Net Assets (100.0%)	$82,229,821

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Auto Components	1.8
Banks	16.6
Capital Markets	3.3
Construction & Engineering	3.8
Consumer Finance	1.4
Diversified Telecommunication Services	0.4
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	4.4
Entertainment	0.9
Food Products	2.3
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	7.9
Household Durables	8.2
Independent Power and Renewable Electricity Producers	3.4
Insurance	2.0
IT Services	1.9
Machinery	7.8
Marine	2.9
Media	0.9
Metals & Mining	2.9
Multi-Utilities	0.5
Oil, Gas & Consumable Fuels	1.6
Pharmaceuticals	0.9
Real Estate Management & Development	3.3
REIT	2.8
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	5.9
Software	1.1
Technology Hardware, Storage & Peripherals	1.0
Textiles, Apparel & Luxury Goods	3.2
Trading Companies & Distributors	0.5
Money Market Investments	0.5

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,642,603	$—	$—	$2,642,603
Auto Components	1,496,606	—	—	1,496,606
Banks	13,681,746	—	—	13,681,746
Capital Markets	2,755,554	—	—	2,755,554
Construction & Engineering	3,100,538	—	—	3,100,538
Consumer Finance	1,189,344	—	—	1,189,344
Diversified Telecommunication Services	329,400	—	—	329,400
Electronic Equipment, Instruments & Components	398,268	—	—	398,268
Energy Equipment & Services	3,632,457	—	—	3,632,457
Entertainment	711,964	—	—	711,964
Food Products	1,883,416	—	—	1,883,416
Health Care Equipment & Supplies	649,581	—	—	649,581
Health Care Providers & Services	6,481,404	—	—	6,481,404
Household Durables	6,746,295	—	—	6,746,295
Independent Power and Renewable Electricity Producers	2,768,271	—	—	2,768,271
Insurance	1,626,537	—	—	1,626,537
IT Services	1,606,317	—	—	1,606,317
Machinery	6,390,775	—	—	6,390,775
Marine	2,419,956	—	—	2,419,956
Media	706,662	—	—	706,662
Metals & Mining	2,420,996	—	—	2,420,996
Multi-Utilities	452,205	—	—	452,205
Oil, Gas & Consumable Fuels	1,287,432	—	—	1,287,432
Pharmaceuticals	724,520	—	—	724,520
Real Estate Management & Development	2,684,062	—	—	2,684,062
REIT	2,266,443	—	—	2,266,443
Road & Rail	1,169,948	—	—	1,169,948
Semiconductors & Semiconductor Equipment	4,840,462	—	—	4,840,462
Software	949,280	—	—	949,280
Technology Hardware, Storage & Peripherals	867,407	—	—	867,407
Textiles, Apparel & Luxury Goods	2,595,235	—	—	2,595,235
Trading Companies & Distributors	402,019	—	—	402,019

Total Common Stock	81,877,703	—	—	81,877,703

Money Market Investments	390,620	—	—	390,620

Total Investments	$82,268,323	$—	$—	$82,268,323

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Shares	Issues	Value
	COMMON STOCK — 98.4% of Net Assets
	Beverages — 2.3%
351,111	Monster Beverage Corp.(1)	$20,097,594

	Biotechnology — 3.5%
109,772	Alexion Pharmaceuticals, Inc.(1)	13,497,565
167,513	BioMarin Pharmaceutical, Inc.(1)	16,444,751

		29,942,316

	Capital Markets — 4.3%
469,970	Charles Schwab Corp. (The)	21,980,497
76,801	S&P Global, Inc.	14,718,912

		36,699,409

	Commercial Services & Supplies — 2.2%
225,645	Waste Connections, Inc. (Canada)	18,854,896

	Equity Real Estate — 2.5%
53,655	Equinix, Inc.	21,140,070

	Food & Staples Retailing — 2.3%
93,829	Costco Wholesale Corp.	20,138,518

	Health Care Equipment & Supplies — 3.9%
81,216	Align Technology, Inc.(1)	20,218,723
124,336	West Pharmaceutical Services, Inc.	13,461,859

		33,680,582

	Insurance — 2.6%
169,290	Chubb, Ltd. (Switzerland)	22,524,034

	Interactive Media & Services — 10.9%
45,175	Alphabet, Inc. — Class C(1)	50,432,015
260,677	Facebook, Inc.(1)	43,452,249

		93,884,264

	Internet & Direct Marketing Retail — 8.9%
33,700	Amazon.com, Inc.(1)	57,921,201
10,371	Booking Holdings, Inc.(1)	19,008,073

		76,929,274

	IT Services — 13.0%
126,448	Mastercard, Inc.	26,696,966
367,651	PayPal Holdings, Inc.(1)	32,632,703
389,304	Visa, Inc.	52,559,933

		111,889,602

	Life Sciences Tools & Services — 2.1%
64,425	Illumina, Inc.(1)	18,025,471

	Machinery — 2.0%
243,800	Xylem, Inc.	17,373,188

	Oil, Gas & Consumable Fuels — 1.1%
75,440	Concho Resources, Inc.(1)	9,040,730

	Pharmaceuticals — 2.4%
239,100	Zoetis, Inc.	20,600,856

	Professional Services — 4.0%
301,100	IHS Markit, Ltd.(1)	15,633,112
311,299	TransUnion	18,933,205

		34,566,317

	REIT — 5.0%
246,372	American Tower Corp.	42,582,936

	Semiconductors & Semiconductor Equipment — 1.9%
115,318	NVIDIA Corp.	16,576,963

	Software — 18.2%
192,186	Adobe, Inc.(1)	47,627,534
309,809	Salesforce.com, Inc.(1)	47,081,674
186,012	ServiceNow, Inc.(1)	40,926,360
172,476	Splunk, Inc.(1)	21,531,904

		157,167,472

	Specialty Retail — 5.3%
134,549	Home Depot, Inc. (The)	24,693,778
72,595	Ulta Beauty, Inc.(1)	21,191,932

		45,885,710

	Total Common Stock (Cost: $377,507,411)	847,600,202

	MONEY MARKET INVESTMENTS — 1.9%
16,704,275	State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(2)	16,704,275

	Total Money Market Investments (Cost: $16,704,275)	16,704,275

	Total Investments (100.3%) (Cost: $394,211,686)	864,304,477

	Liabilities In Excess Of Other Assets (-0.3%)	(2,466,342)

	Net Assets (100.0%)	$861,838,135

REIT	-	Real Estate Investment Trust.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2019.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Beverages	2.3%
Biotechnology	3.5
Capital Markets	4.3
Commercial Services & Supplies	2.2
Equity Real Estate	2.5
Food & Staples Retailing	2.3
Health Care Equipment & Supplies	3.9
Insurance	2.6
Interactive Media & Services	10.9
Internet & Direct Marketing Retail	8.9
IT Services	13.0
Life Sciences Tools & Services	2.1
Machinery	2.0
Oil, Gas & Consumable Fuels	1.1
Pharmaceuticals	2.4
Professional Services	4.0
REIT	5.0
Semiconductors & Semiconductor Equipment	1.9
Software	18.2
Specialty Retail	5.3
Money Market Investments	1.9

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$20,097,594	$—	$—	$20,097,594
Biotechnology	29,942,316	—	—	29,942,316
Capital Markets	36,699,409	—	—	36,699,409
Commercial Services & Supplies	18,854,896	—	—	18,854,896
Equity Real Estate	21,140,070	—	—	21,140,070
Food & Staples Retailing	20,138,518	—	—	20,138,518
Health Care Equipment & Supplies	33,680,582	—	—	33,680,582
Insurance	22,524,034	—	—	22,524,034
Interactive Media & Services	93,884,264	—	—	93,884,264
Internet & Direct Marketing Retail	76,929,274	—	—	76,929,274
IT Services	111,889,602	—	—	111,889,602
Life Sciences Tools & Services	18,025,471	—	—	18,025,471
Machinery	17,373,188	—	—	17,373,188
Oil, Gas & Consumable Fuels	9,040,730	—	—	9,040,730
Pharmaceuticals	20,600,856	—	—	20,600,856
Professional Services	34,566,317	—	—	34,566,317
REIT	42,582,936	—	—	42,582,936
Semiconductors & Semiconductor Equipment	16,576,963	—	—	16,576,963
Software	157,167,472	—	—	157,167,472
Specialty Retail	45,885,710	—	—	45,885,710

Total Common Stock	847,600,202	—	—	847,600,202

Money Market Investments	16,704,275	—	—	16,704,275

Total Investments	$864,304,477	$—	$—	$864,304,477

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

January 31, 2019 (Unaudited)

Note 1 – Security Valuations

Equity securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds, including money market funds, are valued based on the net asset value per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin America and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (GAAP), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3.

Equity securities. Equity securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds, including money market funds, are valued using the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of January 31, 2019 in valuing a Fund’s investments is listed after the Fund’s Schedule of Investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the quarter ended January 31, 2019:

	Transfer out of Level 1*	Transfer out of Level 2*
Fund	and Transfer into Level 2	and Transfer into Level 1
TCW Developing Markets Equity Fund	$147,711	$100,699
TCW Emerging Markets Multi-Asset Opportunities Fund	1,661,714	1,741,920
TCW International Small Cap Fund	150,425	133,638

*	The Funds recognized transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the quarter ended January 31, 2019 were due to changes in valuation to/from the exchange closing price from/to the fair value price.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value at the beginning and/or end of the quarter ended January 31, 2019:

TCW Emerging
Markets Multi-Asset
Opportunities Fund
Balance as of October 31, 2018	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation	—
Purchases	—
Sales	—
Transfers in to Level 3 (1)	621,924
Transfers out of Level 3 (1)	—

Balance as of January 31, 2019	$621,924

Change in Unrealized Appreciation from Investments Still Held at January 31, 2019	—

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2019 were as follows:

Description	Fair Value at 1/31/19	Valuation Techniques*	Unobservable Input	Range	Average Weighted Price
TCW Emerging Markets Multi-Asset Opportunities Fund
Foreign Government Bonds	621,924	Third-party Vendor	Vendor Prices	$32.34 - 33.87	$32.83

*

The valuation technique employed on the Level 3 securities involves the use of the broker quotes and vendor prices. The Advisor monitors the effectiveness of third party brokers and vendor prices using the Advisor’s own model and inputs.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the quarter ended January 31, 2019, the TCW Emerging Markets Multi-Asset Opportunities Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands except Number of Contracts):

Foreign Currency Risk
Asset Derivatives
Forward Contracts	$26

Total Value	$26
Liability Derivatives
Forward Contracts	$(13)

Total Value	$(13)
Number of Contracts(1)
Forward Currency Contracts	1,665,051

(1)	Amount disclosed represents average notional amounts, which are representative of the volume traded for the quarter ended January 31, 2019.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2019.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2019.

Note 2 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in affiliated funds for the quarter ended January 31, 2019 is listed after that Fund’s Schedule of Investments.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A under the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2019.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 99.9% of Net Assets

CORPORATE BONDS — 33.9%

Aerospace/Defense — 0.4%
L3 Technologies, Inc.
4.40%	06/15/28	$2,470,000	$2,544,107
Northrop Grumman Corp.
3.25%	01/15/28	2,395,000	2,321,935

			4,866,042

Agriculture — 0.3%
BAT Capital Corp.
3.56%	08/15/27	3,144,000	2,879,841
4.39%	08/15/37	470,000	401,691
Reynolds American, Inc.
4.45%	06/12/25	610,000	615,368

			3,896,900

Airlines — 0.5%
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC)
7.10%	10/02/22	1,401,930	1,460,390
Continental Airlines, Inc. Pass-Through Certificates (00-2-A1) (EETC)
7.71%	10/02/22	15,121	15,877
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC)
5.98%	10/19/23	817,227	853,226
Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1) (EETC)
7.25%	05/10/21	541,465	555,002
Continental Airlines, Inc. Pass-Through Certificates, (99-1-A) (EETC)
6.55%	08/02/20	180,352	180,350
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC)
7.04%	10/01/23	453,334	484,432
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)
5.90%	04/01/26	1,536,032	1,636,507
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC)
6.25%	10/22/24	355,907	378,664
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC)
4.63%	12/03/26	601,091	614,195

			6,178,643

Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC
2.34%	11/02/20	1,500,000	1,450,637
2.43%	06/12/20	650,000	635,212
3.66% (3 mo. USD LIBOR + 1.080%)(1)	08/03/22	1,000,000	940,292
3.68% (2)	10/12/21	2,265,000	2,165,710
5.60%	01/07/22	5,500,000	5,576,660
8.13%	01/15/20	1,265,000	1,315,632
General Motors Co.
6.60%	04/01/36	1,545,000	1,569,330
General Motors Financial Co., Inc.
2.40%	05/09/19	555,000	554,504

			14,207,977

Banks — 8.0%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.660%)(1)	07/21/21	945,000	935,303
2.74% (2.738% to 01/23/21 then 3 mo. USD LIBOR +0.37%)(1)	01/23/22	4,045,000	4,014,319
3.00% (3.004% to 02/20/22 then 3 mo. USD LIBOR +0.79%)(1)	12/20/23	4,161,000	4,110,146
3.09% (3.093% to 10/01/24 then 3 Mo. USD LIBOR + 1.09%)(1)	10/01/25	2,350,000	2,290,427
3.71% (3 mo. USD LIBOR + 1.512%)(1)	04/24/28	6,340,000	6,245,712
Bank of New York Mellon Corp. (The)
3.25%	09/11/24	610,000	610,627
Citigroup, Inc.
8.50%	05/22/19	1,485,000	1,510,394
Discover Bank
4.20%	08/08/23	1,380,000	1,401,533
7.00%	04/15/20	1,375,000	1,433,291
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21	920,000	910,177
3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%)(1)	04/23/29	1,615,000	1,573,777
3.85%	07/08/24	2,235,000	2,255,131
4.22% (4.223% to 05/01/28 the 3 mo. USD LIBOR +1.301%)(1)	05/01/29	610,000	614,159
6.00%	06/15/20	50,000	52,000
JPMorgan Chase & Co.
3.22% (3 mo. USD LIBOR + 1.155%)(1)	03/01/25	2,985,000	2,946,992
3.51% (3.509% to 01/23/28 then 3 mo. USD LIBOR + 0.945%)(1)	01/23/29	3,215,000	3,125,545
3.90%	07/15/25	2,195,000	2,230,314
4.02% (4.023% to 12/05/23 then 3 mo.USD LIBOR +1.00%)(1)	12/05/24	3,060,000	3,137,443
JPMorgan Chase Bank NA
2.60% (2.604% to 02/01/20 then 3 mo. USD LIBOR + 0.28%)(1)	02/01/21	6,435,000	6,411,515
2.87% (3 mo. USD LIBOR +25.0%)(1)	02/13/20	6,470,000	6,470,629
3.09% (3.086% to 04/26/20 then 3 mo. USD LIBOR +0.35%)(1)	04/26/21	2,075,000	2,072,057
Lloyds Banking Group PLC (United Kingdom)
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR + 0.81%)(1)	11/07/23	1,600,000	1,540,298
4.05%	08/16/23	1,930,000	1,947,220
Lloyds TSB Bank PLC (United Kingdom)
5.80% (3)	01/13/20	780,000	798,470
Morgan Stanley
3.41% (3 mo. USD LIBOR + 0.800%)(1)	02/14/20	2,755,000	2,755,012
3.69% (3 mo. USD LIBOR + 0.930%)(1)	07/22/22	4,595,000	4,609,675
3.77% (3.772% to 01/24/28 then 3 mo. USD LIBOR + 1.14%)(1)	01/24/29	1,615,000	1,594,049
PNC Bank NA
2.25%	07/02/19	1,840,000	1,836,933
3.80%	07/25/23	3,215,000	3,263,682

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Santander UK Group Holdings PLC (United Kingdom)
3.37% (3.373% to 01/05/23 then 3 mo. USD LIBOR + 1.08%)(1)	01/05/24	$2,460,000	$2,378,198
Santander UK PLC (United Kingdom)
3.40%	06/01/21	2,050,000	2,052,531
2.50%	03/14/19	2,985,000	2,984,697
State Street Corp.
3.78% (3.776% to 12/03/23 then 3 mo. USD LIBOR +0.770%)(1)	12/03/24	610,000	621,943
US Bank NA/Cincinnati OH
3.40%	07/24/23	2,420,000	2,444,529
Wells Fargo & Co.
2.60%	07/22/20	2,165,000	2,155,492
2.63%	07/22/22	1,840,000	1,798,139
3.00%	04/22/26	7,100,000	6,784,156
3.55%	09/29/25	850,000	845,488

			94,762,003

Beverages — 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%(3)	02/01/26	920,000	892,336
4.90%(3)	02/01/46	2,285,000	2,186,723
Anheuser-Busch InBev Worldwide, Inc.
4.75%	01/23/29	1,205,000	1,252,996
Bacardi, Ltd.
4.70%(3)	05/15/28	1,240,000	1,203,968
Constellation Brands, Inc.
3.88%	11/15/19	1,840,000	1,851,727

			7,387,750

Biotechnology — 0.8%
Amgen, Inc.
4.40%	05/01/45	3,150,000	3,004,027
Baxalta, Inc.
2.88%	06/23/20	548,000	544,529
Biogen, Inc.
5.20%	09/15/45	1,073,000	1,155,943
Celgene Corp.
3.90%	02/20/28	2,295,000	2,279,134
5.00%	08/15/45	2,020,000	2,044,282

			9,027,915

Chemicals — 0.1%
International Flavors & Fragrances, Inc.
5.00%	09/26/48	600,000	615,159

Commercial Services — 0.2%
IHS Markit, Ltd.
4.75%(3)	02/15/25	750,000	750,675
4.75%	08/01/28	1,750,000	1,737,663

			2,488,338

Computers — 0.3%
Dell International LLC / EMC Corp.
3.48%(3)	06/01/19	3,215,000	3,216,340

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	1,690,000	1,706,900
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands)
5.00%	10/01/21	590,000	602,537
Air Lease Corp.
4.75%	03/01/20	3,120,000	3,156,138
GE Capital International Funding Co. Unlimited Co. (Ireland)
2.34%	11/15/20	3,415,000	3,336,011
4.42%	11/15/35	425,000	379,999
International Lease Finance Corp.
6.25%	05/15/19	1,380,000	1,391,865
Raymond James Financial, Inc.
4.95%	07/15/46	965,000	953,769

			11,527,219

Electric — 3.0%
Appalachian Power Co.
3.30%	06/01/27	690,000	663,093
4.45%	06/01/45	690,000	686,973
Dominion Energy, Inc.
3.14%(2),(3)	12/01/20	4,595,000	4,593,162
Duke Energy Florida LLC
2.10%	12/15/19	1,195,000	1,191,314
Duke Energy Progress LLC
3.70%	10/15/46	2,575,000	2,375,904
El Paso Electric Co.
3.30%	12/15/22	2,065,000	2,020,058
Emera US Finance LP
2.15%	06/15/19	3,384,000	3,376,897
Entergy Mississippi, Inc.
3.10%	07/01/23	2,755,000	2,735,322
Indiana Michigan Power Co.
4.55%	03/15/46	920,000	952,347
Kansas City Power & Light Co.
3.15%	03/15/23	3,675,000	3,618,345
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21	1,100,000	1,206,090
Metropolitan Edison Co.
3.50%(3)	03/15/23	3,030,000	3,042,486
MidAmerican Energy Co.
5.80%	10/15/36	1,655,000	1,958,397
NextEra Energy Capital Holdings, Inc.
3.26% (3 mo. USD LIBOR +55.0%)(1)	08/28/21	2,000,000	1,979,795
Niagara Mohawk Power Corp.
2.72%(3)	11/28/22	920,000	905,105
Public Service Co. of Oklahoma
4.40%	02/01/21	1,840,000	1,875,888
Puget Energy, Inc.
6.00%	09/01/21	1,820,000	1,927,748
Tucson Electric Power Co.
5.15%	11/15/21	1,000,000	1,040,367

			36,149,291

Energy-Alternate Sources — 0.1%
Alta Wind Holdings LLC
7.00%(3),(4),(5)	06/30/35	937,740	1,011,094

Environmental Control — 0.1%
Republic Services, Inc.
2.90%	07/01/26	1,905,000	1,811,606

Food — 0.9%
Conagra Brands, Inc.
5.40%	11/01/48	605,000	570,613
General Mills, Inc.
4.20%	04/17/28	1,500,000	1,511,928
Kraft Heinz Foods Co.
3.00%	06/01/26	805,000	746,659
3.95%	07/15/25	1,700,000	1,701,227
4.38%	06/01/46	1,560,000	1,349,144

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
4.63%	01/30/29	$685,000	$697,545
5.38%	02/10/20	143,000	146,282
Kroger Co. (The)
5.40%	01/15/49	720,000	729,462
Mondelez International Holdings Netherlands BV (Netherlands)
2.00%(3)	10/28/21	920,000	891,313
3.37% (3 mo. USD LIBOR + 0.610%)(1),(3)	10/28/19	2,205,000	2,208,000

			10,552,173

Gas — 0.3%
CenterPoint Energy Resources Corp.
6.25%	02/01/37	1,610,000	1,896,475
KeySpan Gas East Corp.
5.82%(3)	04/01/41	1,551,000	1,821,870

			3,718,345

Healthcare-Products — 0.3%
Becton Dickinson and Co.
3.68%(2)	12/29/20	3,675,000	3,659,798

Healthcare-Services — 2.1%
Anthem, Inc.
2.50%	11/21/20	1,380,000	1,366,349
3.65%	12/01/27	2,405,000	2,369,281
Cigna Corp.
3.05%	10/15/27	2,370,000	2,201,005
Fresenius Medical Care US Finance II, Inc.
5.63%(3)	07/31/19	4,700,000	4,746,559
Hartford HealthCare Corp.
5.75%	04/01/44	2,545,000	2,825,504
HCA, Inc.
5.25%	04/15/25	1,770,000	1,878,324
NYU Hospitals Center
4.43%	07/01/42	2,755,000	2,838,417
Saint Barnabas Health Care System
4.00%	07/01/28	3,290,000	3,319,352
Sutter Health
2.29%	08/15/53	2,270,000	2,224,935
UnitedHealth Group, Inc.
4.63%	07/15/35	1,200,000	1,292,995

			25,062,721

Insurance — 0.5%
Berkshire Hathaway Finance Corp.
4.40%	05/15/42	500,000	524,778
Farmers Exchange Capital
7.20%(3)	07/15/48	1,495,000	1,741,800
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	2,065,000	2,238,997
MetLife, Inc.
5.70%	06/15/35	300,000	349,618
Prudential Financial, Inc.
4.50%	11/15/20	920,000	940,266

			5,795,459

Media — 1.0%
CBS Corp.
3.70%	06/01/28	2,395,000	2,234,728
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%	02/15/28	3,189,000	2,957,978
4.50%	02/01/24	1,000,000	1,017,668
5.75%	04/01/48	1,200,000	1,201,200
Comcast Corp.
4.60%	10/15/38	3,820,000	3,956,340
NBCUniversal Media LLC
5.15%	04/30/20	200,000	205,565

			11,573,479

Miscellaneous Manufacturers — 1.1%
General Electric Capital Corp.
3.15%	09/07/22	287,000	280,271
General Electric Co.
3.10% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	3,045,000	2,251,044
4.63%	01/07/21	2,080,000	2,121,215
4.65%	10/17/21	1,205,000	1,226,833
5.50%	01/08/20	2,660,000	2,716,998
5.55%	01/05/26	1,840,000	1,919,306
Siemens Financieringsmaatschappij NV (Netherlands)
1.70%(3)	09/15/21	2,633,000	2,549,168

			13,064,835

Oil & Gas — 0.3%
Petroleos Mexicanos
6.50%	03/13/27	1,105,000	1,063,010
6.50%	01/23/29	2,495,000	2,355,280

			3,418,290

Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.63%(3)	04/28/26	1,380,000	1,333,422
Westrock Co.
4.90%(3)	03/15/29	1,225,000	1,277,423
WestRock MWV LLC
7.38%	09/01/19	1,840,000	1,884,220

			4,495,065

Pharmaceuticals — 2.2%
AbbVie, Inc.
3.60%	05/14/25	953,000	940,990
4.25%	11/14/28	1,000,000	996,203
4.45%	05/14/46	50,000	44,977
Actavis, Inc.
3.25%	10/01/22	936,000	926,698
Bayer US Finance II LLC
4.38%(3)	12/15/28	2,840,000	2,780,075
Bayer US Finance LLC
2.38%(3)	10/08/19	3,215,000	3,199,960
CVS Health Corp.
3.88%	07/20/25	3,600,000	3,611,666
5.05%	03/25/48	3,870,000	3,978,796
Halfmoon Parent, Inc.
4.13%(3)	11/15/25	6,000,000	6,127,766
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	3,525,000	3,498,123

			26,105,254

Pipelines — 2.0%
Enbridge Energy Partners LP
5.88%	10/15/25	333,000	369,244
Energy Transfer Operating LP
6.25%	04/15/49	1,825,000	1,944,743
Energy Transfer Partners LP
5.95%	10/01/43	1,380,000	1,382,233
Florida Gas Transmission Co. LLC
7.90%(3)	05/15/19	1,150,000	1,163,968
Kinder Morgan Energy Partners LP
5.80%	03/15/35	780,000	822,911
Panhandle Eastern Pipe Line Co. LP
8.13%	06/01/19	760,000	771,451

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Plains All American Pipeline LP / PAA Finance Corp.
4.65%	10/15/25	$2,115,000	$2,145,920
Ruby Pipeline LLC
6.00%(3)	04/01/22	1,976,136	1,944,803
Sabine Pass Liquefaction LLC
5.75%	05/15/24	905,000	974,343
Southern Natural Gas Co. LLC
7.35%	02/15/31	2,380,000	2,862,575
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	1,500,000	1,419,436
TC PipeLines LP
4.38%	03/13/25	1,840,000	1,850,338
Tennessee Gas Pipeline Co.
8.38%	06/15/32	1,920,000	2,405,172
Texas Eastern Transmission LP
2.80%(3)	10/15/22	920,000	890,241
TransCanada PipeLines, Ltd. (Canada)
6.10%	06/01/40	375,000	431,478
Williams Partners LP
3.90%	01/15/25	920,000	916,368
6.30%	04/15/40	1,150,000	1,311,670

			23,606,894

REIT — 3.5%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22	2,065,000	2,135,190
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,840,000	1,832,171
American Tower Corp.
3.00%	06/15/23	1,605,000	1,570,065
3.40%	02/15/19	2,400,000	2,400,308
AvalonBay Communities, Inc.
3.95%	01/15/21	920,000	931,095
Boston Properties LP
2.75%	10/01/26	1,000,000	921,069
3.20%	01/15/25	1,605,000	1,552,079
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%	04/15/23	1,895,000	1,900,325
GLP Capital LP / GLP Financing II, Inc.
5.30%	01/15/29	1,280,000	1,300,480
5.38%	04/15/26	1,308,000	1,339,170
5.75%	06/01/28	1,600,000	1,673,744
HCP, Inc.
3.88%	08/15/24	2,110,000	2,095,470
4.00%	12/01/22	1,000,000	1,006,804
4.25%	11/15/23	1,000,000	1,013,997
Healthcare Realty Trust, Inc.
3.75%	04/15/23	1,840,000	1,821,482
Host Hotels & Resorts LP
5.25%	03/15/22	1,840,000	1,902,804
SL Green Operating Partnership LP
3.25%	10/15/22	2,380,000	2,314,809
SL Green Realty Corp.
7.75%	03/15/20	920,000	957,215
Ventas Realty LP
3.85%	04/01/27	690,000	675,255
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	2,620,000	2,603,379
VEREIT Operating Partnership LP
3.00%	02/06/19	763,000	762,967
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%(3)	10/05/20	4,595,000	4,587,117
Welltower, Inc.
3.75%	03/15/23	555,000	555,939
4.95%	01/15/21	545,000	558,451
6.13%	04/15/20	3,125,000	3,220,616

			41,632,001

Retail — 0.6%
Alimentation Couche-Tard, Inc. (Canada)
3.55%(3)	07/26/27	3,250,000	3,096,805
Home Depot, Inc. (The)
3.90%	12/06/28	675,000	706,578
Walmart, Inc.
3.55%	06/26/25	3,115,000	3,207,294

			7,010,677

Semiconductors — 0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	3,675,000	3,648,435

Software — 0.1%
Oracle Corp.
3.25%	11/15/27	1,605,000	1,580,258

Telecommunications — 1.6%
AT&T, Inc.
4.35%	06/15/45	1,780,000	1,576,796
4.75%	05/15/46	2,995,000	2,806,331
4.80%	06/15/44	890,000	834,332
5.25%	03/01/37	3,155,000	3,216,798
Qwest Corp.
7.25%	09/15/25	920,000	968,387
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(3)	03/20/23	687,500	682,378
4.74%(3)	09/20/29	3,240,000	3,244,050
Verizon Communications, Inc.
4.27%	01/15/36	1,324,000	1,281,156
4.81%	03/15/39	905,000	921,751
4.86%	08/21/46	715,000	732,978
5.25%	03/16/37	1,380,000	1,480,879
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	1,470,000	1,465,283

			19,211,119

Transportation — 0.1%
Union Pacific Corp.
3.95%	09/10/28	1,250,000	1,281,195

Total Corporate Bonds (Cost: $400,744,012)			402,562,275

MUNICIPAL BONDS — 1.0%
City of New York, General Obligation
5.05%	10/01/24	1,500,000	1,638,600
Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York
4.93%	04/01/20	350,000	352,216
Los Angeles Unified School District/CA, General Obligation
5.76%	07/01/29	2,500,000	2,938,100
New York State Dormitory Authority, Revenue Bond
5.50%	03/15/30	2,480,000	2,851,008
New York State, Build America Bonds, General Obligation
5.82%	10/01/31	730,000	762,857
State of California, General Obligation
7.95%	03/01/36	3,000,000	3,158,550

Total Municipal Bonds (Cost: $12,054,392)			11,701,331

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES — 7.5%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (3)	01/17/73	$1,548,137	$1,582,211
321 Henderson Receivables I LLC (14-2A-A)
3.61% (3)	01/17/73	1,811,860	1,811,917
Academic Loan Funding Trust (12-1A-A2)
3.61% (1 mo. USD LIBOR + 1.100%)(1),(3)	12/27/44	2,456,428	2,471,074
Babson CLO, Ltd. (16-2A-AR)
3.84% (2),(3)	07/20/28	3,100,000	3,096,196
Brazos Education Loan Authority, Inc. (12-1-A1)
3.21% (1 mo. USD LIBOR + 0.700%)(1)	12/26/35	921,533	920,691
Brazos Higher Education Authority, Inc. (10-1-A2)
3.88% (3 mo. USD LIBOR + 1.200%)(1)	02/25/35	675,000	691,156
Brazos Higher Education Authority, Inc. (11-1-A3)
3.73% (3 mo. USD LIBOR + 1.050%)(1)	11/25/33	1,695,000	1,711,041
Dryden XXVI Senior Loan Fund (13-26A-AR)
3.69% (2),(3)	04/15/29	2,200,000	2,181,300
Educational Funding of the South, Inc. (11-1-A2)
3.42% (3 mo. USD LIBOR + 0.650%)(1)	04/25/35	1,390,545	1,377,120
Educational Services of America, Inc. (12-2-A)
3.24% (1 mo. USD LIBOR + 0.730%)(1),(3)	04/25/39	676,952	672,856
GCO Education Loan Funding Master Trust (06-2AR-A1RN)
2.97% (1 mo. USD LIBOR + 0.650%)(1),(3)	08/27/46	2,637,556	2,516,655
Global SC Finance SRL (14-1A-A2)
3.09% (3)	07/17/29	1,696,750	1,667,763
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)
3.86% (2),(3)	10/29/29	3,100,000	3,085,348
Higher Education Funding I (14-1-A)
3.74% (3 mo. USD LIBOR + 1.050%)(1),(3)	05/25/34	2,695,551	2,700,477
Magnetite XI, Ltd. (14-11A-A1R)
3.90% (3 mo. USD LIBOR + 1.120%)(1),(3)	01/18/27	2,000,000	2,000,270
Navient Student Loan Trust (14-2-A)
3.15% (1 mo. USD LIBOR + 0.640%)(1)	03/25/83	3,830,153	3,812,850
Navient Student Loan Trust (14-3-A)
3.13% (1 mo. USD LIBOR + 0.620%)(1)	03/25/83	3,919,862	3,880,593
Navient Student Loan Trust (14-4-A)
3.13% (1 mo. USD LIBOR + 0.620%)(1)	03/25/83	1,897,802	1,875,794
Navient Student Loan Trust (16-1A-A)
3.21% (1 mo. USD LIBOR + 0.700%)(1),(3)	02/25/70	3,855,323	3,823,842
Navient Student Loan Trust (17-3A-A3)
3.56% (1 mo. USD LIBOR + 1.050%)(1),(3)	07/26/66	4,400,000	4,449,858
Nelnet Student Loan Trust (11-1A-A)
3.36% (1 mo. USD LIBOR + 0.850%)(1),(3)	02/25/48	2,350,036	2,370,967
Nelnet Student Loan Trust (14-4A-A2)
3.46% (1 mo. USD LIBOR + 0.950%)(1),(3)	11/25/48	2,965,000	2,937,133
Octagon Investment Partners 25, Ltd. (15-1A-AR)
3.56% (2),(3)	10/20/26	4,500,000	4,455,861
PHEAA Student Loan Trust (15-1A-A)
3.11% (1 mo. USD LIBOR + 0.600%)(1),(3)	10/25/41	1,931,023	1,912,835
SLM Student Loan Trust (03-7A-A5A)
3.99% (3 mo. USD LIBOR + 1.200%)(1),(3)	12/15/33	3,002,499	3,022,267
SLM Student Loan Trust (06-2-A6)
2.94% (3 mo. USD LIBOR + 0.170%)(1)	01/25/41	3,214,831	3,145,313
SLM Student Loan Trust (06-8-A6)
2.93% (3 mo. USD LIBOR + 0.160%)(1)	01/25/41	3,400,000	3,311,883
SLM Student Loan Trust (08-2-B)
3.97% (3 mo. USD LIBOR + 1.200%)(1)	01/25/83	710,000	680,659
SLM Student Loan Trust (08-3-B)
3.97% (3 mo. USD LIBOR + 1.200%)(1)	04/26/83	710,000	680,728
SLM Student Loan Trust (08-4-A4)
4.42% (3 mo. USD LIBOR + 1.650%)(1)	07/25/22	5,377,267	5,434,765
SLM Student Loan Trust (08-4-B)
4.62% (3 mo. USD LIBOR + 1.850%)(1)	04/25/73	710,000	731,351
SLM Student Loan Trust (08-5-B)
4.62% (3 mo. USD LIBOR + 1.850%)(1)	07/25/73	710,000	719,568
SLM Student Loan Trust (08-6-A4)
3.87% (3 mo. USD LIBOR + 1.100%)(1)	07/25/23	4,333,048	4,336,770
SLM Student Loan Trust (08-6-B)
4.62% (3 mo. USD LIBOR + 1.850%)(1)	07/26/83	710,000	727,014
SLM Student Loan Trust (08-7-B)
4.62% (3 mo. USD LIBOR + 1.850%)(1)	07/26/83	710,000	724,156
SLM Student Loan Trust (08-8-B)
5.02% (3 mo. USD LIBOR + 2.250%)(1)	10/25/75	710,000	733,172
SLM Student Loan Trust (08-9-A)
4.27% (3 mo. USD LIBOR + 1.500%)(1)	04/25/23	1,739,145	1,754,082
SLM Student Loan Trust (08-9-B)
5.02% (3 mo. USD LIBOR + 2.250%)(1)	10/25/83	710,000	735,142
SLM Student Loan Trust (11-2-A2)
3.71% (1 mo. USD LIBOR + 1.200%)(1)	10/25/34	2,000,000	2,039,809
SLM Student Loan Trust (12-7-A3)
3.16% (1 mo. USD LIBOR + 0.650%)(1)	05/26/26	2,269,846	2,244,788

Total Asset-backed Securities (Cost: $87,896,062)			89,027,275

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.7%
Fannie Mae (14-M12-FA) (ACES)
2.77% (1 mo. USD LIBOR + 0.300%)(1)	10/25/21	616,442	616,808
Fannie Mae, Pool #AE0134
4.40%	02/01/20	254,242	257,316
Fannie Mae, Pool #AM3058
3.41%	04/01/28	3,412,171	3,480,526
Fannie Mae, Pool #AM8645
2.69%	05/01/27	4,679,758	4,548,849
Fannie Mae, Pool #AM9536
3.34%	08/01/30	2,964,672	2,974,282

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Fannie Mae, Pool #AN0245
3.42%	11/01/35	$2,205,697	$2,222,467
Fannie Mae, Pool #AN1159
3.62%(6)	02/25/29	5,965,000	6,244,287
Fannie Mae, Pool #AN5742
3.19%	05/01/30	3,392,018	3,336,186
Fannie Mae, Pool #AN5977
3.49%	02/01/33	3,000,000	2,962,665
Fannie Mae, Pool #AN9305
3.39%	05/01/30	4,123,338	4,135,817
Fannie Mae, Pool #AN9655
3.71%	06/01/30	4,480,000	4,621,159
Freddie Mac Multifamily Structured Pass-Through Certificates (K158 -A3)
0.00%(7)	10/25/33	2,250,000	2,328,390
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)
3.75%	04/25/33	4,045,000	4,118,664
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ05-A1)
1.42%	05/25/21	2,205,915	2,185,215
Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H)
2.92%(2)	01/25/46	6,577,680	6,584,334
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2)
2.48%(2)	09/25/26	4,927,798	4,961,676
NCUA Guaranteed Notes (11-C1-2A)
3.05% (1 mo. USD LIBOR + 0.530%)(1)	03/09/21	693,598	694,011

Total Commercial Mortgage-backed Securities — Agency (Cost: $56,133,146)			56,272,652

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.6%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A)
4.09%(2),(3)	08/10/38	1,930,000	2,017,332
BBCMS Trust (13-TYSN-A2)
3.76%(3)	09/05/32	1,740,000	1,757,912
CGRBS Commercial Mortgage Trust (13-VN05-A)
3.37%(3)	03/13/35	1,700,000	1,714,706
CityLine Commercial Mortgage Trust (16-CLNE-A)
2.78%(2),(3)	11/10/31	1,815,000	1,777,817
COMM Mortgage Trust (13-300P-A1)
4.35%(3)	08/10/30	1,515,000	1,587,510
COMM Mortgage Trust (14-277P-A)
3.61%(2),(3)	08/10/49	400,000	409,678
COMM Mortgage Trust (16-787S-A)
3.55%(3)	02/10/36	1,635,000	1,641,347
Core Industrial Trust (15-CALW-A)
3.04%(3)	02/10/34	1,375,573	1,376,007
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)
3.87%(2),(3)	01/05/43	1,710,000	1,604,452
VNDO Mortgage Trust (12-6AVE-A)
3.00%(3)	11/15/30	1,550,000	1,544,374
VNDO Mortgage Trust (13-PENN-A)
3.81%(3)	12/13/29	1,675,000	1,693,725
Wells Fargo Commercial Mortgage Trust (13-120B-A) (P/O)
2.71%(2),(3)	03/18/28	1,695,000	1,684,123
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39%(3)	06/15/44	204,258	204,466

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $19,331,692)			19,013,449

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 30.0%
Fannie Mae (01-14-SH) (I/F)
19.04% (-3.50 x 1 mo. USD LIBOR + 27.825%)(1)	03/25/30	134,412	193,017
Fannie Mae (01-34-FV)
3.01% (1 mo. USD LIBOR + 0.500%)(1)	08/25/31	181,285	182,077
Fannie Mae (04-W10-A6) (PAC)
5.75%	08/25/34	2,000,000	2,125,925
Fannie Mae (07-89-GF)
3.03% (1 mo. USD LIBOR + 0.520%)(1)	09/25/37	716,182	721,036
Fannie Mae (08-30-SA) (I/O) (I/F)
4.34% (-1.00 x 1 mo. USD LIBOR + 6.850%)(1)	04/25/38	116,650	19,541
Fannie Mae (08-62-SN) (I/O) (I/F)
3.69% (-1.00 x 1 mo. USD LIBOR + 6.200%)(1)	07/25/38	163,799	24,604
Fannie Mae (09-64-TB)
4.00%	08/25/29	1,743,148	1,804,998
Fannie Mae (09-68-SA) (I/O) (I/F)
4.24% (-1.00 x 1 mo. USD LIBOR + 6.750%)(1)	09/25/39	83,265	13,266
Fannie Mae (10-26-AS) (I/O) (I/F)
3.82% (-1.00 x 1 mo. USD LIBOR + 6.330%)(1)	03/25/40	1,342,330	164,926
Fannie Mae (11-111-DB)
4.00%	11/25/41	4,000,000	4,175,971
Fannie Mae, Pool #254634
5.50%	02/01/23	9,924	10,388
Fannie Mae, Pool #596686
6.50%	11/01/31	12,126	13,221
Fannie Mae, Pool #679263
4.50%	11/01/24	13,355	13,887
Fannie Mae, Pool #725275
4.00%	03/01/19	37	37
Fannie Mae, Pool #727575
5.00%	06/01/33	39,697	41,525
Fannie Mae, Pool #748751
5.50%	10/01/33	94,945	99,868
Fannie Mae, Pool #AB2127
3.50%	01/01/26	918,188	936,760
Fannie Mae, Pool #AL0209
4.50%	05/01/41	684,191	726,007
Fannie Mae, Pool #AL0851
6.00%	10/01/40	695,657	769,598
Fannie Mae, Pool #AS9830
4.00%	06/01/47	4,777,163	4,897,646
Fannie Mae, Pool #CA1710
4.50%	05/01/48	7,848,701	8,162,834
Fannie Mae, Pool #CA1711
4.50%	05/01/48	5,592,431	5,816,261
Fannie Mae, Pool #CA2208
4.50%	08/01/48	4,994,570	5,196,907
Fannie Mae, Pool #MA1561
3.00%	09/01/33	3,144,004	3,152,413
Fannie Mae, Pool #MA1584
3.50%	09/01/33	4,959,890	5,065,743

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Fannie Mae, Pool #MA2995
4.00%	05/01/47	$5,497,173	$5,635,891
Fannie Mae, Pool #MA3027
4.00%	06/01/47	4,722,104	4,846,163
Fannie Mae, Pool #MA3182
3.50%	11/01/47	1,630,422	1,638,293
Fannie Mae, Pool #MA3210
3.50%	12/01/47	10,438,037	10,492,287
Fannie Mae, Pool #MA3332
3.50%	04/01/48	10,231,299	10,283,528
Fannie Mae, Pool #MA3333
4.00%	04/01/48	15,624	15,922
Fannie Mae, Pool #MA3415
4.00%	07/01/48	11,534	11,757
Fannie Mae Pool, Pool #CA2327
4.00%(6)	09/01/48	1,327,965	1,372,515
Fannie Mae Pool, Pool #MA1146
4.00%(6)	08/01/42	2,208,389	2,277,126
Fannie Mae TBA, 15 Year
3.00%(8)	03/01/33	730,000	731,027
Fannie Mae TBA, 30 Year
4.00%(8)	06/01/48	320,000	327,625
4.50%(8)	07/01/48	6,185,000	6,429,018
5.00%(8)	08/01/48	6,325,000	6,655,580
Freddie Mac (2439-KZ)
6.50%	04/15/32	142,905	158,208
Freddie Mac (2575-FD) (PAC)
2.96% (1 mo. USD LIBOR + 0.450%)(1)	02/15/33	333,585	335,345
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	217,132	225,623
Freddie Mac (3315-S) (I/O) (I/F)
3.90% (-1.00 x 1 mo. USD LIBOR + 6.410%)(1)	05/15/37	35,639	3,937
Freddie Mac (3339-JS) (I/F)
26.53% (-6.50 x 1 mo. USD LIBOR + 42.835%)(1)	07/15/37	469,576	846,450
Freddie Mac (3351-ZC)
5.50%	07/15/37	361,343	395,179
Freddie Mac (3380-SM) (I/O) (I/F)
3.90% (-1.00 x 1 mo. USD LIBOR + 6.410%)(1)	10/15/37	569,332	85,380
Freddie Mac (3382-FL)
3.21% (1 mo. USD LIBOR + 0.700%)(1)	11/15/37	198,677	200,643
Freddie Mac (3439-SC) (I/O) (I/F)
3.39% (-1.00 x 1 mo. USD LIBOR + 5.900%)(1)	04/15/38	2,036,808	281,168
Freddie Mac (3578-DI) (I/O) (I/F)
4.14% (-1.00 x 1 mo. USD LIBOR + 6.650%)(1)	04/15/36	827,501	120,909
Freddie Mac (4818-CA)
3.00%	04/15/48	3,193,529	3,153,186
Freddie Mac, Pool #A97179
4.50%	03/01/41	2,149,823	2,283,458
Freddie Mac, Pool #B15026
5.00%	06/01/19	488	491
Freddie Mac, Pool #B15591
5.00%	07/01/19	516	518
Freddie Mac, Pool #C90526
5.50%	02/01/22	7,209	7,403
Freddie Mac, Pool #G06360
4.00%	03/01/41	2,576,780	2,666,432
Freddie Mac, Pool #G06498
4.00%	04/01/41	1,878,661	1,944,472
Freddie Mac, Pool #G06499
4.00%	03/01/41	1,357,802	1,405,367
Freddie Mac, Pool #G07849
3.50%	05/01/44	1,515,091	1,534,625
Freddie Mac, Pool #G07924
3.50%	01/01/45	2,997,285	3,035,740
Freddie Mac, Pool #G08710
3.00%	06/01/46	4,729,681	4,653,851
Freddie Mac, Pool #G08711
3.50%	06/01/46	9,140,657	9,219,370
Freddie Mac, Pool #G08715
3.00%	08/01/46	8,854,932	8,712,961
Freddie Mac, Pool #G08716
3.50%	08/01/46	6,102,690	6,151,428
Freddie Mac, Pool #G08721
3.00%	09/01/46	7,167,198	7,046,226
Freddie Mac, Pool #G08722
3.50%	09/01/46	2,413,559	2,432,835
Freddie Mac, Pool #G08726
3.00%	10/01/46	6,866,355	6,750,461
Freddie Mac, Pool #G08732
3.00%	11/01/46	6,656,951	6,544,591
Freddie Mac, Pool #G08795
3.00%	01/01/48	1,355,672	1,332,328
Freddie Mac, Pool #G08800
3.50%	02/01/48	7,154,651	7,197,496
Freddie Mac, Pool #G08816
3.50%	06/01/48	2,160,241	2,172,386
Freddie Mac, Pool #G08826
5.00%	06/01/48	1,714,704	1,804,927
Freddie Mac, Pool #G18592
3.00%	03/01/31	2,060,140	2,067,493
Freddie Mac, Pool #G18670
3.00%	12/01/32	1,548,713	1,551,625
Freddie Mac, Pool #G60344
4.00%	12/01/45	1,371,305	1,416,890
Freddie Mac, Pool #G67700
3.50%	08/01/46	2,034,954	2,057,247
Freddie Mac, Pool #G67703
3.50%	04/01/47	12,060,155	12,190,247
Freddie Mac, Pool #G67706
3.50%	12/01/47	8,071,416	8,150,252
Freddie Mac, Pool #G67707
3.50%	01/01/48	14,096,897	14,251,961
Freddie Mac, Pool #G67708
3.50%	03/01/48	15,746,869	15,878,503
Freddie Mac, Pool #G67710
3.50%	03/01/48	13,745,433	13,844,104
Freddie Mac, Pool #G67711
4.00%	03/01/48	4,519,261	4,666,843
Freddie Mac, Pool #G67718
4.00%(6)	01/01/49	5,875,000	6,051,875
Freddie Mac, Pool #Q05261
3.50%	12/01/41	2,162,618	2,195,771
Freddie Mac, Pool #Q20178
3.50%	07/01/43	3,663,475	3,713,218
Freddie Mac Pool, Pool #G16584
3.50%(6)	08/01/33	5,930,948	6,041,750
Freddie Mac TBA, 15 Year
3.50%(8)	04/01/33	5,070,000	5,163,011
Ginnie Mae (04-30-UC) (PAC)
5.50%	02/20/34	22,346	22,339
Ginnie Mae (08-27-SI) (I/O) (I/F)
3.97% (-1.00 x 1 mo. USD LIBOR + 6.470%)(1)	03/20/38	351,072	55,211

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Ginnie Mae (08-81-S) (I/O) (I/F)
3.70% (-1.00 x 1 mo. USD LIBOR + 6.200%)(1)	09/20/38	$1,346,112	$205,522
Ginnie Mae (09-66-UF)
3.51% (1 mo. USD LIBOR + 1.000%)(1)	08/16/39	530,356	542,709
Ginnie Mae (10-1-S) (I/O) (I/F)
3.25% (-1.00 x 1 mo. USD LIBOR + 5.750%)(1)	01/20/40	2,116,159	219,548
Ginnie Mae (18-124-NW)
3.50%	09/20/48	2,581,190	2,624,199
Ginnie Mae, Pool #608259
4.50%	08/15/33	44,364	46,449
Ginnie Mae, Pool #782114
5.00%	09/15/36	142,890	153,436
Ginnie Mae, Pool #MA4127
3.50%	12/20/46	4,782,633	4,848,580
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	3,791,654	3,845,878
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	3,665,642	3,717,876
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	3,704,298	3,756,703
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	9,512,195	9,452,800
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	3,119,011	3,162,068
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,308,162	1,372,456
Ginnie Mae II, Pool #MA4510
3.50%	06/20/47	1,789,382	1,812,006
Ginnie Mae II, Pool #MA4589
5.00%	07/20/47	3,523,015	3,694,408
Ginnie Mae II, Pool #MA4722
5.00%	09/20/47	1,243,097	1,301,061
Ginnie Mae II, Pool #MA4777
3.00%	10/20/47	1,323,947	1,313,688
Ginnie Mae II, Pool #MA4836
3.00%	11/20/47	5,216,851	5,177,335
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	3,752,716	3,865,265
Ginnie Mae II, Pool #MA4901
4.00%(6)	12/20/47	3,399,372	3,498,997
Ginnie Mae II, Pool #MA5078
4.00%(6)	03/20/48	5,884,064	6,058,497
Ginnie Mae II, Pool #MA5399
4.50%	08/20/48	11,646,291	12,100,390
Ginnie Mae II TBA, 30 Year
3.50%(8)	12/01/47	330,000	334,209
4.00%(8)	05/01/48	4,045,000	4,162,084
4.50%(8)	07/01/48	2,520,000	2,616,862

Total Residential Mortgage-backed Securities — Agency (Cost: $359,801,211)			356,949,948

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.2%
Aegis Asset Backed Securities Trust (05-5-2A)
2.76% (1 mo. USD LIBOR + 0.250%)(1)	12/25/35	4,334,319	4,329,239
Banc of America Funding Trust (15-R2-9A1)
2.73% (1 mo. USD LIBOR + 0.215%)(1),(3)	03/27/36	2,393,904	2,378,795
Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1)
2.92% (1 mo. USD LIBOR + 0.410%)(1)	12/25/35	505,515	509,540
Centex Home Equity (02-C-AF6)
4.50%(2)	09/25/32	23,115	23,221
CIM Trust (17-7-A)
3.00%(2),(3)	04/25/57	6,930,826	6,901,841
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)
5.75%(9)	08/25/35	330,550	256,722
COLT Mortgage Loan Trust (17-2-A1A)
2.42%(2),(3)	10/25/47	3,308,796	3,296,346
Conseco Financial Corp. (98-6-A8)
6.66%(2)	06/01/30	592,805	617,416
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	7,528	7,812
Credit Suisse Mortgage Capital Certificates (15-5R-1A1)
3.06%(2),(3)	09/27/46	3,815,985	3,756,673
CSMC Series, Ltd. (10-3R-2A3)
4.50%(2),(3)	12/26/36	3,601,000	3,650,360
CSMC Trust (14-7R-8A1)
3.77%(2),(3)	07/27/37	2,943,289	2,935,403
CSMC Trust (18-RPL9-A)
3.85%(2),(3)	09/25/57	5,794,994	5,893,792
GS Mortgage-Backed Securities Trust (18-RPL1-A1A)
3.75%(3)	10/25/57	5,608,336	5,537,232
GSAA Home Equity Trust (05-11-2A2)
2.83% (1 mo. USD LIBOR + 0.320%)(1)	10/25/35	1,520,813	1,492,471
Home Equity Asset Trust (06-3-1A1)
2.71% (1 mo. USD LIBOR + 0.200%)(1)	07/25/36	3,552,086	3,551,649
Indymac Index Mortgage Loan Trust (05-AR6-2A1)
2.99% (1 mo. USD LIBOR + 0.480%)(1)	04/25/35	883,475	849,475
Mid-State Trust (04-1-B)
8.90%	08/15/37	1,186,083	1,358,131
Morgan Stanley Capital, Inc. (04-WMC2-M1)
3.43% (1 mo. USD LIBOR + 0.915%)(1)	07/25/34	1,215,723	1,218,600
Morgan Stanley Home Equity Loan Trust (05-1-M3)
3.29% (1 mo. USD LIBOR + 0.780%)(1)	12/25/34	2,127,784	2,141,319
Morgan Stanley Mortgage Loan Trust (04-3-4A)
5.63%(2)	04/25/34	199,756	213,038
New Century Home Equity Loan Trust (05-3-M2)
3.25% (1 mo. USD LIBOR + 0.735%)(1)	07/25/35	724,285	726,381
New Century Home Equity Loan Trust (05-D-A1)
2.73% (1 mo. USD LIBOR + 0.220%)(1)	02/25/36	5,637,882	5,592,378
Nomura Resecuritization Trust (14-5R-3A1)
2.75% (1 mo. USD LIBOR + 0.240%)(1),(3)	05/26/37	731,959	729,311
Nomura Resecuritization Trust (15-1R-6A1)
2.95% (1 mo. USD LIBOR + 0.210%)(1),(3)	05/26/47	520,837	521,727
Nomura Resecuritization Trust (15-5R-2A1)
4.34%(2),(3)	03/26/35	1,947,798	1,970,927
Structured Asset Securities Corp. (03-34A-5A4)
4.39%(2)	11/25/33	378,732	385,510
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1)
2.77% (1 mo. USD LIBOR + 0.260%)(1)	11/25/45	5,279,714	5,183,385
WaMu Mortgage Pass-Through Certificates (05-AR3-A2)
3.71%(2)	03/25/35	1,598,730	1,617,288
Wells Fargo Alternative Loan Trust (07-PA3-2A1)
6.00%	07/25/37	121,847	118,637

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
Wells Fargo Home Equity Trust (04-2-A33)
3.51% (1 mo. USD LIBOR + 1.000%)(1)	10/25/34		$6,412,871	$6,411,454

Total Residential Mortgage-backed Securities — Non-agency (Cost: $72,668,485)				74,176,073

U.S. TREASURY SECURITIES — 15.0%
U.S. Treasury Bond
3.00%	02/15/49		23,290,000	23,248,997
3.38%	11/15/48		43,000,000	46,125,058
U.S. Treasury Inflation Indexed Note
0.13%(10)	07/15/24		3,205,941	3,119,964
0.38%(10)	07/15/25		2,737,019	2,688,088
U.S. Treasury Note
0.75%	07/15/28		4,283,049	4,285,642
1.00%	02/15/48		7,896,341	7,726,031
2.50%	01/31/21		5,355,000	5,359,573
2.50%	01/31/24		30,640,000	30,729,764
2.63%	12/31/23		43,415,000	43,780,466
2.75%	09/30/20		1,100,000	1,104,598
2.75%	11/30/20		4,525,000	4,547,271
3.13%	11/15/28		5,145,000	5,361,552

Total U.S. Treasury Securities (Cost: $174,769,530)				178,077,004

Total Fixed Income Securities (Cost: $1,183,398,530)				1,187,780,007

		Shares
MONEY MARKET INVESTMENTS — 1.9%
Dreyfus Government Cash Management Fund — Institutional Shares, 2.30%(11)			424,000	424,000
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(11)			22,460,597	22,460,597

Total Money Market Investments (Cost: $22,884,597)				22,884,597

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 3.9%

FOREIGN GOVERNMENT BONDS — 0.5% (Cost: $6,160,637)
Japan Treasury Bill
0.00%(7)	02/25/19	JPY	695,000,000	6,386,694

U.S. TREASURY SECURITIES — 3.2%
U.S. Treasury Bill
2.37%(12),(13)	03/28/19		$1,342,000	1,337,131
2.37%(12)	04/11/19		925,000	920,822
2.15%(12)	02/12/19		28,528,000	28,507,886
2.26%(12)	02/19/19		7,539,000	7,530,160

Total U.S. Treasury Securities (Cost: $38,295,144)				38,295,999

COMMERCIAL PAPER — 0.2% (Cost: $2,521,510)
Auto Manufacturers — 0.2%
Ford Motor Credit Co.
3.18%	04/04/19		2,535,000	2,520,831

Total Short Term Investments (Cost: $46,977,291)				47,203,524

Total Investments (105.7%) (Cost: $1,253,260,418)				1,257,868,128

Liabilities In Excess Of Other Assets (-5.7%)				(68,309,142)

Net Assets (100.0%)				$1,189,558,986

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
344	2-Year U.S. Treasury Note Futures	03/29/19	$72,553,330	$73,040,875	$487,545
1,103	5-Year U.S. Treasury Note Futures	03/29/19	124,451,649	126,689,891	2,238,242

			$197,004,979	$199,730,766	$2,725,787

Short Futures
8	10-Year U.S. Treasury Note Futures	03/20/19	$(1,036,264)	$(1,045,500)	$(9,236)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (14)
Goldman Sachs & Co.	JPY	695,000,000	02/25/19	$6,211,458	$6,396,496	$(185,038)

CENTRALLY CLEARED-INTEREST RATE SWAP AGREEMENTS

Notional Amount	Expiration Date	Payment Frequency	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
27,240,000(15)	11/21/24	Quarterly	3.0818%	3 Month USD LIBOR	$(692,296)	$—	$(692,296)
66,260,000(15)	11/21/21	Quarterly	3 Month USD LIBOR	3.0708%	717,609	—	717,609

					$25,313	$—	$25,313

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

JPY	-	Japanese Yen.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(2)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $168,470,760 or 14.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Restricted security (Note 3).

(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(7)	Security is not accruing interest.

(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(9)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(10)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(11)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(12)	Rate shown represents yield-to-maturity.

(13)	All or a portion of this security is held as collateral for open futures contracts.

(14)	Fund sells foreign currency, buys U.S. Dollar.

(15)	This instrument has a forward starting effective date. See Note 1, Security Valuation in the Notes to Schedule of Investments for further information.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace/Defense	0.4%
Agriculture	0.3
Airlines	0.5
Asset-Backed Securities	7.5
Auto Manufacturers	1.2
Banks	8.0
Beverages	0.6
Biotechnology	0.8
Chemicals	0.1
Commercial Mortgage-Backed Securities — Agency	4.7
Commercial Mortgage-Backed Securities — Non-Agency	1.6
Commercial Services	0.2
Computers	0.3
Diversified Financial Services	1.0
Electric	3.0
Energy-Alternate Sources	0.1
Environmental Control	0.1
Food	0.9
Gas	0.3
Healthcare-Products	0.3
Healthcare-Services	2.1
Insurance	0.5
Media	1.0
Miscellaneous Manufacturers	1.1
Municipal Bonds	1.0
Oil & Gas	0.3
Packaging & Containers	0.4
Pharmaceuticals	2.2
Pipelines	2.0
REIT	3.5
Residential Mortgage-Backed Securities — Agency	30.0
Residential Mortgage-Backed Securities — Non-Agency	6.2
Retail	0.6
Semiconductors	0.3
Short Term Investments	3.9
Software	0.1
Telecommunications	1.6
Transportation	0.1
U.S. Treasury Securities	15.0
Money Market Investments	1.9

Total	105.7%

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$401,551,181	$1,011,094	$402,562,275
Municipal Bonds	—	11,701,331	—	11,701,331
Asset-Backed Securities	—	89,027,275	—	89,027,275
Commercial Mortgage-Backed Securities — Agency	—	56,272,652	—	56,272,652
Commercial Mortgage-Backed Securities — Non-Agency	—	19,013,449	—	19,013,449
Residential Mortgage-Backed Securities — Agency	—	356,949,948	—	356,949,948
Residential Mortgage-Backed Securities — Non-Agency	—	74,176,073	—	74,176,073
U.S. Treasury Securities	160,257,279	17,819,725	—	178,077,004

Total Fixed Income Securities	160,257,279	1,026,511,634	1,011,094	1,187,780,007

Money Market Investments	22,884,597	—	—	22,884,597
Short-Term Investments*	38,295,999	8,907,525	—	47,203,524

Total Investments	$221,437,875	$1,035,419,159	$1,011,094	$1,257,868,128

Asset Derivatives
Futures Contracts
Interest Rate Risk	2,725,787	—	—	2,725,787
Swap Agreements
Interest Rate Risk	—	717,609	—	717,609

Total Investments	$224,163,662	$1,036,136,768	$1,011,094	$1,261,311,524

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(9,236)	$—	$—	$(9,236)
Forward Currency Contracts
Foreign Currency Risk	—	(185,038)	—	(185,038)
Swap Agreements
Interest Rate Risk	—	(692,296)	—	(692,296)

Total	$(9,236)	$(877,334)	$—	$(886,570)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 94.3% of Net Assets
Angola — 2.1%
Angolan Government International Bond
8.25% (1)	05/09/28	$60,889,000	$62,944,004
9.38% (1)	05/08/48	45,175,000	47,826,772

Total Angola (Cost: $107,695,713)			110,770,776

Argentina — 5.7%
Argentine Republic Government International Bond
4.63%	01/11/23	37,425,000	32,237,895
5.63%	01/26/22	83,840,000	76,399,200
6.88%	04/22/21	90,575,000	86,838,781
6.88%	01/26/27	70,870,000	60,213,633
7.50%	04/22/26	55,225,000	49,130,093

Total Argentina (Cost: $311,136,726)			304,819,602

Azerbaijan — 1.2%
Republic of Azerbaijan International Bond
3.50% (2)	09/01/32	24,850,000	21,430,938
Southern Gas Corridor CJSC
6.88% (2)	03/24/26	35,610,000	39,655,296

Total Azerbaijan (Cost: $59,625,444)			61,086,234

Bahrain — 3.1%
Bahrain Government International Bond
6.75% (2)	09/20/29	64,615,000	65,726,378
7.00% (1)	10/12/28	57,680,000	59,915,100
Oil and Gas Holding Co. (The)
7.50% (1)	10/25/27	15,333,000	15,895,721
7.63% (1)	11/07/24	6,375,000	6,784,415
8.38% (1)	11/07/28	16,150,000	17,275,122

Total Bahrain (Cost: $155,169,195)			165,596,736

Brazil — 6.3%
Andrade Gutierrez International S.A.
11.00% (1)	08/20/21	8,028,000	7,476,075
Banco do Brasil S.A.
6.25% (10 year U.S. Treasury Constant Maturity Rate + 4.398%)(2),(3),(4)	10/29/49	23,745,000	21,466,667
9.00% (10 year U.S. Treasury Constant Maturity Rate + 6.362%)(2),(3),(4)	06/29/49	30,997,000	32,996,307
Cemig Geracao e Transmissao S.A.
9.25% (2)	12/05/24	16,615,000	18,226,655
CSN Resources S.A.
6.50% (2)	07/21/20	10,799,000	10,708,288
GTL Trade Finance, Inc.
7.25% (2)	04/16/44	2,800,000	3,024,000
Light Servicos de Eletricidade S.A./Light Energia S.A.
7.25% (1)	05/03/23	14,885,000	14,954,929
MARB BondCo PLC
6.88% (1)	01/19/25	25,890,000	24,819,060
Petrobras Global Finance BV
5.75%	02/01/29	102,942,000	101,222,869
6.85%	06/05/15	74,485,000	72,473,905
Suzano Austria GmbH
6.00% (2)	01/15/29	1,200,000	1,258,500
6.00% (1)	01/15/29	11,710,000	12,280,863
7.00% (1)	03/16/47	13,690,000	14,853,650

Total Brazil (Cost: $315,606,293)			335,761,768

China — 0.9%
China SCE Group Holdings, Ltd.
7.45% (2)	04/17/21	13,575,000	13,651,020
CIFI Holdings Group Co., Ltd.
7.75% (2)	06/05/20	13,350,000	13,690,425
Country Garden Holdings Co. Ltd.
7.25% (2)	04/04/21	9,694,000	9,841,397
New Metro Global, Ltd.
6.50% (2)	04/23/21	13,080,000	13,044,684

Total China (Cost: $49,531,116)			50,227,526

Colombia — 3.8%
Banco GNB Sudameris S.A.
6.50% (5 year U.S. Treasury Constant Maturity Rate + 4.561%)(1),(3)	04/03/27	19,871,000	20,298,226
Colombia Government International Bond
3.88%	04/25/27	19,865,000	19,641,519
4.50%	03/15/29	46,935,000	48,084,907
5.00%	06/15/45	70,980,000	71,803,368
5.20%	05/15/49	10,300,000	10,670,800
Ecopetrol S.A.
5.88%	05/28/45	24,585,000	24,333,004
Gilex Holding SARL
8.50% (1)	05/02/23	5,256,000	5,393,970

Total Colombia (Cost: $194,128,209)			200,225,794

Costa Rica — 0.8%
Autopistas del Sol S.A.
7.38% (1)	12/30/30	23,023,739	21,354,518
Costa Rica Government International Bond
4.38% (2)	04/30/25	23,660,000	21,038,235

Total Costa Rica (Cost: $44,380,319)			42,392,753

Dominican Republic — 3.2%
Dominican Republic International Bond
5.50% (2)	01/27/25	14,580,000	14,908,050
5.95% (1)	01/25/27	63,078,000	65,191,113
6.00% (1)	07/19/28	43,470,000	44,937,112
6.85% (2)	01/27/45	44,456,000	46,123,100

Total Dominican Republic (Cost: $167,410,325)			171,159,375

Ecuador — 3.0%
Ecuador Government International Bond
7.88% (1)	01/23/28	92,148,000	81,712,239
7.95% (2)	06/20/24	62,610,000	59,401,237
10.75% (1)	01/31/29	17,425,000	17,738,650

Total Ecuador (Cost: $158,632,262)			158,852,126

Egypt — 3.3%
Egypt Government International Bond
5.58% (1)	02/21/23	63,947,000	62,309,957
6.13% (1)	01/31/22	20,618,000	20,601,506
6.59% (1)	02/21/28	45,553,000	42,592,055
7.50% (1)	01/31/27	36,750,000	36,566,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
8.50% (2)	01/31/47	$13,775,000	$13,344,944

Total Egypt (Cost: $176,741,803)			175,414,712

El Salvador — 0.5%
AES El Salvador Trust III
6.75% (2)	03/28/23	12,800,000	11,920,000
El Salvador Government International Bond
7.63% (2)	02/01/41	16,300,000	16,198,125

Total El Salvador (Cost: $28,756,438)			28,118,125

Ghana — 0.8%
Ghana Government International Bond
7.63% (2)	05/16/29	29,630,000	28,302,576
8.13% (2)	01/18/26	12,610,000	12,835,719

Total Ghana (Cost: $40,867,538)			41,138,295

Honduras — 0.4% (Cost: $20,822,409)
Honduras Government International Bond
6.25% (2)	01/19/27	21,230,000	21,893,438

India — 0.9%
Azure Power Energy, Ltd.
5.50% (1)	11/03/22	14,667,000	14,335,599
Neerg Energy, Ltd.
6.00% (1)	02/13/22	18,042,000	17,547,649
Vedanta Resources PLC
6.13% (2)	08/09/24	18,944,000	17,360,282

Total India (Cost: $49,504,982)			49,243,530

Indonesia — 5.3%
Indonesia Asahan Aluminium Persero PT
5.23% (1)	11/15/21	9,175,000	9,505,300
5.71% (1)	11/15/23	21,430,000	22,742,588
6.53% (1)	11/15/28	25,063,000	27,839,980
6.76% (1)	11/15/48	35,985,000	39,718,555
Indonesia Government International Bond
3.50%	01/11/28	22,795,000	21,826,213
4.75% (2)	01/08/26	24,550,000	25,654,750
Minejesa Capital BV
5.63% (1)	08/10/37	50,335,000	48,573,275
Perusahaan Listrik Negara PT
6.15% (2)	05/21/48	18,480,000	19,975,108
Perusahaan Penerbit SBSN Indonesia III
4.15% (2)	03/29/27	53,315,000	53,048,425
Saka Energi Indonesia PT
4.45% (1)	05/05/24	14,135,000	13,385,845

Total Indonesia (Cost: $276,545,245)			282,270,039

Iraq — 1.2% (Cost: $60,010,431)
Iraq International Bond
5.80% (2)	01/15/28	66,405,000	63,250,763

Ivory Coast — 0.8% (Cost: $45,046,513)
Ivory Coast Government International Bond
6.13% (1)	06/15/33	48,465,000	43,436,756

Kazakhstan — 3.2%
Kazakhstan Temir Zholy National Co. JSC
4.85% (1)	11/17/27	38,455,000	38,831,859
KazMunayGas National Co. JSC
4.75% (1)	04/19/27	36,370,000	36,908,276
5.38% (1)	04/24/30	26,585,000	27,567,396
5.75% (1)	04/19/47	43,730,000	44,232,895
6.38% (1)	10/24/48	21,210,000	22,718,031

Total Kazakhstan (Cost: $165,676,456)			170,258,457

Lebanon — 1.1%
Lebanon Government International Bond
6.00% (2)	01/27/23	18,459,000	16,400,822
6.65% (2)	04/22/24	48,242,000	42,723,115

Total Lebanon (Cost: $55,312,163)			59,123,937

Mexico — 3.0%
Axtel SAB de CV
6.38% (1)	11/14/24	11,337,000	10,926,034
Banco Mercantil del Norte S.A.
6.88% (5 year U.S. Treasury Constant Maturity Rate + 5.035%)(1),(3),(4)	12/31/99	17,405,000	17,296,219
Banco Mercantil del Norte S.A.
7.63% (10 year U.S. Treasury Constant Maturity Rate + 5.353%)(1),(3),(4)	12/31/99	15,126,000	15,080,622
Credito Real S.A.B. de C.V.
9.50% (1)	02/07/26	8,200,000	8,200,000
Nemak SAB de C.V.
4.75% (1)	01/23/25	11,511,000	11,123,079
Petroleos Mexicanos
5.35%	02/12/28	71,895,000	63,964,981
6.50%	03/13/27	23,120,000	22,241,440
Unifin Financiera S.A.B. de C.V.
7.00% (1)	01/15/25	11,270,000	10,127,222

Total Mexico (Cost: $164,049,815)			158,959,597

Mongolia — 1.2%
Development Bank of Mongolia LLC
7.25% (1)	10/23/23	26,115,000	26,399,654
Mongolia Government International Bond
5.13% (2)	12/05/22	36,073,000	35,258,255

Total Mongolia (Cost: $60,183,631)			61,657,909

Nigeria — 2.6%
IHS Netherlands Holdco BV
9.50% (2)	10/27/21	16,185,000	16,742,282
Nigeria Government International Bond
6.50% (1)	11/28/27	10,844,000	10,389,040
7.14% (1)	02/23/30	28,810,000	27,801,650
7.63% (1)	11/21/25	16,455,000	17,117,149
7.70% (1)	02/23/38	29,594,000	28,558,210
8.75% (1)	01/21/31	20,375,000	21,597,500
9.25% (1)	01/21/49	17,265,000	18,408,806

Total Nigeria (Cost: $136,675,635)			140,614,637

Oman — 2.5%
Oman Government International Bond
5.63% (1)	01/17/28	61,285,000	56,152,381
6.75% (1)	01/17/48	18,000,000	15,435,000
Oman Sovereign Sukuk SAOC
5.93% (1)	10/31/25	62,380,000	60,976,450

Total Oman (Cost: $135,787,961)			132,563,831

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
Pakistan — 1.2% (Cost: $59,658,384)
Pakistan Government International Bond
6.88% (2)	12/05/27		$64,905,000	$63,444,638

Panama — 1.8%
Aeropuerto Internacional de Tocumen S. A.
6.00% (1)	11/18/48		27,200,000	28,254,000
AES Panama SRL
6.00% (1)	06/25/22		27,230,000	28,000,609
Banistmo S.A.
3.65% (1)	09/19/22		9,140,000	8,923,382
C&W Senior Financing Designated Activity Co.
6.88% (1)	09/15/27		11,785,000	11,254,675
7.50% (1)	10/15/26		9,275,000	9,231,500
Global Bank Corp.
4.50% (2)	10/20/21		12,625,000	12,561,875

Total Panama (Cost: $96,405,820)				98,226,041

Paraguay — 1.3%
Paraguay Government International Bond
4.70% (2)	03/27/27		32,478,000	33,289,950
5.60% (2)	03/13/48		34,142,000	35,422,325

Total Paraguay (Cost: $65,959,704)				68,712,275

Peru — 2.1%
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.38% (1)	06/01/28		12,759,000	13,484,987
Inkia Energy, Ltd.
5.88% (1)	11/09/27		16,705,000	15,953,275
Nexa Resources S.A.
5.38% (1)	05/04/27		17,240,000	17,095,184
Orazul Energy Egenor S en C por A
5.63% (1)	04/28/27		15,934,000	14,758,867
Peru LNG SRL
5.38% (1)	03/22/30		12,767,000	12,934,567
Petroleos del Peru S.A.
5.63% (1)	06/19/47		38,385,000	39,045,222

Total Peru (Cost: $113,170,853)				113,272,102

Qatar — 3.1%
Qatar Government International Bond
4.50% (2)	04/23/28		1,190,000	1,258,815
4.50% (1)	04/23/28		79,250,000	83,832,869
5.10% (1)	04/23/48		73,375,000	79,015,703

Total Qatar (Cost: $155,791,572)				164,107,387

Russia — 3.4%
Russian Federation Government Bond
4.25% (2)	06/23/27		58,000,000	56,840,000
4.38% (1)	03/21/29		33,800,000	33,083,271
4.75% (2)	05/27/26		64,600,000	65,889,416
5.25% (2)	06/23/47		26,800,000	26,532,000

Total Russia (Cost: $178,101,460)				182,344,687

Saudi Arabia — 3.5%
Saudi Government International Bond
3.63% (2)	03/04/28		25,590,000	24,781,356
4.38% (1)	04/16/29		27,250,000	27,801,731
4.50% (2)	10/26/46		65,585,000	61,320,007
5.00% (1)	04/17/49		44,775,000	44,479,485
5.25% (1)	01/16/50		27,900,000	28,737,000

Total Saudi Arabia (Cost: $182,063,353)				187,119,579

Senegal — 1.2%
Senegal Government International Bond
6.25% (2)	05/23/33		44,582,000	41,586,090
6.75% (2)	03/13/48		25,565,000	22,849,997

Total Senegal (Cost: $63,002,656)				64,436,087

South Africa — 4.8%
Eskom Holdings SOC, Ltd.
6.75% (2)	08/06/23		42,935,000	42,313,215
8.45% (2)	08/10/28		10,125,000	10,496,284
Petra Diamonds US Treasury PLC
7.25% (2)	05/01/22		11,650,000	11,038,375
SASOL Financing USA LLC
5.88%	03/27/24		14,205,000	14,666,663
6.50%	09/27/28		19,730,000	20,801,339
South Africa Government Bond
4.30%	10/12/28		35,665,000	33,400,272
4.88%	04/14/26		20,060,000	19,895,608
5.88%	09/16/25		40,600,000	42,680,750
5.88%	06/22/30		57,800,000	59,570,125

Total South Africa (Cost: $247,418,350)				254,862,631

Sri Lanka — 1.9%
Sri Lanka Government Bond
5.75% (1)	04/18/23		66,310,000	64,340,593
6.75% (2)	04/18/28		37,088,000	35,767,667

Total Sri Lanka (Cost: $96,943,910)				100,108,260

Tanzania — 0.3% (Cost: $13,118,419)
HTA Group, Ltd.
9.13% (2)	03/08/22		12,829,000	13,278,015

Tunisia — 0.3% (Cost: $14,973,124)
Banque Centrale de Tunisie International Bond
6.75% (1)	10/31/23	EUR	13,275,000	14,957,296

Turkey — 5.5%
Export Credit Bank of Turkey
8.25% (1)	01/24/24		$17,815,000	18,464,642
Petkim Petrokimya Holding AS
5.88% (1)	01/26/23		12,600,000	11,951,390
Turkcell Iletisim Hizmetleri AS
5.80% (1)	04/11/28		32,400,000	29,970,000
Turkey Government International Bond
5.75%	03/22/24		37,910,000	37,383,051
6.00%	03/25/27		71,340,000	68,932,275
6.88%	03/17/36		34,950,000	34,445,112
7.25%	12/23/23		42,175,000	44,266,880
7.63%	04/26/29		42,220,000	44,428,064

Total Turkey (Cost: $287,834,658)				289,841,414

Ukraine — 2.6%
Ukraine Government International Bond
7.75% (2)	09/01/22		27,905,000	26,978,554
7.75% (2)	09/01/23		52,638,000	50,466,683
8.99% (1)	02/01/24		34,600,000	34,132,208
9.75% (1)	11/01/28		26,985,000	26,850,075

Total Ukraine (Cost: $140,494,287)				138,427,520

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
United Arab Emirates — 0.7%
DP World Crescent, Ltd.
4.85% (1)	09/26/28	$19,585,000	$19,793,091
DP World, Ltd.
5.63% (1)	09/25/48	19,120,000	18,986,523

Total United Arab Emirates (Cost: $38,064,350)			38,779,614

Uruguay — 1.6%
Uruguay Government International Bond
4.38%	01/23/31	16,420,000	16,801,929
4.98%	04/20/55	54,250,000	54,738,250
5.10%	06/18/50	13,275,000	13,689,844

Total Uruguay (Cost: $82,312,326)			85,230,023

Venezuela — 1.1%
Venezuela Government International Bond
8.25% (2),(5)	10/13/24	68,054,200	22,117,615
9.25% (5),(6)	09/15/27	60,955,000	20,645,459
9.25% (2),(5),(6)	05/07/28	49,048,000	15,862,123

Total Venezuela (Cost: $58,451,914)			58,625,197

Zambia — 1.0%
First Quantum Minerals, Ltd.
6.88% (1)	03/01/26	14,150,000	12,876,500
7.50% (1)	04/01/25	18,556,000	17,407,384
Zambia Government International Bond
8.50% (2)	04/14/24	10,365,000	8,611,967
8.97% (2)	07/30/27	16,100,000	13,324,360

Total Zambia (Cost: $57,488,369)			52,220,211

Total Fixed Income Securities (Cost: $4,930,550,131)			5,016,829,693

		Shares
MONEY MARKET INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32% (7)		330,284,623	330,284,623

Total Money Market Investments (Cost: $330,284,623)			330,284,623

Total Investments (100.5%) (Cost: $5,260,834,754)			5,347,114,316
Liabilities In Excess Of Other Assets (-0.5%)			(25,420,062)

Total Net Assets (100.0%)			$5,321,694,254

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	RUB	1,735,198,020	05/06/19	$26,267,000	$26,169,034	$(97,966)
Bank of America	SAR	10,559,508	05/20/19	2,813,693	2,815,398	1,705
Citibank N.A.	SAR	65,340,492	05/20/19	17,414,843	17,421,218	6,375
Citibank N.A.	SAR	69,663,299	04/06/20	18,493,045	18,531,962	38,917
Goldman Sachs & Co.	COP	154,252,316,025	03/04/19	47,500,000	49,600,092	2,100,092
Goldman Sachs & Co.	COP	163,859,455,500	05/06/19	52,530,000	52,508,454	(21,546)

				$165,018,581	$167,046,158	$2,027,577

SELL (9)
Bank of America	SAR	10,559,508	05/20/19	$2,782,479	$2,815,398	$(32,919)
Citibank N.A.	SAR	65,340,492	05/20/19	17,217,521	17,421,219	(203,698)
Citibank N.A.	SAR	69,663,299	04/06/20	18,470,000	18,531,962	(61,962)
Goldman Sachs & Co.	COP	154,252,316,025	03/04/19	48,821,749	49,600,091	(778,342)

				$87,291,749	$88,368,670	$(1,076,921)

COP	-	Colombian Peso.
EUR	-	Euro Currency.
RUB	-	Russian Ruble.
SAR	-	Saudi Riyal.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $2,232,270,356 or 42.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(2)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2019, the value of these securities amounted to $1,497,131,108 or 28.1% of net assets.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(4)	Perpetual Maturity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(7)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(8)	Fund buys foreign currency, sells U.S. Dollar.

(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Auto Parts & Equipment	0.2%
Banks	2.8
Chemicals	0.9
Commercial Services	1.1
Diversified Financial Services	0.4
Electric	4.2
Energy-Alternate Sources	0.6
Engineering & Construction	0.7
Food	0.5
Foreign Government Bonds	64.7
Forest Products & Paper	0.5
Iron & Steel	0.3
Mining	3.3
Oil & Gas	9.8
Pipelines	1.0
Real Estate	0.9
Telecommunications	1.7
Transportation	0.7
Money Market Investments	6.2

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$11,123,079	$—	$11,123,079
Banks	—	148,974,564	—	148,974,564
Chemicals	—	47,419,391	—	47,419,391
Commercial Services	—	60,134,132	—	60,134,132
Diversified Financial Services	—	18,327,222	—	18,327,222
Electric	—	225,172,218	—	225,172,218
Energy-Alternate Sources	—	31,883,248	—	31,883,248
Engineering & Construction	—	35,730,075	—	35,730,075
Food	—	24,819,060	—	24,819,060
Foreign Government Bonds	—	3,382,326,196	58,625,197	3,440,951,393
Forest Products & Paper	—	28,393,013	—	28,393,013
Iron & Steel	—	13,732,288	—	13,732,288
Mining	—	175,584,147	—	175,584,147
Oil & Gas	—	521,534,109	—	521,534,109
Pipelines	—	52,589,863	—	52,589,863
Real Estate	—	50,227,526	—	50,227,526
Telecommunications	—	91,402,506	—	91,402,506
Transportation	—	38,831,859	—	38,831,859

Total Fixed Income Securities	—	4,958,204,496	58,625,197	5,016,829,693

Money Market Investments	330,284,623	—	—	330,284,623

Total Investments	$330,284,623	$4,958,204,496	$58,625,197	$5,347,114,316

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,147,089	—	2,147,089

Total	$330,284,623	$4,960,351,585	$58,625,197	$5,349,261,405

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,196,433)	$—	$(1,196,433)

Total	$—	$(1,196,433)	$—	$(1,196,433)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 91.3% of Net Assets

Brazil — 12.3%
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	92,850,000	$27,073,182
10.00%	01/01/25	BRL	29,930,000	8,749,487
10.00%	01/01/27	BRL	19,800,000	5,794,804

Total Brazil (Cost: $38,214,766)				41,617,473

Chile — 2.8%
Bonos de la Tesoreria de la Republica
2.00%	03/01/35	CLP	5,688,294,430	9,046,199
Bonos del Banco Central de Chile en UF
3.00%	03/01/23	CLP	275,462,200	457,709

Total Chile (Cost: $9,346,281)				9,503,908

Colombia — 8.7%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	15,092,800,000	4,645,972
7.00%	05/04/22	COP	17,901,900,000	6,012,656
7.50%	08/26/26	COP	25,405,000,000	8,640,894
7.75%	09/18/30	COP	9,590,000,000	3,275,608
10.00%	07/24/24	COP	18,154,700,000	6,882,929

Total Colombia (Cost: $29,748,854)				29,458,059

Egypt — 0.2% (Cost: $815,150)
Egypt Government Bond
15.16%	10/10/22	EGP	14,500,000	763,033

Hungary — 2.4%
Hungary Government Bond
2.50%	10/24/24	HUF	1,410,000,000	5,186,893
3.00%	10/27/27	HUF	755,700,000	2,801,333

Total Hungary (Cost: $7,521,212)				7,988,226

Indonesia — 12.1%
Indonesia Treasury Bond
6.63%	05/15/33	IDR	97,925,000,000	6,051,762
7.00%	05/15/22	IDR	59,838,000,000	4,217,246
7.00%	05/15/27	IDR	35,200,000,000	2,358,759
7.50%	08/15/32	IDR	87,928,000,000	5,876,026
8.25%	05/15/29	IDR	31,434,000,000	2,290,739
8.38%	03/15/24	IDR	92,034,000,000	6,723,801
8.38%	09/15/26	IDR	123,006,000,000	8,900,687
9.00%	03/15/29	IDR	58,698,000,000	4,418,517

Total Indonesia (Cost: $40,842,228)				40,837,537

Malaysia — 4.3%
Malaysia Government Bond
3.48%	03/15/23	MYR	13,410,000	3,233,791
3.80%	08/17/23	MYR	16,928,000	4,124,534
3.90%	11/16/27	MYR	9,860,000	2,373,525
4.05%	09/30/21	MYR	7,870,000	1,942,522
4.18%	07/15/24	MYR	8,400,000	2,080,518
4.92%	07/06/48	MYR	3,000,000	749,707

Total Malaysia (Cost: $14,198,511)				14,504,597

Mexico — 10.7%
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	102,950,000	4,650,273
6.50%	06/10/21	MXN	74,700,000	3,783,198
6.50%	06/09/22	MXN	153,200,000	7,646,293
8.00%	12/07/23	MXN	203,240,000	10,576,822
10.00%	12/05/24	MXN	150,495,000	8,534,318
Petroleos Mexicanos
7.19% (1)	09/12/24	MXN	22,240,000	923,186
7.65% (1)	11/24/21	MXN	3,700,000	181,473

Total Mexico (Cost: $36,902,888)				36,295,563

Peru — 3.3%
Peruvian Government International Bond
6.15% (2)	08/12/32	PEN	12,550,000	3,838,863
6.35% (2)	08/12/28	PEN	10,550,000	3,346,710
6.95% (1)	08/12/31	PEN	12,071,000	3,950,795

Total Peru (Cost: $10,962,959)				11,136,368

Philippines — 0.5% (Cost: $1,625,951)
Philippine Government Bond
5.50%	03/08/23	PHP	87,300,000	1,638,787

Poland — 4.2%
Poland Government Bond
2.25%	04/25/22	PLN	913,000	249,832
2.50%	07/25/26	PLN	8,500,000	2,283,818
2.50%	07/25/27	PLN	43,914,000	11,710,203

Total Poland (Cost: $13,818,410)				14,243,853

Romania — 2.9%
Romania Government Bond
4.25%	06/28/23	RON	19,405,000	4,649,181
5.85%	04/26/23	RON	19,640,000	4,999,450

Total Romania (Cost: $9,884,577)				9,648,631

Russia — 7.7%
Russian Federal Bond — OFZ
6.50%	02/28/24	RUB	274,000,000	3,950,225
7.00%	08/16/23	RUB	301,000,000	4,452,105
7.05%	01/19/28	RUB	176,000,000	2,536,565
7.10%	10/16/24	RUB	380,030,000	5,601,308
7.75%	09/16/26	RUB	331,600,000	5,023,822
8.50%	09/17/31	RUB	270,000,000	4,267,794

Total Russia (Cost: $25,577,143)				25,831,819

Serbia — 1.3% (Cost: $4,707,384)
Serbia Treasury Bond
5.88%	02/08/28	RSD	438,660,000	4,556,589

South Africa — 8.7%
South Africa Government Bond
8.00%	01/31/30	ZAR	75,254,200	5,250,493
8.75%	01/31/44	ZAR	135,765,000	9,389,986
8.75%	02/28/48	ZAR	126,400,000	8,726,077
8.88%	02/28/35	ZAR	31,100,000	2,231,068
10.50%	12/21/26	ZAR	45,700,000	3,819,207

Total South Africa (Cost: $29,091,403)				29,416,831

Sri Lanka — 0.5% (Cost: $1,670,521)
Sri Lanka Government Bond
11.60%	12/15/23	LKR	293,000,000	1,669,506

Thailand — 3.2%
Thailand Government Bond
2.13%	12/17/26	THB	296,500,000	9,357,414

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
3.40%	06/17/36	THB	37,939,000	$1,282,459

Total Thailand (Cost: $9,943,958)				10,639,873

Turkey — 5.3%
Turkey Government Bond
8.50%	07/10/19	TRY	9,300,000	1,711,801
9.20%	09/22/21	TRY	2,689,425	443,223
10.60%	02/11/26	TRY	18,500,000	3,036,689
10.70%	02/17/21	TRY	26,700,000	4,601,403
11.00%	03/02/22	TRY	8,686,250	1,480,350
11.00%	02/24/27	TRY	33,650,000	5,607,358
16.20%	06/14/23	TRY	4,300,000	865,666

Total Turkey (Cost: $19,671,110)				17,746,490

Uruguay — 0.2% (Cost: $817,412)
Uruguay Government International Bond
9.88% (1)	06/20/22	UYU	25,000,000	771,240

Total Fixed Income Securities (Cost: $305,360,718)				308,268,383

PURCHASED OPTIONS(3) (0.0%) (Cost: $43,289)				149

	Shares
MONEY MARKET INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(4)	18,657,527	18,657,527

Total Money Market Investments (Cost: $18,657,527)		18,657,527

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 4.6%

FOREIGN GOVERNMENT BONDS — 4.6%

Argentina — 0.6% (Cost: $1,752,598)
Argentina Treasury Bill
0.00% (5)	02/28/19	ARS	61,652,824	1,993,372

Egypt — 4.0%
Egypt Treasury Bills
0.00% (5)	02/12/19	EGP	50,000,000	2,814,867
0.00% (5)	03/12/19	EGP	33,000,000	1,832,815
0.00% (5)	03/26/19	EGP	36,000,000	1,990,969
0.00% (5)	04/02/19	EGP	57,300,000	3,148,747
0.00% (5)	04/09/19	EGP	43,000,000	2,354,912
0.00% (5)	04/23/19	EGP	13,475,000	733,317
0.00% (5)	05/07/19	EGP	8,150,000	440,303

Total Egypt (Cost: $13,111,926)				13,315,930

Total Short Term Investments (Cost: $14,864,524)				15,309,302

Total Investments (101.4%) (Cost: $338,926,058)				342,235,361
Liabilities In Excess Of Other Assets (-1.4%)				(4,619,765)

Total Net Assets (100.0%)				$337,615,596

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

PURCHASED OPTIONS — OTC
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Currency Options
EUR Put / USD Call	BNP Paribas S.A.	EUR 1.14	2/1/19	4,183	4,183	$149	$43,289	$(43,140)

WRITTEN OPTIONS — OTC
Currency Options
EUR Call / USD Put	BNP Paribas S.A.	EUR 1.17	2/1/19	4,044	4,044	$(5)	$(32,468)	$32,463
EUR Put / USD Call	BNP Paribas S.A.	EUR 1.10	2/1/19	4,316	4,316	(5)	(10,822)	10,817

						$(10)	$(43,290)	$43,280

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America, N.A.	CLP	2,122,945,849	02/20/19	$3,160,000	$3,250,052	$90,052
Bank of America, N.A.	PHP	51,778,600	02/13/19	969,455	992,977	23,522
Bank of America, N.A.	RON	5,313,750	04/16/19	1,300,000	1,284,199	(15,801)
Bank of America, N.A.	TRY	9,061,110	05/02/19	1,660,000	1,666,407	6,407
Barclays Bank PLC	CLP	2,178,530,700	04/09/19	3,210,000	3,334,823	124,823
Barclays Bank PLC	PHP	178,948,290	05/06/19	3,417,000	3,410,715	(6,285)
Barclays Bank PLC	PLN	42,627,887	02/19/19	11,265,000	11,483,984	218,984
Barclays Bank PLC	THB	438,696,900	04/02/19	13,525,000	14,061,845	536,845
BNP Paribas S.A.	CZK	342,806,625	03/19/19	15,150,000	15,292,320	142,320
BNP Paribas S.A.	HUF	1,478,243,140	03/29/19	5,300,000	5,385,844	85,844
BNP Paribas S.A.	RON	8,701,540	04/16/19	2,120,000	2,102,942	(17,058)
BNP Paribas S.A.	ZAR	48,910,000	05/06/19	3,650,000	3,646,585	(3,415)
Goldman Sachs & Co.	COP	10,229,364,116	03/04/19	3,150,000	3,289,270	139,270
Goldman Sachs & Co.	HUF	904,406,100	03/29/19	3,235,800	3,295,121	59,321
Goldman Sachs & Co.	MXN	88,126,056	03/19/19	4,320,000	4,601,656	281,656
Goldman Sachs & Co.	PHP	83,013,750	02/13/19	1,570,000	1,591,986	21,986

				$77,002,255	$78,690,726	$1,688,471

SELL (7)
Bank of America, N.A.	COP	10,229,364,115	03/04/19	$3,239,190	$3,289,269	$(50,079)
Barclays Bank PLC	BRL	30,191,229	04/09/19	7,970,000	8,249,699	(279,699)
BNP Paribas S.A.	TWD	193,788,000	04/08/19	6,300,000	6,333,148	(33,148)
Goldman Sachs & Co.	MXN	88,126,056	03/19/19	4,605,731	4,601,656	4,075
Goldman Sachs & Co.	RON	14,015,290	04/16/19	3,357,760	3,387,141	(29,381)

				$25,472,681	$25,860,913	$(388,232)

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nuevo Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	Romanian New Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
THB	-	Thai Baht.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

TRY	-	Turkish New Lira.
TWD	-	Taiwan Dollar
USD	-	U.S. Dollar.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
OTC	-	Over the Counter.

(1)		Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2019, the value of these securities amounted to $5,826,694 or 1.7% of net assets.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $7,185,573 or 2.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(3)		See options table for description of purchased options.

(4)		Rate disclosed is the 7-day net yield as of January 31, 2019.

(5)		Security is not accruing interest.

(6)		Fund buys foreign currency, sells U.S. Dollar.

(7)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Banks	0.2%
Foreign Government Bonds	90.8
Oil & Gas	0.3
Short Term Investments	4.6
Money Market Investments	5.5

Total	101.4%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Fixed Income Securities
Banks	$—	$457,709		$—	$457,709
Foreign Government Bonds	—	306,706,015		—	306,706,015
Oil & Gas	—	1,104,659		—	1,104,659

Total Fixed Income Securities	—	308,268,383		—	308,268,383

Currency Options	—	149		—	149
Money Market Investments	18,657,527	—		—	18,657,527
Short-Term Investments	—	15,309,302		—	15,309,302

Total Investments	18,657,527	323,577,834		—	342,235,361

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,735,105		—	1,735,105

Total	$18,657,527	$325,312,939	$		$343,970,466

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(434,866)		$—	$(434,866)
Written Options
Currency Options
Foreign Currency Risk	—	(10)		—	(10)

Total	$—	$(434,876)		$—	$(434,876)

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 53.9%

ASSET-BACKED SECURITIES — 1.2%
Educational Services of America, Inc. (12-2-A)
3.24% (1 mo. USD LIBOR + 0.730%)(1), (2)	04/25/39	$6,770	$6,729
Nelnet Student Loan Trust (12-5A-A)
3.11% (1 mo. USD LIBOR + 0.600%)(1), (2)	10/27/36	4,093	4,080
Scholar Funding Trust (11-A-A)
3.66% (3 mo. USD LIBOR + 0.900%)(1), (2)	10/28/43	3,468	3,471

Total Asset-backed Securities (Cost: $14,385)			14,280

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1% (Cost: $1,729)
Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A)
2.85% (1 mo. USD LIBOR + 0.350%)(2)	09/25/21	1,729	1,726

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.6% (Cost: $1,004)
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)
0.69% (1), (3), (4)	09/15/39	535,234	7,043

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.0% (Cost: $12,057)
Fannie Mae (05-W3-2AF)
2.73% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	12,367	12,319

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 11.7%
Bear Stearns Alt-A Trust (04-13-A1)
3.25% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	1,104	1,100
Bombardier Capital Mortgage Securitization Corp. (01-A-A)
6.81% (3)	12/15/30	250	249
Centex Home Equity Loan Trust (05-A-AF5)
5.78% (3)	01/25/35	56,358	57,003
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)
3.53% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	9,505	9,303
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
3.51% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	8,790	8,590
JPMorgan Mortgage Trust (05-A6-7A1)
4.35% (3)	08/25/35	21,556	21,124
MASTR Seasoned Securitization Trust (05-1-4A1)
4.52% (3)	10/25/32	18,055	18,248
Mid-State Trust (04-1-M1)
6.50%	08/15/37	21,876	23,156
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
3.41% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	3,412	3,410
Residential Asset Mortgage Products, Inc. (04-SL3-A2)
6.50%	12/25/31	1,750	1,723

Total Residential Mortgage-backed Securities — Non-agency (Cost: $128,891)			143,906

CORPORATE BONDS — 28.2%

Aerospace/Defense — 0.3%
United Technologies Corp.
3.28% (3)	08/16/21	4,000	4,000
Airlines — 3.4%
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC)
8.05%	05/01/22	32,165	33,307
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)
5.90%	04/01/26	7,860	8,374

			41,681

Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC
4.25%	09/20/22	10,000	9,636

Banks — 5.9%
Bank of America NA
3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%)(2)	01/25/23	10,000	10,036
Citigroup, Inc.
3.73% (3 mo. USD LIBOR + 0.950%)(2)	07/24/23	22,000	21,905
Goldman Sachs Group, Inc. (The)
2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	5,000	4,889
JPMorgan Chase & Co.
3.79% (3 mo. USD LIBOR + 1.000%)(2)	01/15/23	25,000	25,065
Lloyds TSB Bank PLC (United Kingdom)
6.38%	01/21/21	10,000	10,596

			72,491

Commercial Services — 0.4%
IHS Markit, Ltd.
5.00% (1)	11/01/22	5,000	5,134

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.63%	10/30/20	6,000	6,086

Food — 0.8%
Conagra Brands, Inc.
3.30% (3)	10/09/20	10,000	9,920

Healthcare-Products — 0.4%
Becton Dickinson and Co.
2.89%	06/06/22	5,000	4,919

Healthcare-Services — 0.8%
Fresenius Medical Care US Finance II, Inc.
4.13% (1)	10/15/20	5,000	5,030
HCA, Inc.
5.00%	03/15/24	5,000	5,215

			10,245
Insurance — 5.7%
Nationwide Mutual Insurance Co.
5.08% (3 mo. USD LIBOR + 2.290%)(1), (2)	12/15/24	70,000	69,913

Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.39% (3)	02/01/24	4,000	3,963

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Fox Corp.
3.67% (1)	01/25/22	$4,000	$4,042

			8,005

Miscellaneous Manufacturers — 0.6%
General Electric Co.
3.10% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	7,393

Pharmaceuticals — 2.0%
Allergan Sales LLC
5.00% (1)	12/15/21	6,000	6,224
Bayer US Finance II LLC
3.80% (1),(3)	12/15/23	10,000	9,780
CVS Health Corp.
3.49% (3)	03/09/21	8,000	8,016

			24,020

Pipelines — 0.7%
Energy Transfer Operating LP
4.50%	04/15/24	5,000	5,061
Plains All American Pipeline LP / PAA Finance Corp.
3.85%	10/15/23	3,000	2,967

			8,028

Real Estate — 0.4%
WEA Finance LLC
3.15% (1)	04/05/22	5,000	4,961

REIT — 3.7%
Camden Property Trust
2.95%	12/15/22	5,000	4,901
Digital Realty Trust LP
5.25%	03/15/21	5,000	5,168
HCP, Inc.
3.15%	08/01/22	15,000	14,644
Healthcare Trust of America Holdings LP
3.70%	04/15/23	5,000	4,972
National Retail Properties, Inc.
3.80%	10/15/22	5,000	5,044
SL Green Operating Partnership LP
3.25%	10/15/22	5,000	4,863
Welltower, Inc.
5.25%	01/15/22	5,000	5,203

			44,795

Telecommunications — 1.1%
AT&T, Inc.
3.96% (3)	06/12/24	10,000	9,903
Vodafone Group PLC (United Kingdom)
3.77% (3)	01/16/24	4,000	3,958

			13,861

Total Corporate Bonds (Cost: $341,383)			345,088

U.S. TREASURY SECURITIES — 11.1%
U.S. Treasury Note
2.50%	01/31/21	60,000	60,051
2.75%	09/30/20	41,000	41,172
2.75%	11/30/20	35,000	35,172

Total U.S. Treasury Securities (Cost: $135,942)			136,395

Total Fixed Income Securities (Cost: $635,391)			660,757

		Shares
Money Market Investments — 9.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(5), (6)		117,705	117,705

Total Money Market Investments (Cost: $117,705)			117,705

SHORT TERM INVESTMENTS — 32.0%

	Maturity Date	Principal Amount
U.S. TREASURY SECURITIES — 32.0%
U.S. Treasury Bill
2.15% (7)	02/12/19	$181,000	180,872
2.36% (7)	04/04/19	212,000	211,140

Total U.S. Treasury Securities (Cost: $392,007)			392,012

Total Short Term Investments (Cost: $392,007)			392,012

Total Investments (95.5%) (Cost: $1,145,103)			1,170,474

Excess Of Other Assets Over Liabilities (4.5%)			54,868
Net Assets (100.0%)			$1,225,342

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Total Return Swaps (6)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,232,575	2/20/19	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(8)	Monthly	$(5,996)	$—	$(5,996)

EETC	-	Enhanced Equipment Trust Certificate.
I/O	-	Interest Only Security.
OTC	-	Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $126,407 or 10.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Restricted security (Note 3).

(5)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(6)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(7)	Rate shown represents yield-to-maturity.

(8)	Custom Index has exposure to the following commodities as shown on the next page.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)	January 31, 2019

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$149,202	12.10%	$4,066
WTI Crude Oil	101,058	8.20%	(726)
Natural Gas	95,406	7.74%	(11,167)
Brent Crude Oil	92,566	7.51%	(2,659)
Copper High Grade	91,970	7.46%	2,158
Soybeans	71,859	5.83%	(95)
Corn	70,445	5.71%	(911)
Aluminium Primary	53,157	4.31%	978
Live Cattle	49,748	4.04%	(419)
Silver	47,320	3.84%	1,965
Zinc High Grade	41,230	3.35%	2,209
Soybean Meal	39,804	3.23%	(628)
Soybean Oil	39,363	3.19%	1,503
Sugar #11	37,817	3.07%	(1,010)
SRW Wheat	37,614	3.05%	(185)
Nickel Primary	36,063	2.93%	1,852
Gasoil	33,256	2.70%	292
RBOB Gasoline	32,140	2.61%	(1,835)
Coffee ‘C’ Arabica	31,184	2.53%	251
Heating Oil	26,996	2.19%	(443)
Lean Hogs	21,342	1.73%	(2,130)
Cotton	17,512	1.42%	80
HRW Wheat	15,523	1.26%	(209)
United States Treasury Bill	—	—	1,067

	$1,232,575	100.00%	$(5,996)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Airlines	3.4
Asset-Backed Securities	1.2
Auto Manufacturers	0.8
Banks	5.9
Commercial Mortgage-Backed Securities — Agency	0.1
Commercial Mortgage-Backed Securities — Non-Agency	0.6
Commercial Services	0.4
Diversified Financial Services	0.5
Food	0.8
Healthcare-Products	0.4
Healthcare-Services	0.8
Insurance	5.7
Media	0.7
Miscellaneous Manufacturers	0.6
Pharmaceuticals	2.0
Pipelines	0.7
Real Estate	0.4
REIT	3.7
Residential Mortgage-Backed Securities — Agency	1.0
Residential Mortgage-Backed Securities — Non-Agency	11.7
Telecommunications	1.1
U.S. Treasury Bill	32.0
U.S. Treasury Securities	11.1
Money Market Investments	9.6

Total	95.5%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$14,280	$—	$14,280
Commercial Mortgage-Backed Securities — Agency	—	1,726	—	1,726
Commercial Mortgage-Backed Securities — Non-Agency	—	7,043	—	7,043
Residential Mortgage-Backed Securities — Agency	—	12,319	—	12,319
Residential Mortgage-Backed Securities — Non-Agency	—	143,906	—	143,906
Corporate Bonds	—	345,088	—	345,088
U.S. Treasury Securities	136,395	—	—	136,395

Total Fixed Income Securities	136,395	524,362	—	660,757

Money Market Investments	117,705	—	—	117,705
Short-Term Investments	392,012	—	—	392,012

Total Investments	$646,112	$524,362	$—	$1,170,474

Liability Derivatives
Swap Agreements
Total Return Swaps	$—	$(5,996)	$—	$(5,996)

Total	$—	$(5,996)	$—	$(5,996)

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 90.1% of Net Assets

CORPORATE BONDS — 21.1%

Advertising — 0.0%
Clear Channel International BV (Netherlands)
8.75% (1)	12/15/20	$3,000	$3,064

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc.
6.38% (1)	06/01/19	35,000	35,356
L3 Technologies, Inc.
4.40%	06/15/28	25,000	25,750

			61,106

Agriculture — 0.1%
Reynolds American, Inc.
4.45%	06/12/25	25,000	25,220

Airlines — 0.8%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)
6.70%	12/15/22	11,260	11,849
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)
6.72%	07/02/24	60,889	64,681
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)
6.25%	10/22/24	12,895	13,720
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)
5.90%	04/01/26	39,301	41,872

			132,122

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
2.34%	11/02/20	25,000	24,177
3.20%	01/15/21	15,000	14,643
3.66% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	25,000	23,508
4.08% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	20,000	19,075
8.13%	01/15/20	65,000	67,602

			149,005

Banks — 3.8%
Bank of America Corp.
3.00% (3.004% to 12/20/22 then 3 mo. USD LIBOR +0.790%)(2)	12/20/23	10,000	9,878
Bank of New York Mellon Corp. (The)
3.25%	09/11/24	10,000	10,010
Citigroup, Inc.
3.14% (3)	01/24/23	75,000	74,543
Goldman Sachs Group, Inc. (The)
2.88% (2.876% to 10/31/17 then 3 mo. USD LIBOR +0.821%)(2)	10/31/22	100,000	98,434
2.91% (3 mo. USD LIBOR + 0.990%)(2)	07/24/23	50,000	48,895
JPMorgan Chase & Co.
3.42% (3 mo. USD LIBOR + 0.680%)(2)	06/01/21	50,000	50,127
3.90%	07/15/25	100,000	101,609
4.02% (4.023% to 12/05/23 then 3 mo. USD LIBOR +1.000%)(2)	12/05/24	40,000	41,012
Lloyds Banking Group PLC (United Kingdom)
2.91% (2.907% to 11/07/22 then 3 mo. USD LIBOR +0.810%)(2)	11/07/23	25,000	24,067
Morgan Stanley
3.92% (3 mo. USD LIBOR + 1.375%)(2)	02/01/19	50,000	50,001
Santander UK Group Holdings PLC (United Kingdom)
4.80% (4.796% to 11/15/23 then 3 mo. USD LIBOR +1.570%)(2)	11/15/24	50,000	50,741
Wells Fargo & Co.
3.00%	04/22/26	85,000	81,219

			640,536

Beverages — 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90% (1)	02/01/46	29,000	27,752
Anheuser-Busch InBev Worldwide, Inc.
4.75%	01/23/29	25,000	25,996
Bacardi, Ltd.
4.70% (1)	05/15/28	15,000	14,564
Constellation Brands, Inc.
2.00%	11/07/19	50,000	49,601

			117,913

Biotechnology — 0.5%
Amgen, Inc.
4.40%	05/01/45	25,000	23,842
Baxalta, Inc.
2.88%	06/23/20	6,000	5,962
Celgene Corp.
3.88%	08/15/25	20,000	20,117
Gilead Sciences, Inc.
3.65%	03/01/26	40,000	40,174

			90,095

Commercial Services — 0.2%
IHS Markit, Ltd.
4.75%	08/01/28	30,000	29,788

Cosmetics/Personal Care — 0.0%
First Quality Finance Co., Inc.
5.00% (1)	07/01/25	3,000	2,903

Diversified Financial Services — 0.2%
Air Lease Corp.
2.13%	01/15/20	35,000	34,687

Electric — 1.1%
AEP Texas Central Co.
3.85% (1)	10/01/25	50,000	50,482
ITC Holdings Corp.
3.65%	06/15/24	40,000	39,961
MidAmerican Energy Co.
3.10%	05/01/27	40,000	39,026
Pennsylvania Electric Co.
3.25% (1)	03/15/28	50,000	46,863

			176,332

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
Electronics — 0.0%
Itron, Inc.
5.00%(1)	01/15/26		$4,000	$3,824

Entertainment — 0.1%
Churchill Downs, Inc.
4.75%(1)	01/15/28		10,000	9,637

Environmental Control — 0.0%
Clean Harbors, Inc.
5.13%	06/01/21		5,000	4,997

Food — 0.4%
Kraft Heinz Foods Co.
3.95%	07/15/25		35,000	35,025
Kroger Co. (The)
4.50%	01/15/29		15,000	15,108
Post Holdings, Inc.
5.75%(1)	03/01/27		15,000	14,772

				64,905

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54%(1)	11/15/19		50,000	49,848

Healthcare-Products — 0.2%
Becton Dickinson and Co.
2.89%	06/06/22		30,000	29,514

Healthcare-Services — 1.4%
Anthem, Inc.
3.50%	08/15/24		50,000	49,424
Catalent Pharma Solutions, Inc.
4.88%(1)	01/15/26		15,000	14,625
Centene Corp.
4.75%	01/15/25		10,000	10,163
5.38%(1)	06/01/26		5,000	5,169
5.63%	02/15/21		16,000	16,280
Fresenius Medical Care US Finance II, Inc.
5.63%(1)	07/31/19		50,000	50,495
HCA, Inc.
5.00%	03/15/24		3,000	3,129
5.25%	04/15/25		2,000	2,122
5.38%	02/01/25		4,000	4,140
5.88%	02/01/29		13,000	13,634
6.50%	02/15/20		6,000	6,180
Molina Healthcare, Inc.
5.38%	11/15/22		16,000	16,400
Tenet Healthcare Corp.
4.38%	10/01/21		5,000	5,013
4.75%	06/01/20		15,000	15,112
WellCare Health Plans, Inc.
5.25%	04/01/25		15,000	15,281

				227,167

Household Products/Wares — 0.1%
Central Garden & Pet Co.
5.13%	02/01/28		10,000	9,350
Spectrum Brands, Inc.
5.75%	07/15/25		15,000	14,817

				24,167

Insurance — 0.5%
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53		80,000	86,741

Internet — 0.0%
Zayo Group LLC / Zayo Capital, Inc.
5.75%(1)	01/15/27		3,000	2,906

Media — 0.8%
21st Century Fox America, Inc.
4.95%	10/15/45		20,000	22,205
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%(1)	05/01/27		8,000	7,740
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%	10/23/45		30,000	32,431
CSC Holdings LLC
5.50%(1)	05/15/26		10,000	9,925
6.50%(1)	02/01/29		14,000	14,210
Sirius XM Radio, Inc.
3.88%(1)	08/01/22		15,000	14,926
Warner Media LLC
3.88%	01/15/26		25,000	24,677

				126,114

Miscellaneous Manufacturers — 1.0%
General Electric Co.
3.10% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36		200,000	147,852
5.55%	01/05/26		25,000	26,077

				173,929

Oil & Gas — 1.2%
Antero Resources Corp.
5.00%	03/01/25		2,000	1,940
5.13%	12/01/22		10,000	10,025
Diamondback Energy, Inc.
5.38%	05/31/25		10,000	10,300
Parsley Energy LLC / Parsley Finance Corp.
5.38%(1)	01/15/25		3,000	2,992
Petroleos Mexicanos
3.13%(4)	11/27/20	EUR	100,000	116,815
6.50%	03/13/27		$20,000	19,240
Range Resources Corp.
5.00%	03/15/23		9,000	8,638
Transocean Pontus, Ltd.
6.13%(1)	08/01/25		16,000	16,149
Transocean Poseidon, Ltd.
6.88%(1)	02/01/27		2,000	2,036
WPX Energy, Inc.
5.75%	06/01/26		5,000	5,000

				193,135

Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (United Kingdom)
7.25%(1)	05/15/24		14,000	14,525
Berry Global, Inc.
4.50%(1)	02/15/26		4,000	3,780
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26		2,000	1,908
Graphic Packaging International, Inc.
4.88%	11/15/22		8,000	8,060
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
6.29% (3 mo. USD LIBOR + 3.500%)(1),(2)	07/15/21		20,000	20,100
Sealed Air Corp.
5.50%(1)	09/15/25		14,000	14,350

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
Westrock Co.
4.65%(1)	03/15/26		$15,000	$15,470

				78,193

Pharmaceuticals — 0.9%
AbbVie, Inc.
4.50%	05/14/35		25,000	23,676
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25		25,000	24,508
Bausch Health Cos, Inc. (Canada)
5.50%(1)	11/01/25		14,000	13,965
5.88%(1)	05/15/23		6,000	5,895
Bayer US Finance II LLC
3.80%(1),(3)	12/15/23		50,000	48,898
CVS Health Corp.
5.05%	03/25/48		40,000	41,125

				158,067

Pipelines — 0.6%
Energy Transfer Partners LP
5.15%	03/15/45		50,000	45,757
Rockies Express Pipeline LLC
5.63%(1)	04/15/20		24,000	24,540
Sabine Pass Liquefaction LLC
5.75%	05/15/24		15,000	16,149
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%(1)	01/15/29		7,000	7,302

				93,748

REIT — 2.2%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		25,000	24,402
American Campus Communities Operating Partnership LP
3.35%	10/01/20		50,000	49,787
AvalonBay Communities, Inc.
3.22%(3)	01/15/21		40,000	39,729
GLP Capital LP / GLP Financing II, Inc.
5.30%	01/15/29		15,000	15,240
5.38%	04/15/26		25,000	25,596
HCP, Inc.
3.15%	08/01/22		50,000	48,812
Host Hotels & Resorts LP
5.25%	03/15/22		40,000	41,365
SL Green Operating Partnership LP
3.61%(3)	08/16/21		50,000	49,705
Welltower, Inc.
4.13%	04/01/19		70,000	70,039

				364,675

Retail — 0.5%
Alimentation Couche-Tard, Inc. (Canada)
2.70%(1)	07/26/22		10,000	9,742
Home Depot, Inc. (The)
3.90%	12/06/28		10,000	10,468
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.25%(1)	06/01/26		4,000	4,060
Rite Aid Corp.
6.13%(1)	04/01/23		12,000	10,170
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		60,000	57,776

				92,216

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom)
3.77% (3.766% to 03/08/23 then 3 mo. USD LIBOR +1.064%)(1),(2)	03/08/24		15,000	14,751

Software — 0.0%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%(1)	03/01/25		3,000	2,873

Telecommunications — 1.6%
AT&T, Inc.
3.40%	05/15/25		45,000	43,964
4.80%	06/15/44		44,000	41,248
Intelsat Jackson Holdings S. A (Luxembourg)
5.50%	08/01/23		3,000	2,745
8.50%(1)	10/15/24		6,000	6,066
9.75%(1)	07/15/25		9,000	9,416
Level 3 Financing, Inc.
5.38%	01/15/24		10,000	10,000
5.38%	05/01/25		5,000	4,938
Qwest Corp.
7.25%	09/15/25		14,000	14,736
Sprint Capital Corp.
6.88%	11/15/28		3,000	2,985
Sprint Communications, Inc.
7.00%(1)	03/01/20		6,000	6,187
Sprint Corp.
7.13%	06/15/24		2,000	2,051
7.63%	03/01/26		12,000	12,495
T-Mobile USA, Inc.
6.00%	04/15/24		24,000	24,660
Verizon Communications, Inc.
4.27%	01/15/36		55,000	53,220
5.25%	03/16/37		25,000	26,828

				261,539

Total Corporate Bonds (Cost: $3,533,228)				3,525,717

MUNICIPAL BOND — 0.2% (Cost: $40,000)
Alabama Economic Settlement Authority, Revenue Bond
4.26%	09/15/32		40,000	41,112

FOREIGN GOVERNMENT BONDS — 43.7%
Australia Government Bond
2.75%(4)	04/21/24	AUD	99,000	74,974
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	135,000	39,672
Bundesrepublik Deutschland (Germany)
1.25%(4)	08/15/48	EUR	33,000	42,870
Canadian Government Bond
0.50%	03/01/22	CAD	215,000	157,489
0.75%	03/01/21	CAD	416,000	310,212
Colombian TES
6.25%	11/26/25	COP	300,000,000	95,613
Czech Republic Government Bond
0.45%(4)	10/25/23	CZK	3,680,000	155,655
1.50%(4)	10/29/19	CZK	1,820,000	81,072
France Government Bond OAT
2.00%(4)	05/25/48	EUR	132,000	168,548
2.50%(4)	05/25/30	EUR	154,000	211,377
3.25%(4)	10/25/21	EUR	105,000	132,644

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
Indonesia Government International Bond
2.63%(4)	06/14/23	EUR	120,000	$145,556
Indonesia Treasury Bond
8.38%	03/15/24	IDR	1,550,000,000	113,240
Ireland Government Bond
0.90%(4)	05/15/28	EUR	186,000	217,065
1.30%(4)	05/15/33	EUR	65,000	75,251
Italy Buoni Ordinari del Tesoro BOT
0.00%(4),(5)	10/14/19	EUR	225,000	258,189
0.20%	10/15/20	EUR	235,000	269,356
4.50%	03/01/24	EUR	142,000	185,195
Japan Government Ten-Year Bond
1.00%	09/20/21	JPY	95,800,000	907,379
Japan Government Thirty-Year Bond
2.00%	03/20/42	JPY	54,900,000	666,160
Japan Government Twenty Year Bond
0.50%	09/20/36	JPY	8,700,000	81,933
Korea Treasury Bond
1.75%	12/10/20	KRW	75,000,000	67,343
1.88%	06/10/26	KRW	90,000,000	80,230
Malaysia Government Bond
4.64%	11/07/33	MYR	260,000	65,126
Mexico Government Bond (BONOS)
8.00%	12/07/23	MXN	1,100,000	57,245
Mexico Government International Bond
1.88%	02/23/22	EUR	100,000	118,513
Norway Government Bond
1.75%(4)	02/17/27	NOK	650,000	77,851
2.00%(4)	05/24/23	NOK	1,020,000	124,474
Peruvian Government International Bond
6.35%(4)	08/12/28	PEN	185,000	58,686
Poland Government Bond
3.25%	07/25/25	PLN	265,000	75,076
Portugal Obrigacoes do Tesouro OT
2.13%(4)	10/17/28	EUR	140,000	170,044
4.75%(4)	06/14/19	EUR	87,000	101,669
Slovenia Government Bond
1.00%(4)	03/06/28	EUR	83,000	96,314
South Africa Government Bond
7.75%	02/28/23	ZAR	1,165,000	87,880
Spain Government Bond
1.30%(4)	10/31/26	EUR	100,000	118,368
1.40%	01/31/20	EUR	131,000	152,892
2.35%(4)	07/30/33	EUR	40,000	49,545
2.75%(4)	10/31/24	EUR	192,000	248,638
2.90%(4)	10/31/46	EUR	128,000	164,480
United Kingdom Gilt
1.25%(4)	07/22/27	GBP	90,000	119,535
1.63%(4)	10/22/28	GBP	35,000	47,727
1.75%(4)	07/22/19	GBP	241,000	318,513
1.75%(4)	09/07/37	GBP	94,000	125,584
2.00%(4)	07/22/20	GBP	90,000	120,545
2.75%(4)	09/07/24	GBP	170,000	245,826

Total Foreign Government Bonds (Cost: $7,563,744)				7,281,554

ASSET-BACKED SECURITIES — 1.0%
Babson CLO, Ltd. (13-IA-AR)
3.56%(1),(3)	01/20/28		40,000	39,698
Educational Funding of the South, Inc. (11-1-A2)
3.42% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35		21,851	21,640
Magnetite XI, Ltd. (14-11A-A1R)
3.90% (3 mo. USD LIBOR + 1.120%)(1),(2)	01/18/27		20,000	20,003
Student Loan Consolidation Center (02-2-B2)
0.00% (28-Day Auction Rate)(1),(2),(5)	07/01/42		$50,000	40,175
Voya CLO, Ltd. (15-2A-AR)
3.74%(1),(3)	07/23/27		45,000	44,911

Total Asset-backed Securities (Cost: $166,057)				166,427

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.7%
Fannie Mae (14-M12-FA)
2.77% (1 mo. USD LIBOR + 0.300%)(2)	10/25/21		4,922	4,925
Fannie Mae (16-M2-X3) (I/O)
2.00%(3)	04/25/36		2,183,205	91,620
Fannie Mae (16-M4-X2) (I/O)
2.63%(3)	01/25/39		1,618,071	144,019
Freddie Mac Multifamily Structured Pass Through Certificates (K019-X1) (I/O)
1.63%(3)	03/25/22		3,392,959	145,558
FREMF Mortgage Trust (10-K6-AX2) (I/O)
0.10%(1),(3)	12/25/46		96,125,052	66,595

Total Commercial Mortgage-backed Securities — Agency (Cost: $454,497)				452,717

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.8%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)
1.19%(1),(3),(6)	04/11/37		1,180,487	15,014
Citigroup Commercial Mortgage Trust (14-GC23-XA) (I/O)
0.99%(3),(7)	07/10/47		1,079,603	45,169
COMM Mortgage Trust (12-CR4-XA) (I/O)
1.78%(3)	10/15/45		956,574	50,064
COMM Mortgage Trust (14-CR18-XA) (I/O)
1.15%(3)	07/15/47		4,513,302	160,771
GS Mortgage Securities Trust (13-GC12-XA) (I/O)
1.44%(3)	06/10/46		5,255,321	241,627
GS Mortgage Securities Trust (14-GC20-XA) (I/O)
1.06%(3)	04/10/47		1,445,873	55,516
JP Morgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O)
1.12%(3)	04/15/47		4,801,586	85,903
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)
0.52%(1),(3)	02/15/46		6,837,378	76,719
Morgan Stanley Bank of America Merrill Lynch Trust (13-C13-XA) (I/O)
1.00%(3)	11/15/46		4,586,096	179,712
Morgan Stanley Bank of America Merrill Lynch Trust (13-C9-XB) (I/O)
0.31%(1),(3)	05/15/46		10,000,000	130,732
Morgan Stanley Capital I Trust (15-420-A)
3.73%(1)	10/12/50		15,000	15,198
Morgan Stanley Capital I Trust (99-RM1-X) (I/O)
0.96%(1),(3),(6)	12/15/31		517,515	138
Wells Fargo Commercial Mortgage Trust (15-C26-XA) (I/O)
1.23%(3)	02/15/48		3,668,680	207,905
Wells Fargo Commercial Mortgage Trust (15-NXS1-XA) (I/O)
1.15%(3)	05/15/48		3,402,552	154,881
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39%(1)	06/15/44		3,088	3,091

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
WFRBS Commercial Mortgage Trust (14-LC14-XA) (I/O)
1.27%(3)	03/15/47	$874,287	$40,112

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $1,385,246)			1,462,552

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 7.2%
Fannie Mae (07-52-LS) (I/O) (I/F)
3.54% (-1.00 X 1 mo. USD LIBOR + 6.050%)(2)	06/25/37	76,431	7,758
Fannie Mae (08-18-SM) (I/O) (I/F)
4.49% (-1.00 X 1 mo. USD LIBOR + 7.000%)(2)	03/25/38	69,993	8,164
Fannie Mae (09-115-SB) (I/O) (I/F)
3.74% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	01/25/40	55,071	8,643
Fannie Mae (10-116-SE) (I/O) (I/F)
4.09% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	10/25/40	111,876	15,208
Fannie Mae, Pool #AB3679
3.50%	10/01/41	102,680	103,930
Fannie Mae, Pool #AB4045
3.50%	12/01/41	133,214	134,960
Fannie Mae, Pool #AT5914
3.50%	06/01/43	49,650	50,087
Fannie Mae, Pool #BD7081
4.00%	03/01/47	85,443	87,659
Fannie Mae, Pool #CA2208
4.50%	08/01/48	9,698	10,091
Fannie Mae, Pool #MA1527
3.00%	08/01/33	30,594	30,676
Fannie Mae, Pool #MA1652
3.50%	11/01/33	49,405	50,459
Freddie Mac (2990-ND) (I/F) (PAC)
10.52% (-2.54 X 1 mo. USD LIBOR + 16.891%)(2)	12/15/34	2,208	2,281
Freddie Mac (3439-SC) (I/O) (I/F)
3.39% (-1.00 X 1 mo. USD LIBOR + 5.900%)(2)	04/15/38	77,778	10,737
Freddie Mac, Pool #G08681
3.50%	12/01/45	73,990	74,598
Freddie Mac, Pool #G08698
3.50%	03/01/46	73,667	74,236
Freddie Mac, Pool #G08716
3.50%	08/01/46	73,438	74,024
Freddie Mac, Pool #G08721
3.00%	09/01/46	12,315	12,107
Freddie Mac, Pool #G08722
3.50%	09/01/46	7,426	7,486
Freddie Mac, Pool #G08732
3.00%	11/01/46	16,737	16,454
Freddie Mac, Pool #G08762
4.00%	05/01/47	84,260	86,414
Freddie Mac, Pool #G08833
5.00%	07/01/48	13,765	14,489
Freddie Mac, Pool #G18592
3.00%	03/01/31	9,336	9,369
Freddie Mac TBA, 15 Year
3.50%(8)	04/01/33	25,000	25,459
Ginnie Mae (11-146-EI) (I/O) (PAC)
5.00%	11/16/41	78,745	16,243
Ginnie Mae (11-69-GI) (I/O)
5.00%	05/16/40	118,856	7,993
Ginnie Mae (12-7-PI) (I/O) (PAC)
3.50%	01/20/38	56,640	1,282
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	43,125	43,740
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	6,409	6,499
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	30,712	31,143
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	32,234	33,818
Ginnie Mae II TBA, 30 Year
4.50%(8)	07/01/48	120,000	124,612
5.00%(8)	06/01/47	25,000	26,111

Total Residential Mortgage-backed Securities — Agency (Cost: $1,146,560)			1,206,730

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.7%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2)
3.19% (1 mo. USD LIBOR + 0.675%)(2)	05/25/35	48,501	48,883
Banc of America FundingTrust (05-C-A3)
2.81% (1 mo. USD LIBOR + 0.300%)(2)	05/20/35	51,137	50,266
BCMSC Trust (00-A-A4)
8.29%(3)	06/15/30	189,525	70,415
Bear Stearns ALT-A Trust (05-8-11A1)
3.05% (1 mo. USD LIBOR + 0.540%)(2)	10/25/35	65,133	63,154
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)
4.09%(3)	10/25/35	62,527	60,137
Green Tree Financial Corp. (98-6-A8)
6.66%(3)	06/01/30	20,325	21,169
JPMorgan Mortgage Trust (05-A6-7A1)
4.35%(3)	08/25/35	38,220	37,455
Lehman XS Trust (06-9-A1B)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	05/25/46	25,097	38,261
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)
2.84% (1 mo. USD LIBOR + 0.330%)(2),(9)	04/25/37	1,251,739	117,291
MortgageIT Trust (05-1-1A1)
3.15% (1 mo. USD LIBOR + 0.640%)(2)	02/25/35	52,520	52,356
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)
4.41%(3)	12/25/34	45,816	45,286
Structured Asset Mortgage Investments II Trust (05-AR6-2A1)
3.13% (1 mo. USD LIBOR + 0.310%)(2)	09/25/45	56,782	55,873
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)
3.89%(3)	05/25/36	176,421	119,851

Total Residential Mortgage-backed Securities — Non-agency (Cost: $756,078)			780,397

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount		Value
U.S. TREASURY SECURITY — 0.7% (Cost: $120,351)
U.S. Treasury Note
2.50%	01/31/24		$120,000	$120,351

Total Fixed Income Securities (Cost: $15,165,761)				15,037,557

		Shares
INVESTMENT COMPANIES — 2.2%
TCW Emerging Markets Income Fund — I Class(10)			46,582	374,523

Total Investment Companies (Cost: $374,263)				374,523

MONEY MARKET INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(11)			330,588	330,588

Total Money Market Investments (Cost: $330,588)				330,588

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 7.6%
FOREIGN GOVERNMENT BONDS — 4.4%
Japan Treasury Bill
0.00%(5)	03/18/19	JPY	9,100,000	83,633
0.00%(5)	03/11/19	JPY	45,000,000	413,552
0.00%(5)	02/25/19	JPY	25,000,000	229,737

Total Foreign Government Bonds (Cost: $698,858)				726,922

U.S. TREASURY SECURITIES — 3.2%
U.S. Treasury Bill
1.84%(12)	02/05/19		$155,000	154,961
2.12%(12)	02/12/19		46,000	45,968
4.61%(12),(13)	03/28/19		93,000	92,347
2.25%(12)	02/19/19		169,000	168,802
2.31%(12)	02/26/19		67,000	66,890

Total U.S. Treasury Securities (Cost: $528,960)				528,968

Total Short Term Investments (Cost: $1,227,818)				1,255,890

Total Investments (101.9%) (Cost: $17,098,430)				16,998,558

Liabilities In Excess Of Other Assets (-1.9%)				(316,258)
Net Assets (100.0%)				$16,682,300

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14)
State Street Bank & Trust Co.	AUD	90,000	04/26/19	$64,642	$65,698	$1,056
Citibank N.A.	BRL	130,000	08/28/19	32,704	35,160	2,456
State Street Bank & Trust Co.	CAD	55,000	04/26/19	41,911	41,964	53
Goldman Sachs & Co.	EUR	140,000	02/14/19	161,098	160,779	(319)
Goldman Sachs & Co.	EUR	365,000	04/26/19	418,623	421,752	3,129
Goldman Sachs & Co.	JPY	26,400,000	04/26/19	242,538	244,207	1,669
State Street Bank & Trust Co.	JPY	4,500,000	04/26/19	41,728	41,626	(102)
Citibank N.A.	KRW	75,000,000	04/26/19	66,696	67,573	877
Goldman Sachs & Co.	NOK	3,005,000	04/26/19	353,744	358,012	4,268
Goldman Sachs & Co.	PLN	510,000	04/26/19	135,839	137,657	1,818
Goldman Sachs & Co.	SEK	635,000	04/26/19	70,704	70,645	(59)

				$1,630,227	$1,645,073	$14,846

SELL (15)
Citibank N.A.	BRL	265,000	08/28/19	$62,097	$71,673	$(9,576)
Goldman Sachs & Co.	EUR	140,000	02/14/19	164,638	160,778	3,860
Goldman Sachs & Co.	EUR	140,000	10/11/19	164,528	164,080	448
State Street Bank & Trust Co.	GBP	65,000	04/26/19	85,608	85,861	(253)
Goldman Sachs & Co.	NOK	565,000	04/26/19	66,575	67,314	(739)

				$543,446	$549,706	$(6,260)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
8	2-Year U.S. Treasury Note Futures	03/29/19	$1,688,547	$1,698,625	$10,078
17	5-Year U.S. Treasury Note Futures	03/29/19	1,918,268	1,952,609	34,341
8	10-Year U.S. Treasury Note Futures	03/20/19	1,010,912	1,045,500	34,588
3	U.S. Ultra Long Bond Futures	03/20/19	457,718	483,375	25,657

			$5,075,445	$5,180,109	$104,664

CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.
AUD	-	Australian Dollar.
BRL	-	Brazilian Real.
CAD	-	Canadian Dollar.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
IDR	-	Indonesian Rupiah.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krona.
PEN	-	Peruvian Nuevo Sol.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
ZAR	-	South African Rand.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $1,171,343 or 7.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)

Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2019, the value of these securities amounted to $3,867,815 or 23.2% of net assets.

(5)	Security is not accruing interest.

(6)	Restricted security (Note 3).

(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Affiliated issuer.

(11)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(12)	Rate shown represents yield-to-maturity.

(13)	All or a portion of this security is held as collateral for open futures contracts.

(14)	Fund buys foreign currency, sells U.S. Dollar.

(15)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	January 31, 2019

The following is a summary of the TCW Global Bond Fund’s transactions in an affiliated fund during the quarter ended January 31, 2019:

Name of Affiliated Fund	Value at October 31, 2018 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held January 31, 2019	Value at January 31, 2019 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
TCW Emerging Markets Income Fund — I Class
	$356	$6	$—	46,582	$375	$5	$—	$—	$13

Total					$375	$5	$—	$—	$13

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Advertising	0.0	%*
Aerospace/Defense	0.4
Agriculture	0.1
Airlines	0.8
Asset-Backed Securities	1.0
Auto Manufacturers	0.9
Banks	3.8
Beverages	0.7
Biotechnology	0.5
Commercial Mortgage-Backed Securities — Agency	2.7
Commercial Mortgage-Backed Securities — Non-Agency	8.8
Commercial Services	0.2
Cosmetics/Personal Care	0.0	*
Diversified Financial Services	0.2
Electric	1.1
Electronics	0.0	*
Entertainment	0.1
Environmental Control	0.0	*
Food	0.4
Foreign Government Bonds	43.7
Forest Products & Paper	0.3
Healthcare-Products	0.2
Healthcare-Services	1.4
Household Products/Wares	0.1
Insurance	0.5
Internet	0.0	*
Investment Companies	2.2
Media	0.8
Miscellaneous Manufacturers	1.0
Municipal Bonds	0.2
Oil & Gas	1.2
Packaging & Containers	0.5
Pharmaceuticals	0.9
Pipelines	0.6
REIT	2.2
Residential Mortgage-Backed Securities — Agency	7.2
Residential Mortgage-Backed Securities — Non-Agency	4.7
Retail	0.5
Savings & Loans	0.1
Short Term Investments	7.6
Software	0.0	*
Telecommunications	1.6
U.S. Treasury Securities	0.7
Money Market Investments	2.0

Total	101.9%

*	Amount rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2019

Country	Percentage of Net Assets
Australia	0.4%
Bermuda	0.3
Brazil	0.2
Canada	3.0
Cayman Islands	0.7
Colombia	0.6
Czech Republic	1.4
France	3.1
Germany	0.3
Great Britain	6.5
Indonesia	1.6
Ireland	1.8
Italy	4.3
Japan	14.3
Luxembourg	0.1
Malaysia	0.4
Mexico	1.9
Netherlands	0.0 *
Norway	1.2
Peru	0.4
Poland	0.5
Portugal	1.6
Slovenia	0.6
South Africa	0.5
South Korea	0.9
Spain	4.4
United States	50.9

Total	101.9%

*	Amount rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,525,717	$—	$3,525,717
Municipal Bonds	—	41,112	—	41,112
Foreign Government Bonds	—	7,281,554	—	7,281,554
Asset-Backed Securities	—	166,427	—	166,427
Commercial Mortgage-Backed Securities — Agency	—	452,717	—	452,717
Commercial Mortgage-Backed Securities — Non-Agency	—	1,462,552	—	1,462,552
Residential Mortgage-Backed Securities — Agency	—	1,206,730	—	1,206,730
Residential Mortgage-Backed Securities — Non-Agency	—	663,106	117,291	780,397
U.S. Treasury Securities	—	120,351	—	120,351

Total Fixed Income Securities	—	14,920,266	117,291	15,037,557

Investment Companies	374,523	—	—	374,523
Money Market Investments	330,588	—	—	330,588
Short-Term Investments	528,968	726,922	—	1,255,890

Total Investments	1,234,079	15,647,188	117,291	16,998,558

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	19,634	—	19,634
Futures
Interest Rate Risk	104,664	—	—	104,664

Total Investments	$1,338,743	$15,666,822	$117,291	$17,122,856

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(11,048)	$—	$(11,048)

Total	$—	$(11,048)	$—	$(11,048)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 85.1% of Net Assets

BANK LOANS — 5.9%

Commercial Services — 1.5%
Mister Car Wash, Inc., Term Loan B
5.75% (3 mo. USD LIBOR + 3.250%)(1)	08/20/21	$32,255	$31,892
SBA Senior Finance II LLC, 2018 Term Loan B
4.50% (3 mo. USD LIBOR + 2.000%)(1)	04/11/25	74,625	73,397
Scientific Games International, Inc., 2018 Term Loan B5
5.25% (3 mo. USD LIBOR + 2.750%)(1)	08/14/24	32,715	31,764
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4
4.75% (3 mo. USD LIBOR + 2.500%)(1)	04/16/25	23,070	22,639
SS&C Technologies, Inc., 2018 Term Loan B3
4.75% (3 mo. USD LIBOR + 2.500%)(1)	04/16/25	59,979	58,858

			218,550

Electric — 0.7%
TEX Operations Co. LLC, Exit Term Loan B
4.50% (3 mo. USD LIBOR + 2.000%)(1)	08/04/23	35,910	35,416
Vistra Energy Corp., 1st Lien Term Loan B3
4.51% (3 mo. USD LIBOR + 2.000%)(1)	12/31/25	62,685	61,632

			97,048

Entertainment — 0.4%
Churchill Downs, Inc., 2017 Term Loan B
4.50% (3 mo. USD LIBOR + 2.000%)(1)	12/27/24	56,430	56,007

Food — 0.1%
Dhanani Group, Inc., 2018 Term Loan B
6.25% (3 mo. USD LIBOR +3.75%)(1)	07/20/25	14,925	14,608

Healthcare-Products — 0.1%
Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B
3.75% (3 mo. USD LIBOR + 3.750%)(1)	07/20/25	16,500	16,448

Healthcare-Services — 0.5%
BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan
6.75% (3 mo. USD LIBOR + 4.250%)(1)	03/18/24	12,773	12,437
BCPE Eagle Buyer LLC, 2017 2nd Lien Term Loan
10.50% (3 mo. USD LIBOR + 8.000%)(1)	03/17/25	13,000	12,566
Gentiva Health Services, Inc. 2018 1st Lien Term Loan
6.25% (3 mo. USD LIBOR + 3.750%)(1)	07/02/25	48,747	48,503

			73,506

Lodging — 0.2%
CityCenter Holdings LLC, 2017 Term Loan B
4.75% (3 mo. USD LIBOR + 2.500%)(1)	04/18/24	32,357	31,834

Pharmaceuticals — 0.4%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan
6.00% (3 mo. USD LIBOR + 3.500%)(1)	09/26/24	32,364	29,512
PharMerica Corp., 2nd Lien Term Loan
10.26% (3 mo. USD LIBOR + 7.750%)(1)	12/05/25	26,000	25,870

			55,382

Retail — 0.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3
4.75% (3 mo. USD LIBOR + 2.250%)(1)	02/16/24	88,609	87,308

Software — 1.3%
First Data Corp., 2017 Term Loan
4.52% (3 mo. USD LIBOR + 2.000%)(1)	07/08/22	25,094	25,025
First Data Corp., 2024 Term Loan
4.52% (3 mo. USD LIBOR + 2.000%)(1)	04/26/24	127,364	127,031
TierPoint LLC, 2017 1st Lien Term Loan
6.25% (3 mo. USD LIBOR + 3.750%)(1)	05/06/24	35,207	33,535

			185,591

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., 2017 Term Loan B5
6.63% (3 mo. USD LIBOR + 6.625%)(1)	01/02/24	14,000	14,061

Total Bank Loans (Cost: $861,795)			850,343

CORPORATE BONDS — 79.2%
Advertising — 0.6%
Clear Channel International BV (Netherlands)
8.75% (2)	12/15/20	68,000	69,445
Lamar Media Corp.
5.75%	02/01/26	21,000	21,735

			91,180

Aerospace/Defense — 0.2%
Bombardier, Inc. (Canada)
6.13% (2)	01/15/23	27,000	26,155

Airlines — 3.1%
American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC)
5.60% (2)	01/15/22	170,386	172,584
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	45,186	45,186
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)
6.72%	07/02/24	207,575	220,504

			438,274

Beverages — 0.2%
Bacardi, Ltd.
5.30% (2)	05/15/48	40,000	36,196

Chemicals — 0.5%
Axalta Coating Systems LLC
4.88% (2)	08/15/24	35,000	34,256
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada)
8.38% (2)	12/01/22	11,000	11,413
Valvoline, Inc.
4.38%	08/15/25	34,000	32,427

			78,096

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Coal — 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50% (2)	06/15/25	$18,000	$17,550

Commercial Services — 2.0%
Gartner, Inc.
5.13% (2)	04/01/25	8,000	7,980
IHS Markit, Ltd.
4.00% (2)	03/01/26	85,000	81,370
4.75% (2)	02/15/25	11,000	11,010
Matthews International Corp.
5.25% (2)	12/01/25	53,000	50,615
Service Corp. International
4.50%	11/15/20	92,000	91,885
4.63%	12/15/27	42,000	41,108

			283,968

Computers — 0.7%
EMC Corp.
2.65%	06/01/20	100,000	98,750

Diversified Financial Services — 0.2%
International Lease Finance Corp.
6.25%	05/15/19	26,000	26,224

Electrical Components & Equipment — 1.0%
Energizer Holdings, Inc.
6.38% (2)	07/15/26	34,000	33,150
7.75% (2)	01/15/27	102,000	105,351

			138,501

Electronics — 0.4%
Itron, Inc.
5.00% (2)	01/15/26	61,000	58,313

Entertainment — 1.3%
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25% (2)	10/15/25	36,000	33,885
Churchill Downs, Inc.
4.75% (2)	01/15/28	40,000	38,550
Delta Merger Sub, Inc.
6.00% (2)	09/15/26	45,000	44,831
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.13% (2)	08/15/21	42,000	42,000
WMG Acquisition Corp.
5.50% (2)	04/15/26	27,000	26,629

			185,895

Environmental Control — 2.0%
Clean Harbors, Inc.
5.13%	06/01/21	138,000	137,914
Covanta Holding Corp.
5.88%	07/01/25	14,000	13,772
6.00%	01/01/27	36,000	34,470
GFL Environmental, Inc. (Canada)
5.38% (2)	03/01/23	47,000	44,180
Waste Pro USA, Inc.
5.50% (2)	02/15/26	58,000	56,550

			286,886

Food — 2.6%
B&G Foods, Inc.
4.63%	06/01/21	72,000	72,652
Chobani LLC / Chobani Finance Corp., Inc.
7.50% (2)	04/15/25	39,000	33,540
Kraft Heinz Foods Co.
4.88% (2)	02/15/25	50,000	51,047
Nathan’s Famous, Inc.
6.63% (2)	11/01/25	15,000	14,625
Pilgrim’s Pride Corp.
5.88% (2)	09/30/27	48,000	46,440
Post Holdings, Inc.
5.50% (2)	03/01/25	50,000	50,010
5.63% (2)	01/15/28	103,000	99,136

			367,450

Healthcare-Products — 1.4%
Hill-Rom Holdings, Inc.
5.75% (2)	09/01/23	58,000	59,885
Hologic, Inc.
4.63% (2)	02/01/28	60,000	58,089
Teleflex, Inc.
4.63%	11/15/27	80,000	77,646
4.88%	06/01/26	3,000	3,004

			198,624

Healthcare-Services — 9.0%
Acadia Healthcare Co., Inc.
6.50%	03/01/24	62,000	61,380
Catalent Pharma Solutions, Inc.
4.88% (2)	01/15/26	65,000	63,375
Centene Corp.
4.75%	01/15/25	46,000	46,748
5.38% (2)	06/01/26	26,000	26,878
5.63%	02/15/21	146,000	148,555
CHS / Community Health Systems, Inc.
5.13%	08/01/21	8,000	7,732
6.25%	03/31/23	47,000	45,061
HCA, Inc.
5.88%	02/01/29	239,000	250,651
6.50%	02/15/20	92,000	94,760
Molina Healthcare, Inc.
4.88% (2)	06/15/25	60,000	59,025
5.38%	11/15/22	40,000	41,000
MPH Acquisition Holdings LLC
7.13% (2)	06/01/24	12,000	11,946
Tenet Healthcare Corp.
4.38%	10/01/21	20,000	20,050
4.50%	04/01/21	123,000	123,769
4.63%	07/15/24	33,000	32,447
4.75%	06/01/20	191,000	192,432
WellCare Health Plans, Inc.
5.25%	04/01/25	68,000	69,275

			1,295,084

Holding Companies - Diversified — 0.2%
Trident Merger Sub, Inc.
6.63% (2)	11/01/25	30,000	28,050

Household Products/Wares — 0.9%
Central Garden & Pet Co.
5.13%	02/01/28	63,000	58,905
Spectrum Brands, Inc.
5.75%	07/15/25	12,000	11,854
6.13%	12/15/24	16,000	16,000
6.63%	11/15/22	37,000	38,017

			124,776

Internet — 0.5%
Zayo Group LLC / Zayo Capital, Inc.
5.75% (2)	01/15/27	75,000	72,652

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Iron & Steel — 0.1%
Big River Steel LLC / BRS Finance Corp.
7.25% (2)	09/01/25	$19,000	$19,998

Lodging — 0.7%
Boyd Gaming Corp.
6.00%	08/15/26	48,000	48,180
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25% (2)	05/15/27	24,000	22,500
5.50% (2)	03/01/25	24,000	23,430

			94,110

Machinery-Diversified — 0.1%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.75% (2)	04/15/26	16,000	14,080

Media — 10.4%
Altice France S.A. (France)
7.38% (2)	05/01/26	90,000	86,962
AMC Networks, Inc.
4.75%	08/01/25	28,000	27,356
Cable One, Inc.
5.75% (2)	06/15/22	97,000	98,819
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% (2)	05/01/27	48,000	46,437
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%	02/15/28	198,000	183,656
CSC Holdings LLC
5.38% (2)	02/01/28	200,000	192,750
6.50% (2)	02/01/29	200,000	203,000
8.63%	02/15/19	108,000	108,405
DISH DBS Corp.
5.88%	11/15/24	10,000	8,325
7.75%	07/01/26	10,000	8,638
DISH Network Corp.
3.38%	08/15/26	44,000	37,488
EW Scripps Co. (The)
5.13% (2)	05/15/25	32,000	30,680
Midcontinent Communications & Finance Co.
6.88% (2)	08/15/23	45,000	46,532
Radiate Holdco LLC / Radiate Finance, Inc.
6.88% (2)	02/15/23	14,000	13,528
Sinclair Television Group, Inc.
6.13%	10/01/22	82,000	83,947
Sirius XM Radio, Inc.
3.88% (2)	08/01/22	208,000	206,970
TEGNA, Inc.
5.13%	10/15/19	75,000	75,188
Univision Communications, Inc.
5.13% (2)	02/15/25	33,000	30,155

			1,488,836

Miscellaneous Manufacturers — 0.6%
General Electric Co.
3.10% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	36,000	26,613
6.00%	08/07/19	65,000	65,924

			92,537

Oil & Gas — 6.0%
Antero Resources Corp.
5.00%	03/01/25	62,000	60,140
5.13%	12/01/22	15,000	15,037
5.63%	06/01/23	60,000	60,600
Centennial Resource Production LLC
5.38% (2)	01/15/26	22,000	21,340
CrownRock LP / CrownRock Finance, Inc.
5.63% (2)	10/15/25	13,000	12,513
Diamondback Energy, Inc.
4.75% (2)	11/01/24	11,000	11,055
4.75%	11/01/24	6,000	6,030
5.38%	05/31/25	43,000	44,290
Endeavor Energy Resources LP / EER Finance, Inc.
5.75% (2)	01/30/28	23,000	24,552
Ensco PLC (United Kingdom)
7.75%	02/01/26	35,000	28,284
EQT Corp.
3.90%	10/01/27	65,000	58,976
Gulfport Energy Corp.
6.38%	05/15/25	4,000	3,805
Matador Resources Co.
5.88%	09/15/26	55,000	55,000
Newfield Exploration Co.
5.38%	01/01/26	75,000	77,250
5.75%	01/30/22	46,000	47,897
Parsley Energy LLC / Parsley Finance Corp.
5.25% (2)	08/15/25	48,000	47,760
5.38% (2)	01/15/25	13,000	12,968
Range Resources Corp.
4.88%	05/15/25	42,000	38,115
5.00%	03/15/23	33,000	31,672
Seven Generations Energy, Ltd. (Canada)
5.38% (2)	09/30/25	31,000	29,948
Sunoco LP / Sunoco Finance Corp.
5.88%	03/15/28	60,000	58,950
Transocean Pontus, Ltd.
6.13% (2)	08/01/25	36,000	36,336
Transocean Poseidon, Ltd.
6.88% (2)	02/01/27	27,000	27,486
WPX Energy, Inc.
5.25%	09/15/24	19,000	18,715
5.75%	06/01/26	26,000	26,000

			854,719

Oil & Gas Services — 1.3%
Transocean Proteus, Ltd.
6.25% (2)	12/01/24	138,400	139,781
USA Compression Partners LP / USA Compression Finance Corp.
6.88%	04/01/26	53,000	53,265

			193,046

Packaging & Containers — 6.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)
4.25% (2)	09/15/22	200,000	198,460
Ball Corp.
4.00%	11/15/23	92,000	92,460
4.38%	12/15/20	45,000	45,731
Berry Global, Inc.
4.50% (2)	02/15/26	55,000	51,975
Berry Plastics Corp.
5.13%	07/15/23	34,000	34,223
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	53,000	50,549
Graphic Packaging International, Inc.
4.88%	11/15/22	50,000	50,375
Multi-Color Corp.
4.88% (2)	11/01/25	47,000	44,767

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
6.29% (3 mo. USD LIBOR + 3.500%)(1),(2)	07/15/21	$234,000	$235,170
Sealed Air Corp.
5.25% (2)	04/01/23	62,000	63,395
5.50% (2)	09/15/25	37,000	37,925
Silgan Holdings, Inc.
4.75%	03/15/25	27,000	26,055

			931,085

Pharmaceuticals — 2.3%
Bausch Health Cos, Inc. (Canada)
5.50% (2)	11/01/25	179,000	178,552
5.88% (2)	05/15/23	46,000	45,195
Elanco Animal Health, Inc.
3.91% (2)	08/27/21	66,000	66,125
4.90% (2)	08/28/28	42,000	43,557

			333,429

Pipelines — 6.9%
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	11,000	11,138
Energy Transfer LP
5.50%	06/01/27	95,000	98,800
5.88%	01/15/24	38,000	40,517
Energy Transfer Operating LP
6.25%	04/15/49	115,000	122,545
Kinder Morgan Energy Partners LP
2.65%	02/01/19	113,000	113,000
NGPL PipeCo LLC
4.38% (2)	08/15/22	79,000	80,054
Rockies Express Pipeline LLC
5.63% (2)	04/15/20	129,000	131,902
6.88% (2)	04/15/40	58,000	62,350
Sabine Pass Liquefaction LLC
5.63%	03/01/25	60,000	64,631
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88% (2)	04/15/26	27,000	27,373
6.88% (2)	01/15/29	99,000	103,265
TransMontaigne Partners LP / TLP Finance Corp.
6.13%	02/15/26	55,000	50,462
Williams Cos., Inc. (The)
3.70%	01/15/23	37,000	36,973
4.55%	06/24/24	42,000	43,445

			986,455

REIT — 1.1%
GLP Capital LP / GLP Financing II, Inc.
4.88%	11/01/20	63,000	63,812
5.75%	06/01/28	35,000	36,613
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	40,000	37,200
5.63%	05/01/24	17,000	17,532

			155,157

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc. (Canada)
4.25% (2)	05/15/24	47,000	45,590
Cumberland Farms, Inc.
6.75% (2)	05/01/25	22,000	22,412
IRB Holding Corp.
6.75% (2)	02/15/26	16,000	15,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.75% (2)	06/01/27	24,000	23,310
5.25% (2)	06/01/26	157,000	159,355
Party City Holdings, Inc.
6.63% (2)	08/01/26	45,000	43,875
Rite Aid Corp.
6.13% (2)	04/01/23	130,000	110,175

			419,717

Software — 0.8%
CDK Global, Inc.
3.80%	10/15/19	69,000	69,000
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% (2)	03/01/25	32,000	30,640
MSCI, Inc.
5.75% (2)	08/15/25	12,000	12,465

			112,105

Telecommunications — 12.3%
Frontier Communications Corp.
7.13%	01/15/23	122,000	74,115
8.50% (2)	04/01/26	23,000	20,924
Intelsat Jackson Holdings S. A. (Luxembourg)
5.50%	08/01/23	251,000	229,665
9.75% (2)	07/15/25	37,000	38,711
Level 3 Financing, Inc.
5.25%	03/15/26	63,000	61,286
5.38%	01/15/24	40,000	40,000
5.38%	05/01/25	58,000	57,275
6.13%	01/15/21	37,000	37,196
Qwest Corp.
6.75%	12/01/21	118,000	126,113
6.88%	09/15/33	110,000	103,934
7.25%	09/15/25	50,000	52,630
Sprint Communications, Inc.
7.00% (2)	03/01/20	69,000	71,156
Sprint Corp.
7.13%	06/15/24	77,000	78,973
7.63%	02/15/25	220,000	230,516
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74% (2)	09/20/29	166,000	166,207
T-Mobile USA, Inc.
4.75%	02/01/28	191,000	183,599
6.50%	01/15/24	176,000	182,380
T-Mobile USA, Inc. (Contingent payment)
4.50% (3)	02/01/26	95,000	—
4.75% (3)	02/01/28	141,000	—
6.50% (3)	01/15/24	170,000	—
Windstream Services LLC / Windstream Finance Corp.
9.00% (2)	06/30/25	6,000	4,530

			1,759,210

Trucking & Leasing — 0.3%
Avolon Holdings Funding, Ltd.
5.13% (2)	10/01/23	45,000	45,796

Total Corporate Bonds (Cost: $11,326,325)			11,352,904

Total Fixed Income Securities (Cost: $12,188,120)			12,203,247

		Shares
COMMON STOCK — 0.3% (Cost: $327,224)
Electric — 0.3%
Homer City Holdings LLC — Series A(3),(4)		5,610	47,685

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues		Shares	Value
Total Common Stock (Cost: $327,224)			$47,685

MONEY MARKET INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32% (5)		97,815	97,815

Total Money Market Investments (Cost: $97,815)			97,815

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 10.6%

U.S. TREASURY SECURITIES — 10.6%
U.S. Treasury Bill
2.37% (6),(7)	03/28/19	$31,000	30,887
2.25% (6)	02/19/19	243,000	242,715
2.14% (6)	02/12/19	679,000	678,521
2.29% (6)	02/26/19	78,000	77,873
1.82% (6)	02/05/19	497,000	496,876

Total U.S. Treasury Securities (Cost: $1,526,848)			1,526,872

Total Short Term Investments (Cost: $1,526,848)			1,526,872

Total Investments (96.7%) (Cost: $14,140,007)			13,875,619
Excess Of Other Assets Over Liabilities (3.3%)			467,689

Net Assets (100.0%)			$14,343,308

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Credit Default Swaps — Buy Protection

Notional Amount (8)	Implied Credit Spread (9)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized (Depreciation)	Premium Paid	Value (10)
OTC Swaps
$250,000.4331%		3/20/19	Goldman Sachs International	Arconic, Inc.	1.0%	Quarterly	$(494)	$216	$(278)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
7	2-Year U.S. Treasury Note Futures	03/29/19	$1,476,357	$1,486,297	$9,940
8	5-Year U.S. Treasury Note Futures	03/29/19	915,126	918,875	3,749

			$2,391,483	$2,405,172	$13,689

Short Futures
3	10-Year U.S. Treasury Note Futures	03/20/19	$(382,869)	$(392,063)	$(9,194)

EETC	-	Enhanced Equipment Trust Certificate.
OTC	-	Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $5,256,502 or 36.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing security.

(5)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(6)	Rate shown represents yield-to-maturity.

(7)	All or a portion of this security is held as collateral for open futures contracts.

(8)	The maximum potential amount the Fund could receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(9)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(10)

The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	0.2
Airlines	3.1
Beverages	0.2
Chemicals	0.5
Coal	0.1
Commercial Services	3.5
Computers	0.7
Diversified Financial Services	0.2
Electric	1.0
Electrical Components & Equipment	1.0
Electronics	0.4
Entertainment	1.7
Environmental Control	2.0
Food	2.7
Healthcare-Products	1.5
Healthcare-Services	9.5
Holding Companies — Diversified	0.2
Household Products/Wares	0.9
Internet	0.5
Iron & Steel	0.1
Lodging	0.9
Machinery-Diversified	0.1
Media	10.4
Miscellaneous Manufacturers	0.6
Oil & Gas	6.0
Oil & Gas Services	1.3
Packaging & Containers	6.5
Pharmaceuticals	2.7
Pipelines	6.9
REIT	1.1
Retail	3.5
Short Term Investments	10.6
Software	2.1
Telecommunications	12.4
Trucking & Leasing	0.3
Money Market Investments	0.7

Total	96.7%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$850,343	$—	$850,343
Corporate Bonds*	—	11,352,904	—	11,352,904

Total Fixed Income Securities	—	12,203,247	—	12,203,247

Equity Securities
Common Stock*	—	—	47,685	47,685
Money Market Investments	97,815	—	—	97,815
Short-Term Investments	1,526,872	—	—	1,526,872

Total Investments	1,624,687	12,203,247	47,685	13,875,619

Asset Derivatives
Futures
Interest Rate Risk	13,689	—	—	13,689

Total Investments	$1,638,376	$12,203,247	$47,685	$13,889,308

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(278)	$—	$(278)
Futures
Interest Rate Risk	(9,194)	—	—	(9,194)

Total	$(9,194)	$(278)	$—	$(9,472)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 94.4% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 5.3%
Fannie Mae, Pool #468764
4.16%	07/01/21	$45,000	$46,281
Fannie Mae, Pool #464321
4.36%	01/01/20	43,481	43,772
Fannie Mae (15-M10-FA)
2.72% (1 mo. USD LIBOR + 0.250%)(1)	03/25/19	882	881
Freddie Mac Multifamily Structured Pass-Through Certificates (J15F-A1)
2.36%	07/25/20	20,190	20,125
Freddie Mac Multifamily Structured Pass-Through Certificates (J22F-A1)
3.45%	05/25/23	34,536	35,126
Freddie Mac Multifamily Structured Pass-Through Certificates (K003-A5)
5.09%	03/25/19	8,906	8,894
Freddie Mac Multifamily Structured Pass-Through Certificates (K004-A1)
3.41%	05/25/19	48,051	48,002
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O)
0.23% (2)	04/25/23	900,384	7,862
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X1) (I/O)
0.45% (2)	01/25/25	353,222	8,251
Freddie Mac Multifamily Structured Pass-Through Certificates (K056-XAM) (I/O)
1.15% (2)	05/25/26	100,000	7,601
Freddie Mac Multifamily Structured Pass-Through Certificates (KF04-A)
2.81% (1 mo. USD LIBOR + 0.310%)(1)	06/25/21	8,882	8,870
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A)
3.15% (1 mo. USD LIBOR + 0.650%)(1)	01/25/23	12,309	12,323
Freddie Mac Multifamily Structured Pass-Through Certificates (KP02-A2)
2.36% (2)	04/25/21	31,218	31,088
Freddie Mac Multifamily Structured Pass-Through Certificates (KP03-A2)
1.78%	07/25/19	30,544	30,394
Freddie Mac Multifamily Structured Pass-Through Certificates (KP04-AG1)
2.72% (2)	07/25/20	55,000	54,989
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)
0.65% (2)	09/25/25	250,000	9,678

Total Commercial Mortgage-backed Securities — Agency (Cost: $373,754)			374,137

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.2%
BANK (17-BNK8-XA) (I/O)
0.75% (2)	11/15/50	298,689	15,627
COMM Mortgage Trust (13-CR7-XA) (I/O)
1.24% (2)	03/10/46	274,813	10,912
Four Times Square Trust Commercial Mortgage Pass-Through Certificates (06-4TS-A)
5.40% (3)	12/13/28	9,505	9,892
JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S)
5.24% (3)	05/15/47	5,579	5,555
JPMorgan Chase Commercial Mortgage Securities Trust (12-HSBC-A)
3.09% (3)	07/05/32	9,654	9,682
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)
1.35% (2)	02/15/46	281,344	12,523
Wells Fargo Commercial Mortgage Trust (15-NXS3-XA) (I/O)
1.15% (2)	09/15/57	194,655	8,492
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)
1.88% (2),(3)	11/15/45	146,669	8,544
WFRBS Commercial Mortgage Trust (13-C12-XA) (I/O)
1.27% (2),(3)	03/15/48	149,875	6,143

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $86,083)			87,370

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 16.3%
Fannie Mae (03-11-FA)
3.51% (1 mo. USD LIBOR + 1.000%)(1)	09/25/32	16,447	16,761
Fannie Mae (03-52-NF)
2.91% (1 mo. USD LIBOR + 0.400%)(1)	06/25/23	16,956	16,970
Fannie Mae (05-114-PF) (PAC)
2.89% (1 mo. USD LIBOR + 0.375%)(1)	08/25/35	29,630	29,641
Fannie Mae (06-60-DF)
2.94% (1 mo. USD LIBOR + 0.430%)(1)	04/25/35	23,110	23,185
Fannie Mae (06-84-WF) (PAC)
2.81% (1 mo. USD LIBOR + 0.300%)(1)	02/25/36	7,800	7,798
Fannie Mae (07-64-FA)
2.98% (1 mo. USD LIBOR + 0.470%)(1)	07/25/37	34,463	34,756
Fannie Mae (07-67-FA)
2.76% (1 mo. USD LIBOR + 0.250%)(1)	04/25/37	15,319	15,321
Fannie Mae (08-15-JN)
4.50%	02/25/23	8,162	8,203
Fannie Mae (08-24-PF) (PAC)
3.16% (1 mo. USD LIBOR + 0.650%)(1)	02/25/38	23,525	23,652
Fannie Mae (08-47-PF) (PAC)
3.01% (1 mo. USD LIBOR + 0.500%)(1)	06/25/38	520	520
Fannie Mae (09-33-FB)
3.33% (1 mo. USD LIBOR + 0.820%)(1)	03/25/37	25,103	25,531
Fannie Mae (11-124-DF)
2.96% (1 mo. USD LIBOR + 0.450%)(1)	08/25/40	14,345	14,378
Fannie Mae (11-75-HP) (PAC)
2.50%	07/25/40	31,644	31,387
Fannie Mae (12-93-GF) (PAC)
2.76% (1 mo. USD LIBOR + 0.250%)(1)	07/25/40	54,579	54,375
Fannie Mae, Pool #254548
5.50%	12/01/32	13,428	14,441
Fannie Mae, Pool #600187
7.00%	07/01/31	28,009	30,585

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Fannie Mae, Pool #995364
6.00%	10/01/38	$14,710	$16,047
Fannie Mae, Pool #AL0851
6.00%	10/01/40	7,890	8,729
Freddie Mac (2550-FI) (TAC)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	11/15/32	40,652	40,601
Freddie Mac (2763-FC)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	5,563	5,564
Freddie Mac (2764-OE) (PAC)
4.50%	03/15/19	95	95
Freddie Mac (2990-DE)
2.89% (1 mo. USD LIBOR + 0.380%)(1)	11/15/34	21,827	21,873
Freddie Mac (3071-TF) (PAC)
2.81% (1 mo. USD LIBOR + 0.300%)(1)	04/15/35	41,257	41,301
Freddie Mac (3139-FL) (PAC)
2.81% (1 mo. USD LIBOR + 0.300%)(1)	01/15/36	21,584	21,579
Freddie Mac (3172-FK)
2.96% (1 mo. USD LIBOR + 0.450%)(1)	08/15/33	8,282	8,287
Freddie Mac (3196-FA) (PAC)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	46,283	46,298
Freddie Mac (3300-FA)
2.81% (1 mo. USD LIBOR + 0.300%)(1)	08/15/35	41,650	41,558
Freddie Mac (3318-F)
2.76% (1 mo. USD LIBOR + 0.250%)(1)	05/15/37	49,166	49,061
Freddie Mac (3335-FT)
2.66% (1 mo. USD LIBOR + 0.150%)(1)	08/15/19	8	8
Freddie Mac (3645-EH)
3.00%	12/15/20	11,585	11,546
Freddie Mac (3767-JF) (PAC)
2.81% (1 mo. USD LIBOR + 0.300%)(1)	02/15/39	40,934	41,028
Freddie Mac (3828-TF)
2.91% (1 mo. USD LIBOR + 0.400%)(1)	04/15/29	26,750	26,761
Freddie Mac (3879-MF)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	09/15/38	29,612	29,703
Freddie Mac (3940-PF) (PAC)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	05/15/40	58,042	58,136
Freddie Mac (3946-FG) (PAC)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	10/15/39	26,471	26,474
Freddie Mac (4231-FD)
2.86% (1 mo. USD LIBOR + 0.350%)(1)	10/15/32	69,236	69,263
Freddie Mac (263-F5)
3.01% (1 mo. USD LIBOR + 0.500%)(1)	06/15/42	51,369	51,566
Ginnie Mae (12-13-KF)
2.80% (1 mo. USD LIBOR + 0.300%)(1)	07/20/38	28,151	28,129
Ginnie Mae II, Pool #80022
3.13% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	12/20/26	14,652	15,065
Ginnie Mae II, Pool #80636
3.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	09/20/32	10,442	10,766
Ginnie Mae II, Pool #80757
3.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	10/20/33	7,775	7,740
Ginnie Mae II, Pool #80797
3.38% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	01/20/34	51,256	53,204
Ginnie Mae II, Pool #80937
3.63% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	06/20/34	19,720	20,400
NCUA Guaranteed Notes (10-R1-1A)
2.97% (1 mo. USD LIBOR + 0.450%)(1)	10/07/20	54,304	54,294

Total Residential Mortgage-backed Securities — Agency (Cost: $1,149,027)			1,152,580

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.2%
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)
4.25% (2)	11/25/32	59,910	60,753
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
3.51% (1 mo. USD LIBOR + 1.000%)(1)	08/25/34	17,579	17,181
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
3.41% (1 mo. USD LIBOR + 0.900%)(1)	07/25/34	6,824	6,819
Residential Accredit Loans, Inc. (02-QS16-A2)
3.06% (1 mo. USD LIBOR + 0.55%)(1),(4)	10/25/17	83	84

Total Residential Mortgage-backed Securities — Non-agency (Cost: $82,231)			84,837

CORPORATE BONDS — 29.9%
Aerospace/Defense — 0.9%
BAE Systems Holdings, Inc.
6.38% (3)	06/01/19	20,000	20,204
L3 Technologies, Inc.
4.95%	02/15/21	15,000	15,424
United Technologies Corp.
3.28% (3 mo. USD LIBOR + 0.650%)(1)	08/16/21	25,000	25,002

			60,630

Agriculture — 0.4%
BAT Capital Corp.
2.76%	08/15/22	30,000	29,186

Airlines — 0.3%
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	24,361	24,361

Auto Manufacturers — 1.1%
BMW US Capital LLC
3.18% (3 mo. USD LIBOR + 0.380%)(1),(3)	04/06/20	30,000	29,980

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Ford Motor Credit Co. LLC
2.46%	03/27/20	$25,000	$24,579
2.60%	11/04/19	25,000	24,849

			79,408

Banks — 10.3%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.66%)(1)	07/21/21	100,000	98,974
2.74%	01/23/22	25,000	24,810
7.63	06/01/19	15,000	15,228
Bank of New York Mellon Corp. (The)
2.20%	05/15/19	25,000	24,971
Citigroup, Inc.
2.45%	01/10/20	25,000	24,893
2.50%	07/29/19	25,000	24,960
2.90%	12/08/21	25,000	24,879
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	40,000	39,921
JPMorgan Chase & Co.
3.42% (3 mo. USD LIBOR + 0.68%)(1)	06/01/21	75,000	75,190
JPMorgan Chase Bank NA
3.09% (3.086% until 4/26/20 then 3 mo. USD LIBOR +0.35%)	04/26/21	50,000	49,929
Lloyds Bank PLC (United Kingdom)
5.80% (3)	01/13/20	30,000	30,710
Morgan Stanley
3.17% (3 mo. USD LIBOR + 0.55%)(1)	02/10/21	30,000	29,987
3.41% (3 mo. USD LIBOR + 0.800%)(1)	02/14/20	30,000	30,000
7.30%	05/13/19	60,000	60,743
Santander UK PLC (United Kingdom)
2.50%	03/14/19	30,000	29,997
Wells Fargo & Co.
2.15%	01/30/20	40,000	39,733
2.63%	07/22/22	5,000	4,886
Wells Fargo Bank N.A.
2.40%	01/15/20	100,000	99,515

			729,326

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19	25,000	25,751
Constellation Brands, Inc.
2.00%	11/07/19	25,000	24,800
Molson Coors Brewing Co.
2.25%	03/15/20	15,000	14,844

			65,395

Commercial Services — 0.4%
IHS Markit, Ltd.
5.00% (3)	11/01/22	25,000	25,667

Computers — 0.7%
Apple, Inc.
1.70%	02/22/19	30,000	29,985
Dell International LLC / EMC Corp.
3.48% (3)	06/01/19	20,000	20,008

			49,993

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	25,000	25,046
Air Lease Corp.
3.50%	01/15/22	30,000	29,782
GE Capital International Funding Co. Unlimited Co. (Ireland)
2.34%	11/15/20	30,000	29,306

			84,134

Electric — 0.6%
Jersey Central Power & Light Co.
7.35%	02/01/19	40,000	40,000

Food — 1.4%
Campbell Soup Co.
3.29% (3 mo. USD LIBOR + 0.500%)(1)	03/16/20	15,000	14,922
Conagra Brands, Inc.
3.30% (3 mo. USD LIBOR + 0.500%)(1)	10/09/20	25,000	24,799
Danone SA
1.69% (3)	10/30/19	20,000	19,796
Mondelez International Holdings Netherlands BV
1.63% (3)	10/28/19	25,000	24,720
Tyson Foods, Inc.
3.10% (3 mo. USD LIBOR + 0.45%)(1)	08/21/20	15,000	14,900

			99,137

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (3)	11/15/19	20,000	19,939

Healthcare-Products — 0.7%
Becton Dickinson and Co.
3.68% (3 mo. USD LIBOR + 0.875%)(2)	12/29/20	20,000	19,917
Boston Scientific Corp.
6.00%	01/15/20	15,000	15,399
Zimmer Biomet Holdings, Inc.
3.55% (3 mo. USD LIBOR + 0.75%)(1)	03/19/21	15,000	14,947

			50,263

Healthcare-Services — 1.3%
Anthem, Inc.
2.25%	08/15/19	25,000	24,934
Fresenius Medical Care US Finance II, Inc.
5.63% (3)	07/31/19	25,000	25,247
Humana, Inc.
2.50%	12/15/20	15,000	14,840
Sutter Health
2.29%	08/15/53	25,000	24,504

			89,525

Housewares — 0.3%
Newell Brands, Inc.
2.60%	03/29/19	20,000	19,985

Insurance — 0.4%
Allstate Corp. (The)
3.23% (3 mo. USD LIBOR + 0.43%)(1)	03/29/21	25,000	24,857

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Media — 0.1%
Discovery Communications LLC
2.80% (3)	06/15/20	$10,000	$9,922

Miscellaneous Manufacturers — 0.9%
General Electric Co.
2.20%	01/09/20	45,000	44,596
4.65%	10/17/21	15,000	15,272

			59,868

Packaging & Containers — 0.7%
Bemis Co., Inc.
6.80%	08/01/19	20,000	20,339
WestRock RKT Co.
4.45%	03/01/19	30,000	30,030

			50,369

Pharmaceuticals — 0.5%
Bayer US Finance II LLC
2.13% (3)	07/15/19	20,000	19,949
Bayer US Finance LLC
2.38% (3)	10/08/19	15,000	14,930

			34,879

REIT — 5.0%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20	25,000	24,911
American Campus Communities Operating Partnership LP
3.35%	10/01/20	20,000	19,915
American Tower Corp.
3.40%	02/15/19	25,000	25,003
Camden Property Trust (REIT)
2.95%	12/15/22	25,000	24,503
GLP Capital LP / GLP Financing II, Inc.
4.38%	04/15/21	10,000	10,085
4.88%	11/01/20	15,000	15,193
HCP, Inc.
4.00%	12/01/22	25,000	25,170
Healthcare Trust of America Holdings LP
3.38%	07/15/21	30,000	29,897
Host Hotels & Resorts LP
6.00%	10/01/21	15,000	15,720
National Retail Properties, Inc.
3.80%	10/15/22	15,000	15,131
SL Green Operating Partnership LP
3.61% (3 mo. USD LIBOR + 0.98%)(1)	08/16/21	40,000	39,765
UDR, Inc.
3.70%	10/01/20	35,000	35,181
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	25,000	24,841
VEREIT Operating Partnership LP
3.00%	02/06/19	20,000	19,999
Welltower, Inc.
4.13%	04/01/19	30,000	30,017

			355,331

Retail — 0.6%
Alimentation Couche-Tard, Inc. (Canada)
2.35% (3)	12/13/19	20,000	19,859
Dollar Tree, Inc.
3.47% (3 mo. USD LIBOR + 0.700%)(1)	04/17/20	25,000	24,903

			44,762

Semiconductors — 0.4%
Analog Devices, Inc.
2.85%	03/12/20	10,000	9,995
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	15,000	14,892

			24,887

Telecommunications — 0.5%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%(3)	03/20/23	34,375	34,119

Total Corporate Bonds (Cost: $2,094,057)			2,105,943

U.S. TREASURY SECURITIES — 40.5%
U.S. Treasury Note
2.50%	01/31/21	1,085,000	1,085,927
2.50%	01/15/22	565,000	566,026
2.75%	09/30/20	529,000	531,211
2.75%	11/30/20	424,000	426,087
2.88%	10/31/20	245,000	246,617

Total U.S. Treasury Securities (Cost: $2,846,249)			2,855,868

Total Fixed Income Securities (Cost: $6,631,401)			6,660,735

		Shares
MONEY MARKET INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(5)		204,709	204,709

Total Money Market Investments (Cost: $204,709)			204,709

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 9.2%

U.S. Treasury Securities — 9.2%
U.S. Treasury Bill
2.25% (6)	02/19/19	$420,000	419,508
2.36% (6)	04/18/19	35,000	34,826
2.35% (6)	04/25/19	46,000	45,752
2.29% (6)	02/26/19	129,000	128,789
2.38% (6),(7)	03/28/19	17,000	16,938
Total U.S. Treasury Securities (Cost: $645,797)			645,813

Total Short Term Investments (Cost: $645,797)			645,813

Total Investments (106.5%) (Cost: $7,481,907)			7,511,257

Liabilities In Excess Of Other Assets (-6.5%)			(459,005)
Net Assets (100.0%)			$7,052,252

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation
BUY
2	2-Year U.S. Treasury Note Futures	03/29/19	$421,764	$424,656	$2,892

EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $354,866 or 5.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(4)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of January 31, 2019.

(5)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(6)	Rate shown represents yield-to-maturity.

(7)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Aerospace/Defense	0.9%
Agriculture	0.4
Airlines	0.3
Auto Manufacturers	1.1
Banks	10.3
Beverages	0.9
Commercial Mortgage-Backed Securities — Agency	5.3
Commercial Mortgage-Backed Securities — Non-Agency	1.2
Commercial Services	0.4
Computers	0.7
Diversified Financial Services	1.2
Electric	0.6
Food	1.4
Forest Products & Paper	0.3
Healthcare-Products	0.7
Healthcare-Services	1.3
Housewares	0.3
Insurance	0.4
Media	0.1
Miscellaneous Manufacturers	0.9
Packaging & Containers	0.7
Pharmaceuticals	0.5
REIT	5.0
Residential Mortgage-Backed Securities — Agency	16.3
Residential Mortgage-Backed Securities — Non-Agency	1.2
Retail	0.6
Semiconductors	0.4
Short Term Investments	9.2
Telecommunications	0.5
U.S. Treasury Securities	40.5
Money Market Investments	2.9

Total	106.5%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$374,137	$—	$374,137
Commercial Mortgage-Backed Securities — Non-Agency	—	87,370	—	87,370
Residential Mortgage-Backed Securities — Agency	—	1,152,580	—	1,152,580
Residential Mortgage-Backed Securities — Non-Agency	—	84,837	—	84,837
Corporate Bonds*	—	2,105,943	—	2,105,943
U.S. Treasury Securities	2,855,868	—	—	2,855,868

Total Fixed Income Securities	2,855,868	3,804,867	—	6,660,735

Money Market Investments	204,709	—	—	204,709
Short-Term Investments	645,813	—	—	645,813

Total Investments	3,706,390	3,804,867	—	7,511,257

Asset Derivatives
Futures Contracts
Interest Rate Risk	2,892	—	—	2,892

Total Investments	$3,709,282	$3,804,867	$—	$7,514,149

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.7% of Net Assets

ASSET-BACKED SECURITIES — 2.4%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (1)	01/17/73	$7,548,501	$7,714,643
EFS Volunteer No 2 LLC (12-1-A2)
3.86% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	7,225,000	7,372,111
EFS Volunteer No 3 LLC (12-1-A3)
3.51% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	17,750,000	17,842,004
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	9,000,750	8,846,983
Higher Education Funding I (14-1-A)
3.74% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	18,182	18,216
Navient Student Loan Trust (14-2-A)
3.15% (1 mo. USD LIBOR + 0.640%)(2)	03/25/83	25,719,957	25,603,770
Navient Student Loan Trust (14-3-A)
3.13% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	26,322,366	26,058,674
Navient Student Loan Trust (14-4-A)
3.13% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	14,783,717	14,612,276
Navient Student Loan Trust (16-5A-A)
3.76% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	17,592,959	17,801,124
Navient Student Loan Trust (17-1A-A3)
3.66% (1 mo. USD LIBOR + 1.150%)(1),(2)	07/26/66	20,130,000	20,382,315
SLM Student Loan Trust (08-8-B)
5.02% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,892,227

Total Asset-backed Securities (Cost: $151,062,816)			152,144,343

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.9%
Fannie Mae (12-M12-1A) (ACES)
2.84% (3)	08/25/22	43,174,798	43,528,504
Fannie Mae (12-M15-A) (ACES)
2.69% (3)	10/25/22	24,247,662	24,139,820
Fannie Mae, Pool #AL2660
2.63%	10/01/22	15,001,536	14,955,346
Fannie Mae, Pool #AL3366
2.44%	02/01/23	35,648,586	35,211,899

Total Commercial Mortgage-backed Securities — Agency (Cost: $122,381,760)			117,835,569

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.5%
DBRR Trust (11-LC2-A4A)
4.54% (1),(3)	07/12/44	10,288,906	10,516,548
GRACE Mortgage Trust (14-GRCE-A)
3.37% (1)	06/10/28	15,750,000	15,843,536
GS Mortgage Securities Corp. (12-ALOH-A)
3.55% (1)	04/10/34	6,105,000	6,183,456

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $34,247,848)			32,543,540

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 55.7%
Fannie Mae (01-40-Z)
6.00%	08/25/31	195,324	210,867
Fannie Mae (03-117-TG) (PAC)
4.75%	08/25/33	410,232	430,317
Fannie Mae (04-52-SW) (I/O) (I/F)
4.59% (3)	07/25/34	632,267	84,816
Fannie Mae (04-65-LT)
4.50%	08/25/24	1,152,327	1,174,401
Fannie Mae (04-68-LC)
5.00%	09/25/29	1,500,703	1,584,693
Fannie Mae (05-117-LC) (PAC)
5.50%	11/25/35	4,141,927	4,308,274
Fannie Mae (05-74-CP) (I/F) (PAC)
15.55% (-3.67 X 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	253,725	325,760
Fannie Mae (07-103-AI) (I/O) (I/F)
3.99% (1 mo. USD LIBOR + 6.500%)(2)	03/25/37	4,794,089	652,582
Fannie Mae (07-20-SI) (I/O) (I/F)
3.94% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	1,503,729	203,222
Fannie Mae (07-21-SE) (I/O) (I/F)
3.93% (-1.00 X 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	1,237,504	150,830
Fannie Mae (07-56-SG) (I/O) (I/F)
3.90% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	1,353,130	121,715
Fannie Mae (07-58-SV) (I/O) (I/F)
4.24% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	5,613,566	629,170
Fannie Mae (07-65-S) (I/O) (I/F)
4.09% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	1,131,728	162,163
Fannie Mae (07-88-FY)
2.97% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	732,475	737,588
Fannie Mae (07-B2-ZA)
5.50%	06/25/37	13,469,972	14,772,252
Fannie Mae (08-1-AI) (I/O) (I/F)
3.74% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	5,043,267	623,630
Fannie Mae (08-13-SB) (I/O) (I/F)
3.73% (-1.00 X 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	4,324,327	677,538
Fannie Mae (08-23-SB) (I/O) (I/F)
4.34% (-1.00 X 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	8,072,303	1,078,250
Fannie Mae (08-35-SD) (I/O) (I/F)
3.94% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	620,694	44,361
Fannie Mae (08-66-SG) (I/O) (I/F)
3.56% (-1.00 X 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	10,073,451	1,581,919
Fannie Mae (08-68-SA) (I/O) (I/F)
3.46% (-1.00 X 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	3,805,207	375,513

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Fannie Mae (09-3-SH) (I/O) (I/F)
2.94% (-1.00 X 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	$1,710,055	$170,292
Fannie Mae (09-47-SV) (I/O) (I/F)
4.24% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	1,103,524	117,149
Fannie Mae (09-51-SA) (I/O) (I/F)
4.24% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	4,666,673	638,441
Fannie Mae (09-6-SD) (I/O) (I/F)
3.04% (-1.00 X 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	1,694,637	289,836
Fannie Mae (09-68-KB)
4.00%	09/25/24	4,631,059	4,692,405
Fannie Mae (09-71-LB)
4.00%	09/25/29	13,129,852	13,561,666
Fannie Mae (09-72-AC)
4.00%	09/25/29	16,917,207	17,504,545
Fannie Mae (09-72-JS) (I/O) (I/F)
4.74% (-1.00 X 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	965,391	171,576
Fannie Mae (10-136-CX) (PAC)
4.00%	08/25/39	20,937,000	21,707,416
Fannie Mae (11-111-DB)
4.00%	11/25/41	50,000,000	52,199,640
Fannie Mae (11-123-ZP) (PAC)
4.50%	12/25/41	4,655,251	5,068,087
Fannie Mae (12-128-UY) (PAC)
2.50%	11/25/42	11,738,000	10,594,152
Fannie Mae (12-133-GC) (PAC)
2.50%	08/25/41	27,372,369	26,987,176
Fannie Mae (12-153-PC) (PAC)
2.00%	05/25/42	8,444,244	7,913,013
Fannie Mae (13-101-BO) (P/O)
0.00% (4)	10/25/43	7,595,488	6,246,741
Fannie Mae (13-101-CO) (P/O)
0.00% (4)	10/25/43	17,542,292	14,264,863
Fannie Mae (13-21-EC) (I/O)
2.00%	12/25/38	12,603,787	12,260,058
Fannie Mae (13-95-PN) (PAC)
3.00%	01/25/43	21,400,000	21,069,460
Fannie Mae (18-52 PZ) (PAC)
4.00%	07/25/48	2,894,650	2,991,542
Fannie Mae (18-55 PA) (PAC)
3.50%	01/25/47	19,949,396	20,274,790
Fannie Mae (93-202-SZ) (I/F) (PAC)
10.00% (2)	11/25/23	47,611	47,160
Fannie Mae (95-21-C) (P/O)
0.00% (4)	05/25/24	262,672	247,130
Fannie Mae (G92-29-J)
8.00%	07/25/22	17,701	18,904
Fannie Mae, Pool #254634
5.50%	02/01/23	79,391	83,105
Fannie Mae, Pool #257536
5.00%	01/01/29	1,399,468	1,474,299
Fannie Mae, Pool #310033
6.00%	07/01/47	466,737	518,241
Fannie Mae, Pool #555424
5.50%	05/01/33	3,376,646	3,662,642
Fannie Mae, Pool #661856
4.50% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	34,769	34,671
Fannie Mae, Pool #671133
3.91% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	77,003	79,381
Fannie Mae, Pool #672272
4.80% (12 mo. USD LIBOR + 1.579%)(2)	12/01/32	29,461	30,553
Fannie Mae, Pool #687847
3.70% (12 mo. USD LIBOR + 1.590%)(2)	02/01/33	76,854	80,569
Fannie Mae, Pool #692104
3.91% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	470,525	485,428
Fannie Mae, Pool #699866
3.97% (12 mo. USD LIBOR + 1.588%)(2)	04/01/33	291,439	303,142
Fannie Mae, Pool #704454
4.20% (12 mo. USD LIBOR + 1.695%)(2)	05/01/33	77,049	79,255
Fannie Mae, Pool #725275
4.00%	03/01/19	130	130
Fannie Mae, Pool #728824
4.40% (12 mo. USD LIBOR + 1.586%)(2)	07/01/33	89,630	94,456
Fannie Mae, Pool #734384
5.50%	07/01/33	375,005	400,227
Fannie Mae, Pool #785677
5.00%	07/01/19	1,412	1,414
Fannie Mae, Pool #888593
7.00%	06/01/37	365,272	418,868
Fannie Mae, Pool #934103
5.00%	07/01/38	291,763	304,672
Fannie Mae, Pool #979563
5.00%	04/01/28	713,813	751,982
Fannie Mae, Pool #995040
5.00%	06/01/23	377,927	386,430
Fannie Mae, Pool #995425
6.00%	01/01/24	1,828,401	1,906,118
Fannie Mae, Pool #995573
6.00%	01/01/49	1,343,646	1,407,067
Fannie Mae, Pool #995953
6.00%	11/01/28	4,050,539	4,371,797
Fannie Mae, Pool #995954
6.00%	03/01/29	2,270,649	2,450,740
Fannie Mae, Pool #AA3303
5.50%	06/01/38	2,943,033	3,141,294
Fannie Mae, Pool #AB6210
3.00%	09/01/42	33,578,598	33,153,909
Fannie Mae, Pool #AE0588
6.00%	08/01/37	7,119,616	7,806,979
Fannie Mae, Pool #AL0851
6.00%	10/01/40	4,974,802	5,503,569
Fannie Mae, Pool #AL1594
6.00%	07/01/40	3,713,954	4,110,270
Fannie Mae, Pool #AL9106
4.50%	02/01/46	30,048,683	31,392,504
Fannie Mae, Pool #AS9749
4.00%	06/01/47	20,094,951	20,601,755
Fannie Mae, Pool #AS9830
4.00%	06/01/47	24,678,342	25,300,741
Fannie Mae, Pool #AS9972
4.00%	07/01/47	21,492,780	22,034,838
Fannie Mae, Pool #CA1540
4.00% (5)	04/01/48	36,712,481	37,928,386

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Fannie Mae, Pool #CA1710
4.50%	05/01/48	$32,370,703	$33,666,298
Fannie Mae, Pool #CA1711
4.50%	05/01/48	30,471,581	31,691,166
Fannie Mae, Pool #CA2208
4.50%	08/01/48	35,228,689	36,655,857
Fannie Mae, Pool #MA1561
3.00%	09/01/33	43,243,158	43,358,809
Fannie Mae, Pool #MA1584
3.50%	09/01/33	29,756,546	30,391,605
Fannie Mae, Pool #MA2871
3.00%	01/01/32	13,650,207	13,682,126
Fannie Mae, Pool #MA2995
4.00%	05/01/47	28,454,087	29,172,108
Fannie Mae, Pool #MA3027
4.00%	06/01/47	61,826,712	63,451,019
Fannie Mae, Pool #MA3276
3.50%	02/01/48	76,632,880	77,031,166
Fannie Mae, Pool #MA3305
3.50%	03/01/48	33,622,109	33,793,742
Fannie Mae, Pool #MA3313
3.50% (5)	03/01/33	4,245,691	4,325,867
Fannie Mae, Pool #MA3332
3.50%	04/01/48	17,753,674	17,844,302
Fannie Mae, Pool #MA3340
3.50% (5)	04/01/33	6,088,741	6,203,854
Fannie Mae, Pool #MA3427
4.00%	07/01/33	36,331,398	37,396,090
Fannie Mae, Pool #MA3444
4.50%	08/01/48	38,505,859	40,039,950
Fannie Mae, Pool #MA3496
4.50%	10/01/48	18,376,867	19,108,428
Fannie Mae TBA, 15 Year
3.00% (6)	03/01/33	960,000	961,350
Fannie Mae TBA, 30 Year
4.00% (6)	06/01/48	795,000	813,943
4.50% (6)	07/01/48	31,210,000	32,441,332
5.00% (6)	08/01/48	9,650,000	10,154,364
Freddie Mac
4.00%	06/15/47	12,267,489	12,730,865
Freddie Mac (1829-ZB)
6.50%	03/15/26	89,121	94,200
Freddie Mac (2367-ZK)
6.00%	10/15/31	153,268	167,062
Freddie Mac (2514-PZ) (PAC)
5.50%	10/15/32	2,174,553	2,361,228
Freddie Mac (2571-PZ) (PAC)
5.50%	02/15/33	5,228,581	5,650,511
Freddie Mac (2642-AR)
4.50%	07/15/23	428,334	438,302
Freddie Mac (2647-OV) (P/O)
0.00% (4)	07/15/33	604,092	551,994
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	2,395,293	2,488,970
Freddie Mac (2666-BD)
4.50%	08/15/23	954,669	976,896
Freddie Mac (2700-B)
4.50%	11/15/23	1,497,335	1,538,459
Freddie Mac (2752-GZ) (PAC)
5.00%	02/15/34	21,235,272	22,808,222
Freddie Mac (277-30)
3.00%	09/15/42	31,297,180	30,944,132
Freddie Mac (2882-JH) (PAC)
4.50%	10/15/34	240,907	233,068
Freddie Mac (2903-PO) (P/O)
0.00% (4)	11/15/23	282,523	265,562
Freddie Mac (3045-HZ)
4.50%	10/15/35	2,408,604	2,478,534
Freddie Mac (3063-YG) (PAC)
5.50%	11/15/35	24,568,134	26,427,436
Freddie Mac (3114-KZ)
5.00%	02/15/36	18,585,219	19,982,807
Freddie Mac (3146-GE)
5.50%	04/15/26	4,874,451	5,173,653
Freddie Mac (3149-OD) (P/O) (PAC)
0.00% (4)	05/15/36	5,481,646	4,741,179
Freddie Mac (3315-S) (I/O) (I/F)
3.90% (-1.00 X 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	1,749,514	193,250
Freddie Mac (3376-SX) (I/O) (I/F)
3.53% (-1.00 X 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	3,194,558	377,626
Freddie Mac (3410-IS) (I/O) (I/F)
3.76% (-1.00 X 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	4,162,474	556,190
Freddie Mac (3424-BI) (I/O) (I/F)
4.29% (-1.00 X 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	4,781,961	892,078
Freddie Mac (3512-AY)
4.00%	02/15/24	1,184,211	1,185,817
Freddie Mac (3519-SH) (I/O) (I/F)
2.99% (-1.00 X 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	522,247	41,874
Freddie Mac (3531-SC) (I/O) (I/F)
3.79% (-1.00 X 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	6,850,321	386,516
Freddie Mac (3541-SA) (I/O) (I/F)
4.24% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,934,470	293,814
Freddie Mac (3550-GS) (I/O) (I/F)
4.24% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	6,138,306	1,029,415
Freddie Mac (3551-VZ)
5.50%	12/15/32	2,696,750	2,932,404
Freddie Mac (3557-KB)
4.50%	07/15/29	5,941,541	6,190,656
Freddie Mac (3557-NB)
4.50%	07/15/29	13,594,728	14,229,980
Freddie Mac (3558-KB)
4.00%	08/15/29	6,786,082	7,027,736
Freddie Mac (3565-XB)
4.00%	08/15/24	8,742,734	8,922,039
Freddie Mac (3575-D)
4.50%	03/15/37	844,799	884,449
Freddie Mac (3626-MD) (PAC)
5.00%	01/15/38	18,414,812	19,066,618
Freddie Mac (3719-PJ) (PAC)
4.50%	09/15/40	20,025,406	21,772,847
Freddie Mac (3788-SB) (I/O) (I/F)
3.97% (-1.00 X 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	8,808,200	1,236,680
Freddie Mac (3885-PO) (P/O) (PAC)
0.00% (4)	11/15/33	2,190,978	1,947,062

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Freddie Mac (3930-KE) (PAC)
4.00%	09/15/41	$10,470,000	$11,010,460
Freddie Mac (4030-HS) (I/O) (I/F)
4.10% (-1.00 X 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	3,776,950	591,451
Freddie Mac (4604-PB) (PAC)
3.00%	01/15/46	2,201,517	2,135,115
Freddie Mac (R002-ZA)
5.50%	06/15/35	4,808,251	5,272,423
Freddie Mac, Pool #A91162
5.00%	02/01/40	21,845,423	23,541,572
Freddie Mac, Pool #A92195
5.00%	05/01/40	6,516,438	7,009,762
Freddie Mac, Pool #B15490
5.00%	07/01/19	1,086	1,092
Freddie Mac, Pool #B15557
5.00%	07/01/19	2,521	2,534
Freddie Mac, Pool #C90552
6.00%	06/01/22	24,593	25,539
Freddie Mac, Pool #G01959
5.00%	12/01/35	129,440	138,383
Freddie Mac, Pool #G06173
4.00%	11/01/40	26,817,081	27,854,156
Freddie Mac, Pool #G07556
4.00%	11/01/43	8,144,499	8,462,474
Freddie Mac, Pool #G07786
4.00%	08/01/44	30,033,098	31,100,828
Freddie Mac, Pool #G07848
3.50%	04/01/44	65,763,261	66,735,160
Freddie Mac, Pool #G08687
3.50%	01/01/46	80,869,499	81,532,998
Freddie Mac, Pool #G08710
3.00%	06/01/46	3,880,292	3,818,080
Freddie Mac, Pool #G08715
3.00%	08/01/46	74,712,976	73,515,112
Freddie Mac, Pool #G08716
3.50%	08/01/46	45,773,803	46,139,366
Freddie Mac, Pool #G08721
3.00%	09/01/46	83,251,972	81,846,793
Freddie Mac, Pool #G08722
3.50%	09/01/46	44,808,915	45,166,772
Freddie Mac, Pool #G08737
3.00%	12/01/46	43,228,505	42,498,867
Freddie Mac, Pool #G08833
5.00%	07/01/48	15,391,002	16,201,259
Freddie Mac, Pool #G08840
5.00%	08/01/48	3,381,957	3,559,734
Freddie Mac, Pool #G08849
5.00%	11/01/48	23,692,237	24,937,467
Freddie Mac, Pool #G11678
4.50%	04/01/20	44,590	45,373
Freddie Mac, Pool #G12635
5.50%	03/01/22	248,206	252,901
Freddie Mac, Pool #G12702
4.50%	09/01/20	81,677	81,926
Freddie Mac, Pool #G13390
6.00%	01/01/24	485,359	500,674
Freddie Mac, Pool #G16085
2.50%	02/01/32	7,117,048	7,002,728
Freddie Mac, Pool #G16258
2.50%	06/01/32	33,331,691	32,794,214
Freddie Mac, Pool #G18592
3.00%	03/01/31	37,053,606	37,185,873
Freddie Mac, Pool #G18627
3.00%	01/01/32	21,899,827	21,961,793
Freddie Mac, Pool #G30194
6.50%	04/01/21	6,742	6,915
Freddie Mac, Pool #G30450
6.00%	01/01/29	1,500,659	1,633,077
Freddie Mac, Pool #G30452
6.00%	10/01/28	1,557,220	1,693,527
Freddie Mac, Pool #G30454
5.00%	05/01/29	2,113,084	2,229,702
Freddie Mac, Pool #G60238
3.50%	10/01/45	104,523,806	105,875,431
Freddie Mac, Pool #G60440
3.50%	03/01/46	64,580,595	65,415,748
Freddie Mac, Pool #G67700
3.50%	08/01/46	57,592,926	58,223,863
Freddie Mac, Pool #G67703
3.50%	04/01/47	73,807,814	74,603,979
Freddie Mac, Pool #G67705
4.00%	10/01/47	9,266,130	9,515,565
Freddie Mac, Pool #G67706
3.50%	12/01/47	62,772,635	63,385,751
Freddie Mac, Pool #G67707
3.50%	01/01/48	29,738,284	30,065,400
Freddie Mac, Pool #G67708
3.50%	03/01/48	86,850,757	87,576,776
Freddie Mac, Pool #G67709
3.50%	03/01/48	49,455,960	49,939,009
Freddie Mac, Pool #G67710
3.50%	03/01/48	62,331,100	62,778,544
Freddie Mac, Pool #G67711
4.00%	03/01/48	141,424,903	146,043,310
Freddie Mac, Pool #G67717
4.00% (5)	11/01/48	91,980,669	94,923,332
Freddie Mac, Pool #G67718
4.00% (5)	01/01/49	31,510,000	32,458,651
Freddie Mac, Pool #H82001
5.50%	07/01/37	188,048	196,887
Freddie Mac, Pool #N70081
5.50%	07/01/38	3,176,471	3,502,682
Freddie Mac, Pool #P51350
5.00%	03/01/36	3,574,885	3,818,163
Freddie Mac, Pool #Q56089
5.00%	05/01/48	3,869,732	4,086,395
Freddie Mac TBA, 30 Year
4.50% (6)	07/01/48	5,400,000	5,615,578
Ginnie Mae (03-42-SH) (I/O) (I/F)
4.05% (-1.00 X 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	795,199	99,476
Ginnie Mae (11-70-BO) (P/O)
0.00% (4)	05/20/41	10,084,601	8,232,872
Ginnie Mae (15-42-ZB)
3.00%	03/20/45	17,896,317	16,174,259
Ginnie Mae (15-43-DM)
2.50%	03/20/45	37,325,347	33,331,714
Ginnie Mae (15-44-Z)
3.00%	03/20/45	12,110,596	11,034,059
Ginnie Mae (15-52-EZ)
3.00%	04/16/45	10,688,168	9,589,463
Ginnie Mae II, Pool #80963
3.75% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	211,348	217,546
Ginnie Mae II, Pool #MA2374
5.00%	11/20/44	713,087	749,138
Ginnie Mae II, Pool #MA2828
4.50%	05/20/45	478,245	498,998

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Ginnie Mae II, Pool #MA3456
4.50%	02/20/46	$2,713,225	$2,842,865
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	79,408,478	80,544,092
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	39,116,229	39,669,614
Ginnie Mae II, Pool #MA3665
4.50%	05/20/46	4,346,896	4,543,391
Ginnie Mae II, Pool #MA3736
3.50%	06/20/46	30,816,394	31,250,781
Ginnie Mae II, Pool #MA3739
5.00%	06/20/46	8,067,781	8,547,130
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	11,322,413	11,481,434
Ginnie Mae II, Pool #MA3876
4.50%	08/20/46	276,506	289,437
Ginnie Mae II, Pool #MA3877
5.00%	08/20/46	3,638,870	3,903,791
Ginnie Mae II, Pool #MA4006
4.50%	10/20/46	130,725	137,124
Ginnie Mae II, Pool #MA4007
5.00%	10/20/46	8,403,852	8,828,725
Ginnie Mae II, Pool #MA4071
4.50%	11/20/46	616,162	650,730
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	103,347,293	102,701,988
Ginnie Mae II, Pool #MA4129
4.50%	12/20/46	186,684	195,823
Ginnie Mae II, Pool #MA4199
5.00%	01/20/47	7,711,345	8,168,886
Ginnie Mae II, Pool #MA4264
4.50%	02/20/47	24,480,455	25,534,652
Ginnie Mae II, Pool #MA4265
5.00%	02/20/47	7,751,940	8,107,042
Ginnie Mae II, Pool #MA4324
5.00%	03/20/47	8,818,062	9,258,365
Ginnie Mae II, Pool #MA4385
5.00%	04/20/47	1,775,421	1,861,852
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,458,102	1,529,766
Ginnie Mae II, Pool #MA4512
4.50%	06/20/47	67,413,158	70,355,135
Ginnie Mae II, Pool #MA4513
5.00%	06/20/47	5,710,659	5,991,329
Ginnie Mae II, Pool #MA4781
5.00%	10/20/47	7,452,585	7,800,280
Ginnie Mae II, Pool #MA4836
3.00%	11/20/47	35,154,831	34,888,540
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	40,404,586	41,616,381
Ginnie Mae II, Pool #MA4901
4.00% (5)	12/20/47	29,221,366	30,077,756
Ginnie Mae II TBA, 30 Year
4.00% (6)	05/01/48	19,875,000	20,450,288
5.00% (6)	06/01/47	11,490,000	12,000,767

Total Residential Mortgage-backed Securities — Agency (Cost: $3,597,511,050)			3,530,335,495

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 17.7%
ACE Securities Corp. (06-ASP1-A2D)
3.13% (1 mo. USD LIBOR + 0.620%)(2)	12/25/35	4,182,327	4,157,283
ACE Securities Corp. (07-ASP1-A2C)
2.77% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	14,728,934	8,856,934
ACE Securities Corp. (07-ASP1-A2D)
2.89% (1 mo. USD LIBOR + 0.380%)(2)	03/25/37	7,916,646	4,787,712
Adjustable Rate Mortgage Trust (04-5-3A1)
4.55% (3)	04/25/35	601,315	596,233
Ameriquest Mortgage Securities Trust (06-R2-A1)
2.69% (1 mo. USD LIBOR + 0.175%)(2)	04/25/36	2,266,895	2,262,497
Asset-Backed Funding Certificates (07-NC1-A2)
2.81% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	8,142,030	7,904,712
Asset-Backed Funding Certificates (07-WMC1-A2A)
3.26% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	14,777,688	12,399,867
Banc of America Funding Corp. (04-B-3A1)
4.40% (3)	12/20/34	331,183	243,883
Banc of America Funding Corp. (06-D-2A1)
3.54% (3)	05/20/36	59,174	53,661
Banc of America Funding Corp. (06-D-3A1)
3.91% (3)	05/20/36	3,330,237	3,153,206
Banc of America Funding Corp. (06-G-2A1)
2.73% (1 mo. USD LIBOR + 0.220%)(2)	07/20/36	4,769,970	4,746,005
Banc of America Funding Corp. (15-R8-1A1)
3.00% (1),(3)	11/26/46	5,786,587	5,778,128
Banc of America Funding Trust (06-3-4A14)
6.00%	03/25/36	899,281	889,004
Banc of America Funding Trust (06-3-5A3)
5.50%	03/25/36	3,343,797	3,207,244
BCAP LLC Trust (08-IND2-A1)
4.16% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	8,753,352	8,761,503
BCAP LLC Trust (11-RR3-5A3)
3.66% (1),(3)	11/27/37	296,352	296,264
BCAP LLC Trust (11-RR4-2A3)
4.06% (1),(3)	06/26/47	678,956	681,339
BCAP LLC Trust (11-RR4-3A3)
4.04% (1),(3)	07/26/36	1,230,971	1,235,611
BCAP LLC Trust (11-RR9-7A1)
3.17% (1),(3)	04/26/37	2,700,010	2,694,663
BCAP LLC Trust (12-RR8-3A1)
3.85% (1),(3)	08/26/36	13,254	13,287
Bear Stearns Alt-A Trust (04-13-A1)
3.25% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	284,019	283,121
Bear Stearns Alt-A Trust (05-2-2A4)
4.06% (3)	04/25/35	3,588	3,568
Bear Stearns Alt-A Trust (05-4-23A1)
4.12% (3)	05/25/35	5,247,588	5,302,925
Bear Stearns Alt-A Trust (06-4-32A1)
4.02% (3)	07/25/36	498,835	419,527
Bear Stearns ARM Trust (04-12-1A1)
4.41% (3)	02/25/35	780,182	768,160
Bear Stearns ARM Trust (05-10-A3)
4.51% (3)	10/25/35	5,368,745	5,381,647
Bear Stearns ARM Trust (06-2-2A1)
4.03% (3)	07/25/36	1,772,478	1,635,244
Bear Stearns ARM Trust (07-1-2A1)
4.91% (3)	02/25/47	229,684	238,085
Bear Stearns ARM Trust (07-5-3A1)
4.15% (3)	08/25/47	1,108,142	976,217
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)
5.50% (3)	09/25/35	1,500,516	1,496,107
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)
5.40% (3)	09/25/35	3,208,359	3,189,399

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Bear Stearns Mortgage Funding Trust (06-AR3-1A1)
2.69% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	$704,984	$660,046
Chase Mortgage Finance Corp. (06-A1-2A1)
4.28% (3)	09/25/36	823,798	786,947
Chase Mortgage Finance Corp. (07-A1-8A1)
4.68% (3)	02/25/37	3,531,215	3,631,398
Chaseflex Trust (05-1-1A5)
6.50%	02/25/35	3,682,269	3,644,611
Chaseflex Trust (06-1-A3)
6.30% (3)	06/25/36	2,561,419	2,558,246
CIM Trust (16-4-A1)
4.52% (1 mo. USD LIBOR + 2.000%)(1),(2)	10/25/57	35,565,139	36,825,253
CIM Trust (17-7-A)
3.00% (1),(3)	12/25/65	33,509,890	32,937,973
CIM Trust (18-R5-A1)
3.75% (1),(3)	07/25/58	31,714,842	31,556,648
CIM Trust (18-R6-A1)
3.60% (1),(3)	09/25/58	23,690,971	23,530,583
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)
5.50%	05/25/37	498,834	493,509
Citigroup Mortgage Loan Trust (06-HE3-A1)
2.65% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	16,172,862	15,681,627
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)
4.16% (3)	07/25/36	3,804,709	3,181,359
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)
6.50% (1)	10/25/36	3,418,821	2,751,634
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1)
2.76% (1 mo. USD LIBOR + 0.250%)(1),(2)	07/25/37	2,199,997	2,187,810
CitiMortgage Alternative Loan Trust (05-A1-2A1)
5.00%	07/25/20	100,825	100,575
Conseco Financial Corp. (99-2-A7)
6.44%	12/01/30	3,130,016	3,395,744
Countrywide Alternative Loan Trust (05-20CB-4A1)
5.25%	07/25/20	254,042	251,189
Countrywide Alternative Loan Trust (05-84-1A1)
3.97% (3)	02/25/36	252,283	198,006
Countrywide Alternative Loan Trust (05-J1-2A1)
5.50%	02/25/25	750,510	753,288
Countrywide Alternative Loan Trust (06-HY12-A5)
3.87% (3)	08/25/36	12,599,797	12,916,424
Countrywide Alternative Loan Trust (06-J3-3A1)
5.50%	04/25/21	229,302	227,439
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)
5.50%	08/25/34	5,924,823	6,272,605
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)
3.11% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	11,313,700	10,423,420
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)
3.96% (3),(7)	09/20/35	27,254	23,093
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)
4.51% (3)	09/25/47	7,644	7,432
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)
3.32% (3)	03/25/37	46,829	39,266
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	30,112	31,246
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)
6.50%	12/25/35	2,291,228	1,868,343
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)
6.50%	01/25/36	8,377,079	5,599,926
Credit Suisse Mortgage Capital Certificates (15-5R-2A1)
2.79% (1 mo. USD LIBOR + 0.280%)(1),(2)	04/27/47	5,546,169	5,466,990
Credit Suisse Mortgage Trust (13-7R-4A1)
2.83% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	2,493,366	2,394,849
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)
3.38% (3)	01/25/36	4,100,887	3,589,520
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	28,319,151	21,634,962
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)
2.74% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	16,378,628	10,442,918
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)
4.08% (3)	02/25/37	3,569,662	2,748,145
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)
4.08% (3)	02/25/37	12,278,951	9,451,881
CSMC Mortgage-Backed Trust (06-8-3A1)
6.00%	10/25/21	2,302,250	2,113,458
CSMC Mortgage-Backed Trust (06-9-5A1)
5.50%	11/25/36	2,361,317	2,270,451
CSMC Mortgage-Backed Trust (07-2-3A4)
5.50%	03/25/37	7,864,836	6,541,137
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)
2.70% (1 mo. USD LIBOR + 0.190%)(2)	02/25/37	379,564	342,033
DSLA Mortgage Loan Trust (05-AR6-2A1A)
2.80% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	2,819,265	2,703,045
DSLA Mortgage Loan Trust (06-AR2-2A1A)
2.71% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	29,204,518	25,617,412
DSLA Mortgage Loan Trust (07-AR1-2A1A)
2.65% (1 mo. USD LIBOR + 0.140%)(2)	04/19/47	8,316,194	7,865,825
Fieldstone Mortgage Investment Corp. (07-1-2A2)
2.78% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	4,096,702	3,084,232
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	23,045,786	19,956,316
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)
2.72% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	13,524,052	11,772,743
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)
2.65% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	4,727,275	3,533,771

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)
2.73% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	$23,138,093	$17,490,184
First Franklin Mortgage Loan Trust (06-FF9-2A4)
2.76% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	4,431,637
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)
4.15% (3)	05/25/35	3,725,377	3,708,967
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)
3.89% (3)	09/25/35	3,093,903	2,791,833
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)
4.14% (3)	09/25/35	2,505,281	2,409,079
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)
4.07% (3)	01/25/37	10,265,195	9,243,175
Fremont Home Loan Trust (05-E-2A4)
2.84% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	15,219,058	14,592,663
Fremont Home Loan Trust (06-1-2A3)
2.69% (1 mo. USD LIBOR + 0.180%)(2)	04/25/36	2,732,889	2,689,677
GMAC Mortgage Loan Trust (05-AR5-2A1)
4.68% (3)	09/19/35	2,630,259	2,250,221
GreenPoint Mortgage Funding Trust (05-AR3-1A1)
2.75% (1 mo. USD LIBOR + 0.240%)(2)	08/25/45	578,546	521,049
GSAA Home Equity Trust (05-7-AF5)
4.61% (3)	05/25/35	773,573	777,196
GSAA Home Equity Trust (05-9-2A3)
2.88% (1 mo. USD LIBOR + 0.370%)(2)	08/25/35	322,304	321,190
GSR Mortgage Loan Trust (04-9-3A1)
4.31% (3)	08/25/34	2,889,754	2,899,952
GSR Mortgage Loan Trust (07-3F-3A7)
6.00%	05/25/37	10,651,608	9,757,030
GSR Mortgage Loan Trust (07-AR2-2A1)
4.45% (3)	05/25/37	3,337,030	2,953,579
GSR Mortgage Loan Trust (07-AR2-5A1A)
4.28% (3)	05/25/37	1,652,410	1,479,595
Harborview Mortgage Loan Trust (05-9-2A1A)
2.85% (1 mo. USD LIBOR + 0.340%)(2)	06/20/35	2,705,136	2,672,906
Harborview Mortgage Loan Trust (06-8-2A1A)
2.69% (1 mo. USD LIBOR + 0.190%)(2)	07/21/36	11,100,510	10,035,544
HSI Asset Loan Obligation Trust (07-2-2A12)
6.00%	09/25/37	870,861	780,829
Impac CMB Trust (04-5-1A1)
3.23% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	5,387	5,311
Impac CMB Trust (05-1-1A1)
3.03% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	1,167,345	1,113,136
Impac CMB Trust (05-5-A2)
2.95% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	5,771,604	5,612,731
Impac Secured Assets Trust (06-3-A1)
2.68% (1 mo. USD LIBOR + 0.170%)(2)	11/25/36	8,985,071	8,426,733
Indymac Index Mortgage Loan Trust (04-AR4-2A)
4.34% (3)	08/25/34	5,998,005	6,076,160
Indymac Index Mortgage Loan Trust (04-AR9-4A)
4.67% (3)	11/25/34	870,572	761,285
Indymac Index Mortgage Loan Trust (05-AR17-3A1)
3.97% (3)	09/25/35	4,291,189	3,851,173
Indymac Index Mortgage Loan Trust (05-AR23-2A1)
4.03% (3)	11/25/35	3,294,520	3,148,209
Indymac Index Mortgage Loan Trust (05-AR23-6A1)
3.75% (3)	11/25/35	4,190,618	3,854,773
Indymac Index Mortgage Loan Trust (05-AR25-2A1)
3.79% (3),(7)	12/25/35	2,342,708	2,236,167
Indymac Index Mortgage Loan Trust (05-AR7-2A1)
3.80% (3)	06/25/35	3,097,661	2,750,377
Indymac Index Mortgage Loan Trust (06-AR39-A1)
2.69% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	8,444,095	8,063,796
Indymac Index Mortgage Loan Trust (07-AR11-1A1)
3.35% (3),(7)	06/25/37	22,691	18,661
Indymac Index Mortgage Loan Trust (07-AR5-2A1)
3.61% (3)	05/25/37	14,650,528	13,594,986
Indymac Index Mortgage Loan Trust (07-AR7-1A1)
4.00% (3)	11/25/37	3,551,946	3,476,399
JPMorgan Alternative Loan Trust (06-A2-5A1)
3.85% (3)	05/25/36	6,433,382	5,467,693
JPMorgan Alternative Loan Trust (06-A4-A8)
3.83% (3)	09/25/36	2,000,224	1,939,867
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)
5.76% (3)	10/25/36	6,600,383	5,230,579
JPMorgan Mortgage Acquisition Corp. (07-CH4-A4)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	01/25/36	11,890,638	11,843,928
JPMorgan Mortgage Trust (05-A6-7A1)
4.35% (3)	08/25/35	377,636	370,082
JPMorgan Mortgage Trust (06-A2-5A3)
4.62% (3)	11/25/33	2,102,384	2,124,320
JPMorgan Mortgage Trust (06-A4-1A4)
4.20% (3)	06/25/36	510,647	481,989
JPMorgan Mortgage Trust (06-A7-2A4R)
4.22% (3)	01/25/37	21,727	20,879
JPMorgan Mortgage Trust (06-S2-2A2)
5.88%	06/25/21	533,716	505,649
JPMorgan Resecuritization Trust Series (14-6-3A1)
2.72% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	3,360,722	3,354,388
Lehman Mortgage Trust (05-1-6A1)
5.00%	11/25/20	816,263	428,052
Lehman Mortgage Trust (06-4-4A1)
6.00%	08/25/21	1,501,470	1,443,785
Lehman Mortgage Trust (07-10-4A1)
6.00% (7)	01/25/27	45,521	45,494
Lehman XS Trust (06-10N-1A3A)
2.72% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	14,733,810	14,267,923
Lehman XS Trust (06-12N-A2A1)
2.66% (1 mo. USD LIBOR + 0.150%)(2),(8)	08/25/46	170	—
Lehman XS Trust (06-12N-A31A)
2.71% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	5,103,265	4,711,314
Lehman XS Trust (06-13-1A2)
2.68% (1 mo. USD LIBOR + 0.170%)(2)	09/25/36	1,732,510	1,689,227
Lehman XS Trust (06-9-A1B)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	05/25/46	2,895,847	4,414,674

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
Lehman XS Trust (06-GP1-A2A)
2.68% (1 mo. USD LIBOR + 0.170%)(2),(8)	05/25/46	$213	$—
Lehman XS Trust (07-4N-1A1)
2.64% (1 mo. USD LIBOR + 0.130%)(2),(8)	03/25/47	11	7
Long Beach Mortgage Loan Trust (06-WL1-2A4)
3.19% (1 mo. USD LIBOR + 0.340%)(2)	01/25/46	14,950,000	14,880,669
Madison Avenue Manufactured Housing Contract (02-A-B1)
5.76% (1 mo. USD LIBOR + 3.250%)(2)	03/25/32	700,336	703,197
MASTR Alternative Loans Trust (05-4-1A1)
6.50%	05/25/35	5,676,022	5,553,160
MASTR Alternative Loans Trust (06-2-2A1)
2.91% (1 mo. USD LIBOR + 0.400%)(2),(8)	03/25/36	67,225	10,994
MASTR Asset Securitization Trust (06-3-2A1)
2.96% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	43,081	19,807
MASTR Asset-Backed Securities Trust (06-AB1-A4)
5.72% (3)	02/25/36	939,282	905,100
MASTR Asset-Backed Securities Trust (06-HE1-A4)
2.80% (1 mo. USD LIBOR + 0.290%)(2)	01/25/36	2,433,875	2,439,801
MASTR Asset-Backed Securities Trust (06-HE5-A3)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	20,788,290	14,932,665
MASTR Seasoned Securitization Trust (04-1-4A1)
4.63% (3)	10/25/32	8,531	8,657
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)
2.74% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	1,961,172	969,813
Merrill Lynch Alternative Note Asset Trust (07-A1-A3)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	1,008,827	495,333
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)
2.68% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	7,911,498	4,400,365
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)
2.76% (1 mo. USD LIBOR + 0.250%)(2),(7)	04/25/37	26,725,276	15,038,043
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)
2.85% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	6,823,594	3,889,241
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)
2.75% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	6,095,271	4,115,767
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)
2.64% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	2,844,757	2,087,301
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	36,483,686	24,244,757
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)
4.97% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	1,671,681	1,632,456
Mid-State Trust (05-1-A)
5.75%	01/15/40	3,085,869	3,322,777
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)
3.47% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	774,523	769,187
Morgan Stanley Home Equity Loan Trust (06-2-A4)
2.79% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	2,908,698	2,842,546
Morgan Stanley Mortgage Loan Trust (05-6AR-1A1)
2.79% (1 mo. USD LIBOR + 0.280%)(2)	11/25/35	795,737	798,730
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)
5.76% (3)	01/25/47	2,666,909	1,323,277
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)
2.63% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,685,675	1,735,160
Morgan Stanley REREMIC Trust (13-R2-1A)
3.52% (1),(3)	10/26/36	3,596,637	3,579,050
Morgan Stanley Resecuritization Trust (14-R2-2A)
3.67% (1),(3)	12/26/46	6,897,550	6,904,433
MortgageIT Trust (05-3-A1)
3.11% (1 mo. USD LIBOR + 0.600%)(2)	08/25/35	5,204,268	5,096,885
MortgageIT Trust (05-4-A1)
2.79% (1 mo. USD LIBOR + 0.280%)(2)	10/25/35	2,567,571	2,503,652
Nationstar Home Equity Loan Trust (07-B-2AV3)
2.76% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	5,893,436	5,885,167
Nomura Resecuritization Trust (15-2R-1A1)
3.15% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	3,896,114	3,864,396
Nomura Resecuritization Trust (15-4R-2A1)
0.99% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	5,153,240	5,144,924
Nomura Resecuritization Trust (15-5R-2A1)
4.34% (1),(3)	03/26/35	5,938,445	6,008,963
Nomura Resecuritization Trust (15-7R-2A1)
3.66% (1),(3)	08/26/36	2,750,708	2,748,115
Oakwood Mortgage Investors, Inc. (02-A-A4)
6.97% (3)	03/15/32	2,404,662	2,545,262
Oakwood Mortgage Investors, Inc. (99-E-A1)
7.61% (3)	03/15/30	4,546,401	4,083,892
Opteum Mortgage Acceptance Corp. (06-1-2A1)
5.75% (3)	04/25/36	2,661,426	2,681,387
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)
2.78% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	19,141,792	16,951,630
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)
2.67% (1 mo. USD LIBOR + 0.160%)(2)	09/25/37	17,342,472	10,385,909
Prime Mortgage Trust (06-1-1A1)
5.50%	06/25/36	1,982,996	1,963,418
RAAC Series Trust (05-SP1-4A1)
7.00%	09/25/34	3,195,217	3,246,343
RAAC Series Trust (07-SP1-A3)
2.99% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	960,026	961,646
RALI Trust (05-QA13-2A1)
4.81% (3)	12/25/35	790,992	716,962
RALI Trust (05-QA7-A21)
4.43% (3)	07/25/35	2,726,132	2,580,516

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
RALI Trust (06-QA3-A1)
2.71% (1 mo. USD LIBOR + 0.200%)(2)	04/25/36	$3,983,099	$3,961,379
Residential Accredit Loans, Inc. (05-QA8-CB21)
4.59% (3)	07/25/35	5,274,232	4,043,979
Residential Accredit Loans, Inc. (05-QS7-A1)
5.50%	06/25/35	1,015,700	906,201
Residential Accredit Loans, Inc. (06-QA1-A21)
4.87% (3)	01/25/36	19,942	17,283
Residential Accredit Loans, Inc. (06-QA10-A2)
2.69% (1 mo. USD LIBOR + 0.180%)(2)	12/25/36	16,973,520	16,243,995
Residential Accredit Loans, Inc. (06-QA2-1A1)
2.76% (1 mo. USD LIBOR + 0.250%)(2)	02/25/36	23,661	18,512
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)
0.57% (3),(8)	08/25/36	43,361,676	1,016,940
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)
0.35% (3),(8)	08/25/36	42,370,607	613,766
Residential Accredit Loans, Inc. (06-QS5-A5)
6.00%	05/25/36	5,435,544	4,972,579
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)
0.75% (3),(8)	06/25/36	54,203,257	1,392,904
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)
0.70% (3),(8)	06/25/36	12,409,374	318,271
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)
0.18% (3),(8)	01/25/37	2,843,173	22,388
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)
0.33% (3),(8)	01/25/37	21,047,402	248,751
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)
0.36% (3),(8)	02/25/37	86,611,569	1,173,517
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)
0.37% (3),(8)	03/25/37	10,136,099	148,072
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)
0.26% (3),(8)	03/25/37	13,860,079	127,032
Residential Accredit Loans, Inc. (07-QS6-A45)
5.75%	04/25/37	3,090,779	2,833,605
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)
0.40% (3),(8)	06/25/37	20,808,003	404,945
Residential Funding Mortgage Securities I (05-SA5-2A)
4.67% (3)	11/25/35	22,801	21,061
Residential Funding Mortgage Securities I (06-S9-A3) (PAC)
5.75% (7)	09/25/36	635,008	604,601
Residential Funding Mortgage Securities I (07-S2-A9)
6.00%	02/25/37	7,376,335	6,846,153
Residential Funding Mortgage Securities I (07-SA2-2A2)
4.48% (3)	04/25/37	23,484	22,475
Saxon Asset Securities Trust (06-2-A2)
2.64% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	5,116,734	5,104,002
Saxon Asset Securities Trust (06-3-A3)
2.68% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	11,325,735	11,063,003
Saxon Asset Securities Trust (07-2-A2D)
2.81% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	18,592,253	15,232,196
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)
2.85% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	3,250,600	2,056,305
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)
2.74% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	34,930,746	18,556,990
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)
2.65% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	17,908,338	13,736,657
Sequoia Mortgage Trust (03-8-A1)
3.14% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	944,518	926,369
SG Mortgage Securities Trust (07-NC1-A2)
2.75% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	21,124,646	14,050,169
Soundview Home Equity Loan Trust (06-OPT4-2A4)
2.74% (1 mo. USD LIBOR + 0.230%)(2)	06/25/36	10,400,000	9,949,703
Soundview Home Equity Loan Trust (07-OPT3-2A4)
2.76% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,826,284
Specialty Underwriting & Residential Finance (06-AB3-A2B)
2.66% (1 mo. USD LIBOR + 0.150%)(2)	09/25/37	19,883	11,773
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)
4.25% (3)	09/25/34	1,855,638	1,831,800
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)
4.35% (3)	10/25/34	3,035,860	3,082,768
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A)
3.46% (1 mo. USD LIBOR + 0.950%)(2)	08/25/35	3,002,663	3,017,190
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)
4.17% (3)	03/25/36	483,634	432,606
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)
4.15% (3)	05/25/36	1,994,368	1,780,259
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)
4.16% (3)	06/25/36	3,990,316	3,777,848
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)
4.59% (3)	02/25/37	2,455,808	1,954,164
Structured Asset Securities Corp. (05-2XS-1A5B)
5.15% (3)	02/25/35	81,405	80,928
Structured Asset Securities Corp. (06-EQ1A-A4)
2.66% (1 mo. USD LIBOR + 0.150%)(1),(2)	07/25/36	1,518,855	1,521,423
Structured Asset Securities Corp. (06-WF2-A4)
2.82% (1 mo. USD LIBOR + 0.310%)(2)	07/25/36	2,906,666	2,916,121
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)
3.89% (3)	04/25/37	185,586	150,657
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)
4.19% (3)	06/25/37	6,439	5,959
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)
4.92% (3)	01/25/37	650,972	653,811
Towd Point Mortgage Trust (17-4-A1)
2.75% (1),(3)	06/25/57	19,573,809	19,023,747
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)
2.45% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	8,325,547	4,822,616
WaMu Mortgage Pass-Through Certificates (04-AR14-A1)
4.40% (3)	01/25/35	6,146,738	6,300,373

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)
2.80% (1 mo. USD LIBOR + 0.290%)(2)	10/25/45	$7,676,150	$7,610,204
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)
3.70% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	618,599	629,081
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)
4.07% (3)	12/25/35	1,292,759	1,251,295
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)
4.31% (3)	01/25/36	2,238,415	2,149,094
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)
2.82% (1 mo. USD LIBOR + 0.310%)(2)	01/25/45	237,650	231,049
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)
3.15% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	5,449,732	5,468,212
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)
3.32% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	16,995,756	16,735,713
WaMu Mortgage Pass-Through Certificates (06-AR11-1A)
3.21% (12 mo. Monthly Treasury Average Index + 0.960%)(2)	09/25/46	4,414,641	4,009,274
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)
2.97% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	5,196,413	5,200,049
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)
4.22% (3)	11/25/30	109,113	110,610
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)
5.75%	02/25/36	1,039,986	976,449
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)
3.11% (1 mo. USD LIBOR + 0.600%)(2)	07/25/36	2,245,672	1,531,707
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)
2.68% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	3,932,277	3,494,777
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)
2.33% (11th District Cost of Funds + 1.250%)(2)	04/25/47	1,679,009	1,493,040
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)
2.82% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	4,885,957	4,424,176
Washington Mutual Asset-Backed Certificates (06-HE1-2A4)
2.79% (1 mo. USD LIBOR + 0.280%)(2)	04/25/36	10,322,939	9,903,980
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2)
2.66% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	5,707,475	5,690,976
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)
2.83% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	4,501,529
Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6)
5.04% (3)	01/25/35	1,523,739	1,578,243
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)
4.52% (3)	08/25/36	3,291,846	3,226,647
Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1)
4.68% (3)	03/25/36	2,480,743	2,496,535
Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4)
4.34% (3)	05/25/36	1,533,877	1,506,815
Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32)
6.00%	07/25/37	3,111,344	3,069,831
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)
4.57% (3)	08/25/37	245,805	242,930
Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)
5.75%	02/25/38	1,290,107	1,350,363

Total Residential Mortgage-backed Securities — Non-agency (Cost: $899,890,296)			1,125,292,479

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3% (Cost: $18,170,166)
Federal Home Loan Banks, 4.35%, due 09/28/38		18,210,000	18,267,088

U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Bond
3.00%	02/15/49	168,440,000	168,143,453
3.38%	11/15/48	310,966,000	333,565,697
U.S. Treasury Note
2.50%	01/31/24	335,935,000	336,919,172
2.63%	12/31/23	230,800,000	232,742,867
3.13%	11/15/28	140,875,000	146,804,406

Total U.S. Treasury Securities (Cost: $1,190,921,004)			1,218,175,595

Total Fixed Income Securities (Cost: $6,014,184,940)			6,194,594,109

		Shares
MONEY MARKET INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 2.32%(9)		6,966,031	6,966,031

Total Money Market Investments (Cost: $6,966,031)			6,966,031

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 5.7%

FOREIGN GOVERNMENT BONDS — 1.1%
Japan Treasury Bill
0.00%(4)	02/12/19	JPY 3,780,000,000	34,734,529
0.00%(4)	02/25/19	JPY 3,765,000,000	34,598,423

Total Foreign Government Bonds (Cost: $66,718,596)			69,332,952

DISCOUNT NOTE — 0.6% (Cost: $39,946,221)
Federal Home Loan Bank
2.16% (10)	02/21/19	40,000,000	39,947,120

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

Issues	Maturity Date	Principal Amount	Value
U.S. Treasury Securities — 4.0%
U.S. Treasury Bill
2.14% (10)	02/12/19	$10,000,000	$9,992,949
2.97% (10)	02/26/19	240,000,000	239,607,917
2.36% (10),(11)	03/28/19	6,944,000	6,918,932

Total U.S. Treasury Securities (Cost: $256,522,065)			256,519,798

Total Short Term Investments (Cost: $363,186,882)			365,799,870

Total Investments (103.5%) (Cost: $6,384,337,853)			6,567,360,010

Liabilities In Excess Of Other Assets (-3.5%)			(224,255,914)

Net Assets (100.0%)			$6,343,104,096

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2019

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation
BUY
3,834	2-Year U.S. Treasury Note Futures	03/29/19	$808,843,833	$814,066,035	$5,222,202
3,567	5-Year U.S. Treasury Note Futures	03/29/19	402,493,031	409,703,391	7,210,360
1,103	10-Year U.S. Treasury Note Futures	03/20/19	131,334,244	135,083,031	3,748,787
242	U.S. Ultra Long Bond Futures	03/20/19	38,705,499	38,992,250	286,751

			$1,381,376,607	$1,397,844,707	$16,468,100

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Depreciation
SELL (12)
Goldman Sachs & Co.	JPY	3,780,000,000	02/12/19	$33,620,621	$34,754,498	$(1,133,877)
Goldman Sachs & Co.	JPY	3,765,000,000	02/25/19	33,649,119	34,651,519	(1,002,400)

				$67,269,740	$69,406,017	$(2,136,277)

JPY	-	Japanese Yen.
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
P/O	-	Principal Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2019, the value of these securities amounted to $350,657,915 or 5.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Board of Directors of TCW Funds, Inc.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2019.

(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Security is not accruing interest.

(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Rate disclosed is the 7-day net yield as of January 31, 2019.

(10)	Rate shown represents yield-to-maturity.

(11)	All or a portion of this security is held as collateral for open futures contracts.

(12)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2019

Industry	Percentage of Net Assets
Asset-Backed Securities	2.4%
Commercial Mortgage-Backed Securities — Agency	1.9
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Residential Mortgage-Backed Securities — Agency	55.7
Residential Mortgage-Backed Securities — Non-Agency	17.7
Short Term Investments	5.7
U.S. Government Agency Obligations	0.3
U.S. Treasury Securities	19.2
Money Market Investments	0.1

Total	103.5%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2019

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$152,144,343	$—	$152,144,343
Commercial Mortgage-Backed Securities — Agency	—	117,835,569	—	117,835,569
Commercial Mortgage-Backed Securities — Non-Agency	—	32,543,540	—	32,543,540
Residential Mortgage-Backed Securities — Agency	—	3,530,335,495	—	3,530,335,495
Residential Mortgage-Backed Securities — Non-Agency	—	1,119,814,892	5,477,587	1,125,292,479
U.S. Government Agency Obligations	—	18,267,088	—	18,267,088
U.S. Treasury Securities	1,218,175,595	—	—	1,218,175,595

Total Fixed Income Securities	1,218,175,595	4,970,940,927	5,477,587	6,194,594,109

Money Market Investments	6,966,031	—	—	6,966,031
Short-Term Investments	256,519,798	109,280,072	—	365,799,870

Total Investments	$1,481,661,424	$5,080,220,999	$5,477,587	$6,567,360,010

Asset Derivatives
Futures Contracts
Interest Rate Risk	16,468,100	—	—	16,468,100

Total Investments	$1,498,129,524	$5,080,220,999	$5,477,587	$6,583,828,110

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,136,277)	$—	$(2,136,277)

Total	$—	$(2,136,277)	$—	$(2,136,277)

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

January 31, 2019 (Unaudited)

Note 1 – Security Valuations

Securities listed or traded on the New York Stock Exchange and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds, including money market funds, are valued based on the net asset value (“NAV”) per share as reported by the investment companies. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (“Board”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (GAAP), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default, interest rate and total return swaps. Credit default, interest rate and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Options contracts. Options contracts traded on exchanges are valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2019 in valuing a Fund’s investments is listed after the Fund’s Schedule of Investments.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the quarter ended January 31, 2019.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value at the beginning and/or end of the quarter ended January 31, 2019:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund		TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2018	$1,036,315	$—		$127,112	$47,685	$5,610,158
Accrued Discounts (Premiums)	(373)	—		3,912	—	(178,637)
Realized Gain (Loss)	(1,178)	—		—	—	3,087
Change in Unrealized Appreciation	2,585	—		(13,733)	—	58,701
Purchases	—	—		—	—	1,059
Sales	(26,255)	—		—	—	(16,781)
Transfers in to Level 3 (1)	—	58,625,197	(2)	—	—	—
Transfers out of Level 3 (1)	—	—		—	—	—

Balance as of January 31, 2019	$1,011,094	$58,625,197		$117,291	$47,685	$5,477,587

Change in Unrealized Appreciation from Investments Still Held at January 31, 2019	$2,585	$—		$(13,733)	$—	$46,291

(1)	The Funds recognize transfers in and out at the beginning of the period.

(2)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2019 were as follows:

Description	Fair Value at 1/31/19	Valuation Techniques*	Unobservable Input	Range	Average Weighted Price
TCW Core Fixed Income Fund
Residential Mortgage-Backed Securities	$1,011,094	Third-party Vendor	Vendor Prices	$107.822	$107.822
TCW Emerging Markets Income Fund
Government Securities	$58,625,197	Third-party Vendor	Vendor Prices	$32.340 - 33.870	$32.925
TCW Global Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$117,291	Third-party Vendor	Vendor Prices	$9.370	$9.370
TCW High Yield Bond Fund
Equity	$47,685	Third-party Vendor	Vendor Prices	$8.500	$8.500
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$11,000	Third-party Vendor	Vendor Prices	$16.354 - 59.127	$16.361
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$5,466,587	Third-party Vendor	Vendor Prices	$0.787 - 2.570	$1.777

*

The valuation technique employed on the Level 3 securities involves the use of the broker quotes and vendor prices. The Advisor monitors the effectiveness of third party brokers and vendor prices using the Advisor’s own model and inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the quarter ended January 31, 2019, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except notional amounts or number of contracts):

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Asset Derivatives
Swaps Contracts	$—	$—	$—	$718	$718
Futures Contracts(1)	—	—	—	2,726	2,726

Total Value	$—	$—	$—	$3,444	$3,444
Liability Derivatives
Forward Contracts	$—	$—	$(185)	$—	$(185)
Swaps Contracts	—	—	—	(692)	(692)
Futures Contracts(1)	—	—	—	(9)	(9)

Total Value	$—	$—	$(185)	$(701)	$(886)
Number of Contracts or Notional Amounts(4)
Forward Currency Contracts	$—	$—	$14,721,693	$—	$14,721,693
Swap Agreements	$—	$—	$—	$93,500,000	$93,500,000
Futures Contracts	—	—	—	1,787	1,787
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Contracts	$—	$—	$2,147	$—	$2,147

Total Value	$—	$—	$2,147	$—	$2,147
Liability Derivatives
Forward Contracts	$—	$—	$(1,196)	$—	$(1,196)

Total Value	$—	$—	$(1,196)	$—	$(1,196)
Number of Contracts or Notional Amounts(4)
Forward Currency Contracts	$—	$—	$167,231,164	$—	$167,231,164

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Investments(2)	$—	$—	$— (3)	$—	$— (3)
Forward Contracts	—	—	1,735	—	1,735

Total Value	$—	$—	$1,735	$—	$1,735
Liability Derivatives
Forward Contracts	$—	$—	$(435)	$—	$(435)
Written Options	—	—	— (3)	—	— (3)

Total Value	$—	$—	$(435)	$—	$(435)
Number of Contracts or Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$108,382,332	$—	$108,382,332
Options Purchased	$—	$—	$11,376,496	$—	$11,376,496
Options Written	$—	$—	$8,360,463	$—	$8,360,463
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Swaps Contracts	$—	$(6)	$—	$—	$(6)

Total Value	$—	$(6)	$—	$—	$(6)
Number of Contracts or Notional Amounts(4)
Swaps Contracts	$—	$1,400,909	$—	$—	$1,400,909
TCW Global Bond Fund
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$105	$105
Forward Contracts	—	—	20	—	20

Total Value	$—	$—	$20	$105	$125
Liability Derivatives
Forward Contracts	$—	$—	$(11)	$—	$(11)

Total Value	$—	$—	$(11)	$—	$(11)
Number of Contracts or Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$1,743,523	$—	$1,743,523
Futures Contracts	—	—	—	35	35

	Credit Risk		Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW High Yield Bond Fund
Asset Derivatives
Futures Contracts(1)	$—		$—	$—	$14	$14

Total Value	$—		$—	$—	$14	$14
Liability Derivatives
Swap Contracts	$—	(3)	$—	$—	$—	$— (3)
Futures Contracts(1)	—		—	—	(9)	(9)

Total Value	$—		$—	$—	$(9)	$(9)
Number of Contracts or Notional Amounts(4)
Futures Contracts	—		—	—	19	19
Swaps Contracts	$250,000		$—	$—	$—	$250,000
TCW Short Term Bond Fund
Asset Derivatives
Futures Contracts(1)	$—		$—	$—	$3	$3

Total Value	$—		$—	$—	$3	$3
Number of Contracts (4)
Futures Contracts	—		—	—	5	5
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts(1)	$—		$—	$—	$16,468	$16,468

Total Value	$—		$—	$—	$16,468	$16,468
Liability Derivatives
Forward Contracts	$—		$—	$(2,136)	$—	$(2,136)

Total Value	$—		$—	$(2,136)	$—	$(2,136)
Number of Contracts (4)
Forward Currency
Contracts	$—		$—	$113,360,206	$—	$113,360,206
Futures Contracts	—		—	—	8,322	8,322

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options, at value.
(3)	Amount less than $1.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the quarter ended January 31, 2019.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2019 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended January 31, 2019 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2019 are listed in the Schedule of Investments.

Options: The Funds may purchase and/or sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2019, the TCW Emerging Markets Local Currency Income Fund purchased and wrote currency options.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2019, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. The TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2019.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2019.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2019.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2019.

Note 2 – Transactions with Affiliates

The summary of the TCW Global Bond Fund’s transactions in an affiliated fund for the quarter ended January 31, 2019 is listed after that Fund’s Schedule of Investments.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at January 31, 2019 are listed below:

TCW Core Fixed Income Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$979,700	$1,011,094	0.08%

TCW Enhanced Commodity Strategy Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.685%, due 09/15/39	7/15/16	$1,004	$7,043	0.57%

TCW Global Bond Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Bank of America-First Union NB Commercial Mortgage
(01-3-XC), (144A), 1.190%, due 04/11/37	3/26/15	$0	$15,014	0.09%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.963%, due 12/15/31	3/26/15	0	138	0.00%

		$0	$15,152	0.09%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 15, 2019

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Principal Financial and Accounting Officer

Date	March 15, 2019